UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21852

COLUMBIA FUNDS SERIES TRUST II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)

Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 671-1947

Date of fiscal year end: April 30

Date of reporting period: October 31, 2011

Item 1. Reports to Stockholders.

Semiannual Report

Columbia

120/20 Contrarian Equity Fund

Semiannual Report for the Period Ended October 31, 2011

Columbia 120/20 Contrarian Equity Fund seeks to provide shareholders with long-term growth of capital.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

Your Fund at a Glance	2

Fund Expense Example	7

Portfolio of Investments	9

Statement of Assets and Liabilities	15

Statement of Operations	17

Statement of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	25

Proxy Voting	42

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	1

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>	Columbia 120/20 Contrarian Equity Fund (the Fund) Class A shares declined 13.51% (excluding sales charge) for the six months ended October 31, 2011.

>	The Fund underperformed its benchmark, the Russell 3000® Index, which fell 8.28% for the same time period.

ANNUALIZED TOTAL RETURNS (for period ended October 31, 2011)

	6 months*	1 year	3 years	Since inception 10/18/07
Columbia 120/20 Contrarian Equity Fund Class A (excluding sales charge)	-13.51%	-1.17%	+12.22%	-5.37%
Russell 3000 Index (unmanaged)(1)	-8.28%	+7.90%	+12.28%	-2.50%

*Not	annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The index reflects reinvestment of all distributions and changes in market prices. The Fund’s performance is currently measured against this index for purposes of determining the performance incentive adjustment.

2	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at October 31, 2011
Without sales charge	6 months*	1 year	3 years	Since inception
Class A (inception 10/18/07)	-13.51%	-1.17%	+12.22%	-5.37%
Class B (inception 10/18/07)	-13.88%	-1.93%	+11.34%	-6.08%
Class C (inception 10/18/07)	-13.84%	-1.95%	+11.36%	-6.07%
Class I (inception 10/18/07)	-13.41%	-0.92%	+12.54%	-5.08%
Class Z (inception 9/27/10)	-13.45%	-0.99%	N/A	+4.27%

With sales charge
Class A (inception 10/18/07)	-18.47%	-6.85%	+10.04%	-6.75%
Class B (inception 10/18/07)	-18.19%	-6.82%	+10.53%	-6.54%
Class C (inception 10/18/07)	-14.70%	-2.92%	+11.36%	-6.07%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

* Not annualized

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at October 31, 2011)
	Long	Short(2)	Net
Consumer Discretionary	7.3%	0.0%	7.3%
Consumer Staples	8.3	0.0	8.3
Energy	14.7	0.0	14.7
Financials	10.1	0.0	10.1
Health Care	11.7	0.0	11.7
Industrials	13.5	0.0	13.5
Information Technology	16.8	0.0	16.8
Materials	8.8	0.0	8.8
Telecommunication Services	1.8	0.0	1.8
Utilities	7.8	0.0	7.8
Other(3)	1.8	0.0	1.8
Total Return Equity Swaps(4)	19.8	-22.4	-2.6
	122.4%	-22.4%	100.0%

(1)	Percentages indicated are based upon total investments. The Fund’s composition is subject to change.

(2)

At October 31, 2011, the Fund had no short positions. However, the Fund had entered into various total return equity swap contracts in order to gain short exposure to equity markets. See Total Return Equity Swap Contracts Outstanding at October 31, 2011 following the Portfolio of Investments, and Note 2 to the financial statements.

(3)	Includes Cash Equivalents.

(4)

Reflects notional amounts for total return equity swaps adjusted for unrealized appreciation (or depreciation). Notional amounts for total return equity swaps are shown in the portfolio of investments. See Total Return Equity Swap Contracts Outstanding at October 31, 2011 on pages 10-11.

4	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

TOP TEN HOLDINGS(1) (at October 31, 2011)

Top ten holdings do not include notional exposure to holdings the Fund has through its use of total return swaps. A total return swap is an agreement with a counterparty based on a single asset or basket of assets in exchange for periodic cash flows, typically based on a floating rate such as LIBOR plus or minus a small spread. The Fund uses total return swaps to take effective long and short positions. For more information regarding the Fund’s total return swaps, see Total Return Equity Swap Contracts Outstanding at October 31, 2011 on pages 10-11.

Microsoft Corp.	5.2%
Oracle Corp.	4.6
Mylan, Inc.	3.4
Lorillard, Inc.	3.4
ACE Ltd.	3.3
Schweitzer-Mauduit International, Inc.	3.3
Cooper Industries PLC	3.3
CVS Caremark Corp.	3.2
Check Point Software Technologies Ltd.	3.2
Sempra Energy	2.9

(1)	Percentages indicated are based upon total investments (excluding Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	5

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXTM

The Morningstar Style BoxTM is based on the Fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

6	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

Fund Expense Example

(Unaudited)

Understanding your expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	7

Fund Expense Example (continued)

May 1, 2011 — October 31, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	864.90	1,018.20	6.60	7.14	1.40
Class B	1,000.00	1,000.00	861.20	1,014.36	10.16	11.00	2.16
Class C	1,000.00	1,000.00	861.60	1,014.41	10.12	10.95	2.15
Class I	1,000.00	1,000.00	865.90	1,019.86	5.05	5.46	1.07
Class Z	1,000.00	1,000.00	865.50	1,019.46	5.42	5.87	1.15

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

8	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Columbia 120/20 Contrarian Equity Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 98.9%

CONSUMER DISCRETIONARY 7.2%
Auto Components 0.6%
Visteon Corp.(a)	2,173	$120,862
Automobiles 0.6%
Ford Motor Co.(a)	12,258	143,174
Leisure Equipment & Products 1.1%
Hasbro, Inc.	6,533	248,646
Media 4.9%
National CineMedia, Inc.	16,307	197,315
Regal Entertainment Group, Class A	24,933	360,032
Viacom, Inc., Class B	12,406	544,003

Total		1,101,350
TOTAL CONSUMER DISCRETIONARY		1,614,032
CONSUMER STAPLES 8.2%
Food & Staples Retailing 3.2%
CVS Caremark Corp.	19,780	718,014
Tobacco 5.0%
Lorillard, Inc.	6,821	754,812
Philip Morris International, Inc.	5,233	365,629

Total		1,120,441
TOTAL CONSUMER STAPLES		1,838,455
ENERGY 14.4%
Energy Equipment & Services 3.7%
Baker Hughes, Inc.	4,505	261,245
Halliburton Co.	15,378	574,522

Total		835,767
Oil, Gas & Consumable Fuels 10.7%
Apache Corp.	5,676	565,500
Enbridge, Inc.(b)	18,486	641,649
Exxon Mobil Corp.	2,175	169,846
Newfield Exploration Co.(a)	11,183	450,228
Occidental Petroleum Corp.	1,565	145,451
Suncor Energy, Inc.(b)	13,308	424,658

Total		2,397,332
TOTAL ENERGY		3,233,099
FINANCIALS 9.9%
Capital Markets 2.3%
Goldman Sachs Group, Inc. (The)	4,754	520,800

Issuer	Shares	Value
Common Stocks (continued)

FINANCIALS (cont.)
Commercial Banks 1.8%
CIT Group, Inc.(a)	11,682	$407,118
Diversified Financial Services 2.5%
Bank of America Corp.	80,634	550,730
Insurance 3.3%
ACE Ltd.(b)	10,219	737,301
TOTAL FINANCIALS		2,215,949
HEALTH CARE 11.5%
Life Sciences Tools & Services 3.4%
Agilent Technologies, Inc.(a)	8,616	319,395
Thermo Fisher Scientific, Inc.(a)	8,657	435,187

Total		754,582
Pharmaceuticals 8.1%
Bristol-Myers Squibb Co.	11,928	376,805
Mylan, Inc.(a)	38,947	762,193
Novartis AG, ADR(b)	5,521	311,771
Pfizer, Inc.	19,052	366,942

Total		1,817,711
TOTAL HEALTH CARE		2,572,293
INDUSTRIALS 13.3%
Airlines 0.7%
Delta Air Lines, Inc.(a)	11,744	100,059
U.S. Airways Group, Inc.(a)	3,417	19,716
United Continental Holdings, Inc.(a)	1,795	34,679

Total		154,454
Electrical Equipment 3.3%
Cooper Industries PLC(b)	13,945	731,555
Industrial Conglomerates 1.3%
Siemens AG, ADR(b)	2,674	280,690
Machinery 8.0%
Caterpillar, Inc.	3,677	347,329
Deere & Co.	8,147	618,357
Eaton Corp.	9,040	405,173
Parker Hannifin Corp.	5,301	432,297

Total		1,803,156
TOTAL INDUSTRIALS		2,969,855

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Shares	Value
Common Stocks (continued)

INFORMATION TECHNOLOGY 16.5%
Semiconductors & Semiconductor Equipment 3.7%
Intel Corp.	15,384	$377,524
LSI Corp.(a)	72,868	455,425

Total		832,949
Software 12.8%
Check Point Software Technologies Ltd.(a)(b)	12,232	704,930
Microsoft Corp.	42,903	1,142,507
Oracle Corp.	30,912	1,012,986

Total		2,860,423
TOTAL INFORMATION TECHNOLOGY		3,693,372
MATERIALS 8.6%
Chemicals 4.2%
Agrium, Inc.(b)	3,580	294,598
Dow Chemical Co. (The)	14,517	404,734
EI du Pont de Nemours & Co.	5,084	244,388

Total		943,720
Metals & Mining 1.1%
Rio Tinto PLC, ADR(b)	4,598	248,568
Paper & Forest Products 3.3%
Schweitzer -Mauduit International, Inc.	10,438	734,000

TOTAL MATERIALS		1,926,288

Issuer	Shares	Value
Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
CenturyLink, Inc.	11,018	$388,495
TOTAL TELECOMMUNICATION SERVICES		388,495
UTILITIES 7.6%
Multi-Utilities 7.6%
CenterPoint Energy, Inc.	19,152	399,128
Sempra Energy	12,132	651,852
Wisconsin Energy Corp.	10,114	327,997
Xcel Energy, Inc.	12,927	334,163

Total		1,713,140
TOTAL UTILITIES		1,713,140
Total Common Stocks
(Cost: $21,124,894)		$22,164,978

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.123%(c)(d)	391,025	$391,025
Total Money Market Funds
(Cost: $391,025)		$391,025
Total Investments
(Cost: $21,515,919)		$22,556,003
Other Assets & Liabilities, Net		(133,634)
Net Assets		$22,422,369

Investment in Derivatives

Total Return Equity Swap Contracts Outstanding at October 31, 2011
Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, London Branch	Total return on a custom basket of securities in the S&P North American Technology Semiconductor Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 28, 2011	$1,483,053	$22,738	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

Total Return Equity Swap Contracts Outstanding at October 31, 2011 (continued)
Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank, London Branch	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the S&P Small Cap 600 Index	Nov. 28, 2011	$2,605,179	$—	$(21,478)
JPMorgan Chase Bank, London Branch	Total return on a custom basket of securities in the Russell 1000 Growth Index	Floating rate based on 1- month LIBOR plus 0.30%	Nov. 28, 2011	1,992,119	—	(8,279)
JPMorgan Chase Bank, London Branch	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the Dow Jones U.S. Industrials Index	Nov. 28, 2011	2,325,781	—	(9,530)
JPMorgan Chase Bank, London Branch	Total return on a custom basket of securities in the S&P 100 Index	Floating rate based on 1- month LIBOR plus 0.30%	Nov. 28, 2011	875,932	—	(425)
Total					$22,738	$(39,712)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At October 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $4,375,720 or 19.51% of net assets.

(c)	The rate shown is the seven-day current annualized yield at October 31, 2011.

(d)	Investments in affiliates during the period ended October 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$734,554	$3,156,166	$(3,499,695)	$—	$391,025	$272	$391,025

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair Value at October 31, 2011
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets(b)	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$1,614,032	$—	$—	$1,614,032
Consumer Staples	1,838,455	—	—	1,838,455
Energy	3,233,099	—	—	3,233,099
Financials	2,215,949	—	—	2,215,949
Health Care	2,572,293	—	—	2,572,293
Industrials	2,969,855	—	—	2,969,855
Information Technology	3,693,372	—	—	3,693,372
Materials	1,926,288	—	—	1,926,288
Telecommunication Services	388,495	—	—	388,495
Utilities	1,713,140	—	—	1,713,140
Total Equity Securities	22,164,978	—	—	22,164,978
Other
Money Market Funds	391,025	—	—	391,025
Total Other	391,025	—	—	391,025
Investments in Securities	22,556,003	—	—	22,556,003
Derivatives(c)
Assets
Swap Contracts	—	22,738	—	22,738
Liabilities
Swap Contracts	—	(39,712)	—	(39,712)
Total	$22,556,003	$(16,974)	$—	$22,539,029

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Fair Value Measurements (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities

October 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $21,124,894)	$22,164,978
Affiliated issuers (identified cost $391,025)	391,025
Total investments (identified cost $21,515,919)	22,556,003
Cash	1,352
Unrealized appreciation on swap contracts	22,738
Receivable for:
Capital shares sold	98
Dividends	16,175
Reclaims	1,122
Expense reimbursement due from Investment Manager	2,272
Prepaid expense	5,917
Total assets	22,605,677
Liabilities
Unrealized depreciation on swap contracts	39,712
Payable for:
Capital shares purchased	69,204
Investment management fees	1,810
Distribution fees	671
Transfer agent fees	2,674
Administration fees	152
Other expenses	69,085
Total liabilities	183,308
Net assets applicable to outstanding capital stock	$22,422,369

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	15

Statement of Assets and Liabilities (continued)

October 31, 2011 (Unaudited)

Represented by
Paid-in capital	$33,290,237
Undistributed net investment income	319,562
Accumulated net realized loss	(12,210,540)
Unrealized appreciation (depreciation) on:
Investments	1,040,084
Swap contracts	(16,974)
Total — representing net assets applicable to outstanding capital stock	$22,422,369
Net assets applicable to outstanding shares
Class A	$19,345,829
Class B	$577,391
Class C	$2,494,265
Class I	$2,312
Class Z	$2,572
Shares outstanding
Class A	1,270,493
Class B	38,470
Class C	166,982
Class I	151
Class Z	168
Net asset value per share
Class A(a)	$15.23
Class B	$15.01
Class C	$14.94
Class I	$15.31
Class Z	$15.31

(a) The maximum offering price per share for Class A is $16.16. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

Statement of Operations

Six months ended October 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$264,105
Dividends from affiliates	272
Foreign taxes withheld	(1,874)
Total income	262,503
Expenses:
Investment management fees	114,990
Distribution fees
Class A	28,129
Class B	4,050
Class C	13,296
Transfer agent fees
Class A	13,749
Class B	503
Class C	1,632
Class Z	2
Administration fees	10,391
Compensation of board members	3,388
Custodian fees	7,490
Printing and postage fees	18,980
Registration fees	44,360
Professional fees	18,312
Other	5,034
Total expenses	284,306
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(90,504)
Total net expenses	193,802
Net investment income	68,701
Realized and unrealized gain (loss)—net
Net realized gain (loss) on:
Investments	470,478
Foreign currency transactions	(108)
Swap contracts	(2,766)
Net realized gain	467,604
Net change in unrealized appreciation (depreciation) on:
Investments	(4,630,850)
Swap contracts	5,164
Net change in unrealized depreciation	(4,625,686)
Net realized and unrealized loss	(4,158,082)
Net decrease in net assets from operations	$(4,089,381)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	17

Statement of Changes in Net Assets

	Six months ended October 31, 2011	Year ended April 30, 2011
	(Unaudited)
Operations
Net investment income	$68,701	$163,700
Net realized gain (loss)	467,604	(753,411)
Net change in unrealized appreciation (depreciation)	(4,625,686)	4,584,759
Net increase (decrease) in net assets resulting from operations	(4,089,381)	3,995,048
Distributions to shareholders from:
Net investment income
Class A	—	(324,201)
Class B	—	(5,381)
Class C	—	(15,350)
Class I	—	(38)
Class Z	—	(42)
Total distributions to shareholders	—	(345,012)
Decrease in net assets from share transactions	(4,567,778)	(14,076,703)
Total decrease in net assets	(8,657,159)	(10,426,667)
Net assets at beginning of period	31,079,528	41,506,195
Net assets at end of period	$22,422,369	$31,079,528
Undistributed net investment income	$319,562	$250,861

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

	Six months ended October 31, 2011 (Unaudited)		Year ended April 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	33,054	527,909	187,492	2,927,899
Conversions from Class B	15,170	252,737	26,099	365,132
Distributions reinvested	—	—	17,842	290,462
Redemptions	(298,251)	(4,663,808)	(896,227)	(13,679,745)
Net decrease	(250,027)	(3,883,162)	(664,794)	(10,096,252)
Class B shares
Subscriptions	—	—	29,327	401,705
Distributions reinvested	—	—	217	3,504
Conversions to Class A	(15,355)	(252,737)	(26,421)	(365,132)
Redemptions	(19,999)	(328,003)	(22,063)	(335,153)
Net decrease	(35,354)	(580,740)	(18,940)	(295,076)
Class C shares
Subscriptions	5,860	94,246	40,096	637,578
Distributions reinvested	—	—	928	14,922
Redemptions	(12,066)	(198,122)	(27,564)	(394,622)
Net increase (decrease)	(6,206)	(103,876)	13,460	257,878
Class I shares
Redemptions	—	—	(281,540)	(3,938,995)
Net decrease	—	—	(281,540)	(3,938,995)
Class R5 shares
Redemptions	—	—	(500)	(6,758)
Net decrease	—	—	(500)	(6,758)
Class Z shares
Subscriptions	4	75	168	2,500
Redemptions	(4)	(75)	—	—
Net increase	—	—	168	2,500
Total net decrease	(291,587)	(4,567,778)	(952,146)	(14,076,703)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	19

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended October 31, 2011		Year ended April 30,
			2011	2010	2009	2008(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$17.61		$15.27	$11.42	$17.25	$19.83
Income from investment operations:
Net investment income	0.05		0.08	0.04	0.10	0.04
Net realized and unrealized gain (loss)	(2.43)		2.45	4.21	(5.93)	(2.59)
Total from investment operations	(2.38)		2.53	4.25	(5.83)	(2.55)
Less distributions to shareholders from:
Net investment income	—		(0.19)	(0.40)	—	—
Tax return of capital	—		—	—	—	(0.03)
Total distributions to shareholders	—		(0.19)	(0.40)	—	(0.03)
Net asset value, end of period	$15.23		$17.61	$15.27	$11.42	$17.25
Total return	(13.51%	)	16.67%	37.50%	(33.80% )	(12.87%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.09%	(c)	1.60%	1.68%	1.79%	2.01%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.40%	(c)	1.25%	1.44%	1.50%	1.50%	(c)
Net investment income	0.63%	(c)	0.55%	0.27%	0.78%	0.40%	(c)
Supplemental data
Net assets, end of period (in thousands)	$19,346		$26,783	$33,366	$27,439	$36,243
Portfolio turnover	0%		28%	31%	36%	23%

Notes to Financial Highlights

(a)	For the period from October 18, 2007 (when shares became available) to April 20, 2008.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

	Six months ended October 31, 2011		Year ended April 30,
			2011	2010	2009		2008(a)
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$17.43		$15.11	$11.30	$17.20		$19.83
Income from investment operations:
Net investment income (loss)	(0.01)		(0.04)	(0.07)	0.00	(b)	(0.03)
Net realized and unrealized gain (loss)	(2.41)		2.43	4.17	(5.90)		(2.58)
Total from investment operations	(2.42)		2.39	4.10	(5.90)		(2.61)
Less distributions to shareholders from:
Net investment income	—		(0.07)	(0.29)	—		—
Tax return of capital	—		—	—	—		(0.02)
Total distributions to shareholders	—		(0.07)	(0.29)	—		(0.02)
Net asset value, end of period	$15.01		$17.43	$15.11	$11.30		$17.20
Total return	(13.88%	)	15.84%	36.42%	(34.30%	)	(13.17%	)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.77%	(d)	2.36%	2.44%	2.55%		2.76%	(d)
Net expenses after fees waived or expenses reimbursed(e)	2.16%	(d)	2.01%	2.20%	2.25%		2.25%	(d)
Net investment income (loss)	(0.12%	)(d)	(0.23% )	(0.55% )	0.03%		(0.25%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$577		$1,287	$1,402	$1,599		$2,371
Portfolio turnover	0%		28%	31%	36%		23%

Notes to Financial Highlights

(a)	For the period from October 18, 2007 (when shares became available) to April 30, 2008.
(b)	Rounds to less than $0.01.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	21

Financial Highlights (continued)

	Six months ended October 31, 2011		Year ended April 30,
			2011	2010	2009		2008(a)
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$17.34		$15.06	$11.30	$17.19		$19.83
Income from investment operations:
Net investment income (loss)	(0.01)		(0.04)	(0.04)	0.00	(b)	(0.03)
Net realized and unrealized gain (loss)	(2.39)		2.42	4.13	(5.89)		(2.59)
Total from investment operations	(2.40)		2.38	4.09	(5.89)		(2.62)
Less distributions to shareholders from:
Net investment income	—		(0.10)	(0.33)	—		—
Tax return of capital	—		—	—	—		(0.02)
Total distributions to shareholders	—		(0.10)	(0.33)	—		(0.02)
Net asset value, end of period	$14.94		$17.34	$15.06	$11.30		$17.19
Total return	(13.84%	)	15.84%	36.41%	(34.26%	)	(13.21%	)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.87%	(d)	2.37%	2.45%	2.54%		2.76%	(d)
Net expenses after fees waived or expenses reimbursed(e)	2.15%	(d)	2.00%	2.20%	2.25%		2.25%	(d)
Net investment income (loss)	(0.13%	)(d)	(0.25% )	(0.31% )	0.03%		(0.27%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$2,494		$3,004	$2,406	$1,342		$736
Portfolio turnover	0%		28%	31%	36%		23%

Notes to Financial Highlights

(a)	For the period from October 18, 2007 (when shares became available) to April 30, 2008.
(b)	Rounds to less than $0.01.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

	Six months ended October 31, 2011		Year ended April 30,
			2011	2010	2009	2008(a)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$17.68		$15.35	$11.48	$17.28	$19.83
Income from investment operations:
Net investment income	0.08		0.19	0.10	0.14	0.07
Net realized and unrealized gain (loss)	(2.45)		2.39	4.22	(5.94)	(2.59)
Total from investment operations	(2.37)		2.58	4.32	(5.80)	(2.52)
Less distributions to shareholders from:
Net investment income	—		(0.25)	(0.45)	—	—
Tax return of capital	—		—	—	—	(0.03)
Total distributions to shareholders	—		(0.25)	(0.45)	—	(0.03)
Net asset value, end of period	$15.31		$17.68	$15.35	$11.48	$17.28
Total return	(13.41%	)	16.95%	37.91%	(33.57% )	(12.69%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.75%	(c)	0.93%	1.32%	1.41%	1.62%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.07%	(c)	0.76%	1.07%	1.17%	1.20%	(c)
Net investment income	0.95%	(c)	1.37%	0.71%	1.08%	0.81%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3	$4,325	$3,233	$8,604
Portfolio turnover	0%		28%	31%	36%	23%

Notes to Financial Highlights

(a)	For the period from October 18, 2007 (when shares became available) to April 30, 2008.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	23

Financial Highlights (continued)

	Six months ended October 31, 2011		Year ended April 30, 2011(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$17.69		$14.85
Income from investment operations:
Net investment income	0.07		0.05
Net realized and unrealized gain (loss)	(2.45)		3.04
Total from investment operations	(2.38)		3.09
Less distributions to shareholders from:
Net investment income	—		(0.25)
Total distributions to shareholders	—		(0.25)
Net asset value, end of period	$15.31		$17.69
Total return	(13.45%	)	20.95%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.86%	(c)	1.49%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.15%	(c)	1.04%	(c)
Net investment income	0.86%	(c)	0.53%	(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	0%		28%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to April 30, 2011.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements

October 31, 2011 (Unaudited)

Note	1. Organization

Columbia 120/20 Contrarian Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	25

Notes to Financial Statements (continued)

liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

26	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	27

Notes to Financial Statements (continued)

secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Total Return Swaps

The Fund entered into total return swap contracts to obtain long or short exposure to the total return on a basket of reference securities during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap contracts may be used to obtain exposure to a reference security or market without owning, taking physical custody of, or short selling such security or securities in a market.

The notional amounts of total return swap contracts are not recorded in the financial statements. Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain or (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap contract is unlimited based on the potential for unlimited increases in the market value of the reference securities. This risk may be offset if the Fund holds any of the reference securities. The risk in the case of long total return swap contract is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap

28	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative contracts entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives contacts between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement) the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives contracts presented in the financial statements are not netted with the market values of other derivatives contracts or with any collateral amounts posted by the Fund or any counterparty.

At October 31, 2011, no collateral had been posted by either the Fund or the counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at October 31, 2011

	Asset derivatives		Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unrealized appreciation on swap contracts	$22,738	Unrealized depreciation on swap contracts	$39,712
Total		$22,738			$39,712

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended October 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Swap Contracts
Equity contracts	$(2,766)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Swap Contracts
Equity contracts	$5,164

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	29

Notes to Financial Statements (continued)

Volume of Derivative Instruments for the Six Months Ended October 31, 2011
Contracts Opened
Swap Contracts	15

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is recorded as interest expense in the Statement of Operations and a short position is reported as a liability at fair value in the Statement of Asset and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale. The Fund’s potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. As the Fund intends to use the cash proceeds from the short sales to invest in additional long securities, the Fund’s use of short sales in effect “leverages” the Fund. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. There is also the risk that the broker may fail to honor its contract terms, causing a loss to the Fund. During the six months ended October 31, 2011, the Fund did not enter into any short sales.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

30	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized gains and unrealized gains at the appropriate rate for those jurisdictions, if applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	31

Notes to Financial Statements (continued)

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.95% to 0.89% as the Fund’s net assets increase. The fee may be adjusted downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 36-month period between the annualized performance of one Class A share of

32	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

the Fund and the annualized performance of the Russell 3000® Index. The maximum adjustment is 0.50% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $8,404 for the six months ended October 31, 2011. The annualized effective management fee rate for the six months ended October 31, 2011 was 0.89% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA.

In September 2010, the Board approved a new IMSA that includes an elimination of the PIA. The management fee under the new IMSA is a percentage of the Fund’s average daily net assets that is equal to the base fee applicable under the prior IMSA. The new IMSA was approved by the Fund’s shareholders at a meeting held on February 15, 2011. Furthermore, effective October 1, 2010, the Investment Manager has agreed that for a transitional period of 18 months (which is equal to half of the Fund’s rolling performance fee calculation period), the Fund will compensate the Investment Manager at the lower of: (i) the management fee calculated and capped at the rate calculated under the current IMSA prior to any performance incentive adjustment, or (ii) the fee calculated under the current IMSA including any applicable downward adjustment under the terms of the PIA. This transition agreement terminates effective April 1, 2012 (the conclusion of the transitional period), at which time there will not be any negative PIA reducing the investment management services fee.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2011 was 0.08% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended October 31, 2011, other expenses paid to this company were $545.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	33

Notes to Financial Statements (continued)

the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended October 31, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class B	0.13
Class C	0.12
Class Z	0.12

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2011, no minimum account balance fees were charged by the Fund.

34	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $69,000 and $17,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $4,694 for Class A and $511 for Class B shares for the six months ended October 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.44%
Class B	2.19
Class C	2.19
Class I	1.11
Class Z	1.19

Prior to July 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	35

Notes to Financial Statements (continued)

performance incentive adjustment, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.50%
Class B	2.26
Class C	2.25
Class I	1.17
Class Z	1.25

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note	4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2011, the cost of investments for federal income tax purposes was approximately $21,516,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,074,000
Unrealized depreciation	$(2,034,000)
Net unrealized app/depreciation	$1,040,000

The following capital loss carryforward, determined as of April 30, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$3,090,734
2018	8,138,985
2019	877,875
Total	$12,107,594

36	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note	5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $0 and $4,140,139, respectively, for the six months ended October 31, 2011.

Note	6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note	7. Shareholder Concentration

At October 31, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s Class I and Class Z shares.

Note	8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended,

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	37

Notes to Financial Statements (continued)

which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount was increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective December 13, 2011, the Fund extended its revolving credit facility with the Administrative Agent. The credit facility agreement, as amended, permits collective borrowings up to $500 million. Effective December 13, 2011, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended October 31, 2011.

Note	9. Significant Risks

Short Selling Risk

The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security’s price will decline. The Fund’s potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to

38	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

Note	10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note	11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements.

The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	39

Notes to Financial Statements (continued)

January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An

40	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT	41

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

42	COLUMBIA 120/20 CONTRARIAN EQUITY FUND — 2011 SEMIANNUAL REPORT

Columbia 120/20 Contrarian Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6520 F (12/11)

Semiannual Report

Columbia

Recovery and Infrastructure Fund

Semiannual Report for the Period Ended October 31, 2011

Columbia Recovery and Infrastructure Fund seeks to provide shareholders with long-term growth of capital.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

Your Fund at a Glance	2

Fund Expense Example	6

Portfolio of Investments	8

Statement of Assets and Liabilities	13

Statement of Operations	15

Statement of Changes in Net Assets	16

Financial Highlights	18

Notes to Financial Statements	26

Proxy Voting	40

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	1

Your Fund at a Glance

FUND SUMMARY

>	Columbia Recovery and Infrastructure Fund (the Fund) Class A shares declined 20.77% (excluding sales charge) for the six months ended October 31, 2011.

>	The Fund underperformed its benchmark, the Standard & Poor’s 500® Index, which fell 7.11% for the same time period.

ANNUALIZED TOTAL RETURNS (for period ended October 31, 2011)

	6 months	*	1 year	Since inception 2/19/09
Columbia Recovery and Infrastructure Fund Class A (excluding sales charge)	-20.77%		+1.22%	+32.77%
S&P 500 Index (unmanaged)(1)	-7.11%		+8.09%	+21.79%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Standard & Poor’s 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

2	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at October 31, 2011
Without sales charge	6 months*	1 year	Since inception
Class A (inception 2/19/09)	-20.77%	+1.22%	+32.77%
Class B (inception 2/19/09)	-21.07%	+0.44%	+31.77%
Class C (inception 2/19/09)	-21.11%	+0.43%	+31.77%
Class I (inception 2/19/09)	-20.64%	+1.62%	+33.31%
Class R (inception 2/19/09)	-20.86%	+1.00%	+32.33%
Class R4 (inception 2/19/09)	-20.70%	+1.29%	+32.88%
Class R5 (inception 2/19/09)	-20.63%	+1.51%	+33.20%
Class Z (inception 9/27/10)	-20.69%	+1.50%	+5.77%

With sales charge
Class A (inception 2/19/09)	-25.31%	-4.58%	+29.89%
Class B (inception 2/19/09)	-25.02%	-4.53%	+31.07%
Class C (inception 2/19/09)	-21.89%	-0.56%	+31.77%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*Not	annualized

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at October 31, 2011)
Consumer Discretionary	3.8%
Energy	5.1
Industrials	54.8
Information Technology	30.8
Materials	4.5
Other(2)	1.0

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.
(2)	Cash Equivalents.

TOP TEN HOLDINGS(1) (at October 31, 2011)
Chicago Bridge & Iron Co. NV	5.2%
KBR, Inc.	4.7
Ford Motor Co.	3.8
Caterpillar, Inc.	3.3
Microsoft Corp.	3.1
Foster Wheeler AG	3.0
Deere & Co.	2.9
Honeywell International, Inc.	2.8
International Business Machines Corp.	2.8
Intel Corp.	2.7
(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

MORNINGSTAR STYLE BOXTM

The Morningstar Style BoxTM is based on the Fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	5

Fund Expense Example

(Unaudited)

Understanding your expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

6	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

May 1, 2011 — October 31, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	792.30	1,019.16	5.48	6.17	1.21
Class B	1,000.00	1,000.00	789.30	1,015.37	8.86	9.98	1.96
Class C	1,000.00	1,000.00	788.90	1,015.37	8.86	9.98	1.96
Class I	1,000.00	1,000.00	793.60	1,021.53	3.35	3.78	0.74
Class R	1,000.00	1,000.00	791.40	1,017.89	6.61	7.45	1.46
Class R4	1,000.00	1,000.00	793.00	1,019.86	4.85	5.46	1.07
Class R5	1,000.00	1,000.00	793.70	1,021.13	3.72	4.19	0.82
Class Z	1,000.00	1,000.00	793.10	1,020.47	4.31	4.85	0.95

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	7

Portfolio of Investments

Columbia Recovery and Infrastructure Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 99.0%
CONSUMER DISCRETIONARY 3.8%
Automobiles 3.8%
Ford Motor Co.(a)	2,598,823	$30,354,253

TOTAL CONSUMER DISCRETIONARY		30,354,253

ENERGY 5.1%
Energy Equipment & Services 5.1%
Baker Hughes, Inc.	312,298	18,110,161
Halliburton Co.	414,875	15,499,730
McDermott International, Inc.(a)(b)	628,530	6,901,259

Total		40,511,150
TOTAL ENERGY		40,511,150

INDUSTRIALS 54.8%
Aerospace & Defense 5.9%
Boeing Co. (The)	130,331	8,574,476
Honeywell International, Inc.	421,587	22,091,159
ITT Corp.(a)	355,012	16,188,547

Total		46,854,182
Airlines 3.4%
Delta Air Lines, Inc.(a)	1,541,423	13,132,924
United Continental Holdings, Inc.(a)(c)	737,254	14,243,747

Total		27,376,671
Construction & Engineering 21.1%
Aegion Corp.(a)(c)	768,447	11,365,331
Chicago Bridge & Iron Co. NV(b)	1,122,676	41,067,488
Foster Wheeler AG(a)(b)	1,111,491	23,696,988
Jacobs Engineering Group, Inc.(a)	333,626	12,944,689
KBR, Inc.	1,334,595	37,248,547
Quanta Services, Inc.(a)(c)	449,143	9,382,597
Shaw Group, Inc. (The)(a)(c)	613,918	14,279,733
URS Corp.(a)	548,130	19,568,241

Total		169,553,614
Electrical Equipment 4.4%
ABB Ltd., ADR(a)(b)	790,598	14,871,148
Babcock & Wilcox Co. (The)(a)	358,017	7,872,794
Cooper Industries PLC(b)	239,336	12,555,567

Total		35,299,509
Machinery 20.0%
AGCO Corp.(a)	339,520	14,881,162

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS (cont.)
Machinery (cont.)
Astec Industries, Inc.(a)(c)	442,326	$14,707,339
Caterpillar, Inc.	275,659	26,038,749
Crane Co.	147,389	6,501,329
Deere & Co.	298,777	22,677,174
Eaton Corp.	459,763	20,606,578
Parker Hannifin Corp.	186,128	15,178,738
Terex Corp.(a)	836,494	13,919,260
Timken Co.	273,122	11,503,899
Trinity Industries, Inc.(c)	528,489	14,411,895

Total		160,426,123
TOTAL INDUSTRIALS		439,510,099
INFORMATION TECHNOLOGY 30.8%
Communications Equipment 6.1%
Cisco Systems, Inc.	267,204	4,951,290
Harris Corp.(c)	215,325	8,128,519
Opnext, Inc.(a)(c)	1,014,166	1,006,458
Telefonaktiebolaget LM Ericsson, ADR(b)	1,352,580	14,080,358
Tellabs, Inc.	4,744,059	20,541,775

Total		48,708,400
Computers & Peripherals 2.0%
EMC Corp.(a)	668,661	16,388,881
Electronic Equipment, Instruments & Components 11.5%
Benchmark Electronics, Inc.(a)(c)	145,144	1,994,279
Celestica, Inc.(a)(b)	564,665	4,686,720
Coherent, Inc.(a)	400,336	20,405,126
Flextronics International Ltd.(a)(b)	3,191,993	20,955,434
Jabil Circuit, Inc.	126,418	2,599,154
Newport Corp.(a)(c)	1,064,373	14,741,566
Sanmina-SCI Corp.(a)(c)	2,126,424	18,733,795
TE Connectivity Ltd.(b)	228,891	8,137,075

Total		92,253,149
IT Services 2.7%
International Business Machines Corp.	118,342	21,849,483
Semiconductors & Semiconductor Equipment 4.5%
Broadcom Corp., Class A(a)	106,695	3,850,623
Brooks Automation, Inc.(c)	986,454	10,308,444

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY (cont.)
Semiconductors & Semiconductor Equipment (cont.)
Intel Corp.	887,993	$21,791,348

Total		35,950,415
Software 4.0%
Microsoft Corp.	936,334	24,934,575
Oracle Corp.	220,351	7,220,902

Total		32,155,477
TOTAL INFORMATION TECHNOLOGY		247,305,805
MATERIALS 4.5%
Chemicals 1.7%
Dow Chemical Co. (The)	498,682	13,903,254
Metals & Mining 2.8%
Alcoa, Inc.	1,160,423	12,486,152
Freeport-McMoRan Copper & Gold, Inc.	248,734	10,014,031

Total		22,500,183
TOTAL MATERIALS		36,403,437
Total Common Stocks (Cost: $774,732,622)		$794,084,744

	Shares	Value
Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.123%(d)(e)	8,374,045	$8,374,045
Total Money Market Funds (Cost: $8,374,045)		$8,374,045

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 1.7%
Asset-Backed Commercial Paper 0.1%
Grampian Funding LLC
11/21/11	0.270%	$999,790	$999,790

Total			999,790
Certificates of Deposit 1.5%
Credit Industrial et Commercial
11/21/11	0.410%	5,000,000	5,000,000
National Bank of Canada
11/18/11	0.284%	2,500,000	2,500,000
Union Bank of Switzerland
12/09/11	0.293%	4,000,000	4,000,000

Total			11,500,000
Repurchase Agreements 0.1%
Societe Generale dated 10/31/11, matures 11/01/11, repurchase price $867,578(f)
	0.130%	867,575	867,575

Total			867,575
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $13,367,365)			$13,367,365
Total Investments
(Cost: $796,474,032)			$815,826,154
Other Assets & Liabilities, Net			(13,727,947)
Net Assets			$802,098,207

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At October 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $146,952,037 or 18.32% of net assets.

(c)	At October 31, 2011, security was partially or fully on loan.

(d)	The rate shown is the seven-day current annualized yield at October 31, 2011.

(e)	Investments in affiliates during the period ended October 31, 2011:

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$17,868,874	$155,114,819	$(164,609,648)	$—	$8,374,045	$7,071	$8,374,045

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Societe Generale (0.130%)

Security Description	Value
Fannie Mae Pool	$223,168
Fannie Mae REMICS	127,442
Freddie Mac Gold Pool	74,902
Freddie Mac Non Gold Pool	21,612
Freddie Mac REMICS	222,872
Government National Mortgage Association	214,931
Total Market Value of Collateral Securities	$884,927

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair Value at October 31, 2011
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets(b)	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$30,354,253	$—	$—	$30,354,253
Energy	40,511,150	—	—	40,511,150
Industrials	439,510,099	—	—	439,510,099
Information Technology	247,305,805	—	—	247,305,805
Materials	36,403,437	—	—	36,403,437
Total Equity Securities	794,084,744	—	—	794,084,744
Other
Money Market Funds	8,374,045	—	—	8,374,045
Investments of Cash Collateral Received for Securities on Loan	—	13,367,365	—	13,367,365
Total Other	8,374,045	13,367,365	—	21,741,410
Total	$802,458,789	$13,367,365	$—	$815,826,154

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities

October 31, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $774,732,622)	$794,084,744
Affiliated issuers (identified cost $8,374,045)	8,374,045
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $12,499,790)	12,499,790
Repurchase agreements (identified cost $867,575)	867,575
Total investments (identified cost $796,474,032)	815,826,154
Receivable for:
Investments sold	2,678,108
Capital shares sold	1,946,565
Dividends	340,248
Interest	5,021
Prepaid expense	18,044
Total assets	820,814,140
Liabilities
Due upon return of securities on loan	13,367,365
Payable for:
Investments purchased	3,795,300
Capital shares purchased	1,211,292
Investment management fees	43,987
Distribution fees	15,052
Transfer agent fees	225,850
Administration fees	3,927
Plan administration fees	11
Other expenses	53,149
Total liabilities	18,715,933
Net assets applicable to outstanding capital stock	$802,098,207

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	13

Statement of Assets and Liabilities (continued)

October 31, 2011 (Unaudited)

Represented by
Paid-in capital	$710,220,065
Undistributed net investment income	35,926
Accumulated net realized gain	72,490,094
Unrealized appreciation (depreciation) on:
Investments	19,352,122
Total — representing net assets applicable to outstanding capital stock	$802,098,207
*Value of securities on loan	$12,644,818
Net assets applicable to outstanding shares
Class A	$482,197,935
Class B	$16,002,047
Class C	$41,159,895
Class I	$7,757
Class R	$244,120
Class R4	$515,062
Class R5	$77,281
Class Z	$261,894,110
Shares outstanding
Class A	25,383,549
Class B	856,317
Class C	2,201,828
Class I	405
Class R	12,951
Class R4	27,054
Class R5	4,042
Class Z	13,688,889
Net asset value per share
Class A(a)	$19.00
Class B	$18.69
Class C	$18.69
Class I	$19.15
Class R	$18.85
Class R4	$19.04
Class R5	$19.12
Class Z	$19.13

(a)	The maximum offering price per share for Class A is $20.16. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

Statement of Operations

Six months ended October 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$5,366,406
Dividends from affiliates	7,071
Income from securities lending—net	60,841
Foreign taxes withheld	(48,614)
Total income	5,385,704
Expenses:
Investment management fees	3,178,097
Distribution fees
Class A	712,357
Class B	96,846
Class C	223,410
Class R	525
Transfer agent fees
Class A	520,843
Class B	17,588
Class C	39,548
Class R	186
Class R4	153
Class R5	27
Class Z	229,310
Administration fees	269,012
Plan administration fees
Class R4	807
Compensation of board members	14,143
Custodian fees	13,370
Printing and postage fees	24,134
Registration fees	71,120
Professional fees	20,614
Other	24,746
Total expenses	5,456,836
Expense reductions	(100)
Total net expenses	5,456,736
Net investment loss	(71,032)
Realized and unrealized gain (loss) – net
Net realized gain (loss) on:
Investments	49,391,214
Net realized gain	49,391,214
Net change in unrealized appreciation (depreciation) on:
Investments	(286,291,282)
Net change in unrealized depreciation	(286,291,282)
Net realized and unrealized loss	(236,900,068)
Net decrease in net assets from operations	$(236,971,100)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	15

Statement of Changes in Net Assets

	Six months ended October 31, 2011	Year ended April 30, 2011(a)
	(Unaudited)
Operations
Net investment income (loss)	$(71,032)	$3,242,568
Net realized gain	49,391,214	22,990,247
Net change in unrealized appreciation (depreciation)	(286,291,282)	136,435,003
Net increase (decrease) in net assets resulting from operations	(236,971,100)	162,667,818
Distributions to shareholders from:
Net investment income
Class A	—	(2,114,674)
Class I	—	(882,350)
Class R	—	(345)
Class R4	—	(2,795)
Class R5	—	(421)
Class Z	—	(282)
Net realized gains
Class A	—	(5,943,087)
Class B	—	(268,638)
Class C	—	(417,539)
Class I	—	(1,445,572)
Class R	—	(1,359)
Class R4	—	(7,476)
Class R5	—	(753)
Class Z	—	(468)
Total distributions to shareholders	—	(11,085,759)
Increase (decrease) in net assets from share transactions	(95,571,739)	376,685,583
Total increase (decrease) in net assets	(332,542,839)	528,267,642
Net assets at beginning of period	1,134,641,046	606,373,404
Net assets at end of period	$802,098,207	$1,134,641,046
Undistributed net investment income	$35,926	$106,958

(a)	Class Z shares are for the period from September 27, 2010 (commencement of operations) to April 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

	Six months ended October 31, 2011 (Unaudited)		Year ended April 30, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	3,352,262	70,251,272	12,028,526	252,733,372
Conversions from Class B	96,749	2,106,911	86,213	1,557,980
Distributions reinvested	—	—	332,692	7,059,755
Redemptions	(7,752,804)	(154,555,096)	(5,077,366)	(99,159,892)
Net increase (decrease)	(4,303,793)	(82,196,913)	7,370,065	162,191,215
Class B shares
Subscriptions	24,666	495,102	225,589	4,270,275
Distributions reinvested	—	—	12,084	253,890
Conversions to Class A	(98,100)	(2,106,911)	(87,152)	(1,557,980)
Redemptions	(142,055)	(2,794,183)	(187,416)	(3,600,553)
Net decrease	(215,489)	(4,405,992)	(36,895)	(634,368)
Class C shares
Subscriptions	366,110	7,614,153	874,815	18,132,538
Distributions reinvested	—	—	18,054	379,498
Redemptions	(279,622)	(5,403,338)	(214,030)	(4,277,952)
Net increase	86,488	2,210,815	678,839	14,234,084
Class I shares
Subscriptions	11,526	256,374	157,048	3,165,404
Distributions reinvested	—	—	109,182	2,327,759
Redemptions	(3,741,235)	(81,856,443)	(2,475,853)	(55,945,430)
Net decrease	(3,729,709)	(81,600,069)	(2,209,623)	(50,452,267)
Class R shares
Subscriptions	6,224	126,965	2,587	50,329
Distributions reinvested	—	—	52	1,092
Redemptions	—	—	(39)	(850)
Net increase	6,224	126,965	2,600	50,571
Class R3 shares
Redemptions	—	—	(1,000)	(16,521)
Net decrease	—	—	(1,000)	(16,521)
Class R4 shares
Subscriptions	2,486	53,661	12,917	264,706
Distributions reinvested	—	—	455	9,677
Redemptions	(9,686)	(193,416)	(10,820)	(217,603)
Net increase (decrease)	(7,200)	(139,755)	2,552	56,780
Class R5 shares
Subscriptions	1,688	37,013	1,460	34,185
Distributions reinvested	—	—	37	785
Redemptions	(2,163)	(42,448)	—	—
Net increase (decrease)	(475)	(5,435)	1,497	34,970
Class Z shares
Subscriptions	7,451,352	155,763,421	10,696,438	252,955,888
Distributions reinvested	—	—	33	695
Redemptions	(4,384,707)	(85,324,776)	(74,227)	(1,735,464)
Net increase	3,066,645	70,438,645	10,622,244	251,221,119
Total net increase (decrease)	(5,097,309)	(95,571,739)	16,430,279	376,685,583

(a)	Class Z shares are for the period from September 27, 2010 (commencement of operations) to April 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	17

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payments of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$23.98		$19.66	$11.62	$9.02
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	0.09	(0.05)	(0.00	)(b)
Net realized and unrealized gain (loss)	(4.98)		4.57	8.15	2.60
Total from investment operations	(4.98)		4.66	8.10	2.60
Less distributions to shareholders from:
Net investment income	—		(0.09)	—	—
Net realized gains	—		(0.25)	(0.06)	—
Total distributions to shareholders	—		(0.34)	(0.06)	—
Net asset value, end of period	$19.00		$23.98	$19.66	$11.62
Total return	(20.77%	)	23.92%	69.75%	28.83%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.21%	(d)	1.16%	1.17%	1.82%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.21%	(d)(f)	1.16%	1.17%	1.39%	(d)
Net investment income (loss)	(0.05%	)(d)(f)	0.47%	(0.30% )	(0.19%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$482,198		$711,892	$438,673	$50,777
Portfolio turnover	11%		17%	11%	4%

Notes to Financial Highlights

(a)	For the period from February 19, 2009 (when shares became available) to April 30, 2009.
(b)	Rounds to less than $0.01.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009(a)
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$23.68		$19.48	$11.60	$9.02
Income from investment operations:
Net investment loss	(0.08)		(0.04)	(0.17)	(0.02)
Net realized and unrealized gain (loss)	(4.91)		4.49	8.11	2.60
Total from investment operations	(4.99)		4.45	7.94	2.58
Less distributions to shareholders from:
Net realized gains	—		(0.25)	(0.06)	—
Total distributions to shareholders	—		(0.25)	(0.06)	—
Net asset value, end of period	$18.69		$23.68	$19.48	$11.60
Total return	(21.07%	)	23.01%	68.49%	28.60%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.96%	(c)	1.91%	1.94%	2.58%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.96%	(c)(e)	1.91%	1.94%	2.15%	(c)
Net investment loss	(0.79%	)(c)(e)	(0.18% )	(1.04% )	(0.97%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$16,002		$25,380	$21,597	$4,018
Portfolio turnover	11%		17%	11%	4%

Notes to Financial Highlights

(a)	For the period from February 19, 2009 (when shares became available) to April 30, 2009.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	19

Financial Highlights (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009(a)
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$23.69		$19.48	$11.60	$9.02
Income from investment operations:
Net investment loss	(0.08)		(0.06)	(0.17)	(0.02)
Net realized and unrealized gain (loss)	(4.92)		4.52	8.11	2.60
Total from investment operations	(5.00)		4.46	7.94	2.58
Less distributions to shareholders from:
Net realized gains	—		(0.25)	(0.06)	—
Total distributions to shareholders	—		(0.25)	(0.06)	—
Net asset value, end of period	$18.69		$23.69	$19.48	$11.60
Total return	(21.11%	)	23.06%	68.49%	28.60%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.96%	(c)	1.91%	1.92%	2.58%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.96%	(c)(e)	1.91%	1.92%	2.15%	(c)
Net investment loss	(0.82%	)(c)(e)	(0.28% )	(1.06% )	(0.94%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$41,160		$50,102	$27,987	$2,723
Portfolio turnover	11%		17%	11%	4%

Notes to Financial Highlights

(a)	For the period from February 19, 2009 (when shares became available) to April 30, 2009.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010		2009(a)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$24.13		$19.75	$11.63		$9.02
Income from investment operations:
Net investment income	0.06		0.20	0.02		0.01
Net realized and unrealized gain (loss)	(5.04)		4.58	8.16		2.60
Total from investment operations	(4.98)		4.78	8.18		2.61
Less distributions to shareholders from:
Net investment income	—		(0.15)	(0.00	)(b)	—
Net realized gains	—		(0.25)	(0.06)		—
Total distributions to shareholders	—		(0.40)	(0.06)		—
Net asset value, end of period	$19.15		$24.13	$19.75		$11.63
Total return	(20.64%	)	24.48%	70.41%		28.94%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.74%	(d)	0.76%	0.78%		1.47%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.74%	(d)	0.76%	0.78%		0.99%	(d)
Net investment income	0.55%	(d)	1.03%	0.10%		0.31%	(d)
Supplemental data
Net assets, end of period (in thousands)	$8		$89,990	$117,333		$12,378
Portfolio turnover	11%		17%	11%		4%

Notes to Financial Highlights

(a)	For the period from February 19, 2009 (when shares became available) to April 30, 2009.
(b)	Rounds to less than $0.01.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	21

Financial Highlights (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$23.82		$19.56	$11.61	$9.02
Income from investment operations:
Net investment income (loss)	(0.04)		0.03	(0.11)	(0.01)
Net realized and unrealized gain (loss)	(4.93)		4.54	8.12	2.60
Total from investment operations	(4.97)		4.57	8.01	2.59
Less distributions to shareholders from:
Net investment income	—		(0.06)	—	—
Net realized gains	—		(0.25)	(0.06)	—
Total distributions to shareholders	—		(0.31)	(0.06)	—
Net asset value, end of period	$18.85		$23.82	$19.56	$11.61
Total return	(20.86%	)	23.59%	69.04%	28.71%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.46%	(c)	1.45%	1.59%	2.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.46%	(c)(e)	1.45%	1.59%	1.79%	(c)
Net investment income (loss)	(0.37%	)(c)(e)	0.15%	(0.69% )	(0.48%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$244		$160	$81	$12
Portfolio turnover	11%		17%	11%	4%

Notes to Financial Highlights

(a)	For the period from February 19, 2009 (when shares became available) to April 30, 2009.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010		2009(a)
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$24.01		$19.68	$11.62		$9.02
Income from investment operations:
Net investment income (loss)	0.01		0.12	(0.04)		0.00	(b)
Net realized and unrealized gain (loss)	(4.98)		4.55	8.16		2.60
Total from investment operations	(4.97)		4.67	8.12		2.60
Less distributions to shareholders from:
Net investment income	—		(0.09)	(0.00	)(b)	—
Net realized gains	—		(0.25)	(0.06)		—
Total distributions to shareholders	—		(0.34)	(0.06)		—
Net asset value, end of period	$19.04		$24.01	$19.68		$11.62
Total return	(20.70%	)	23.97%	69.94%		28.82%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.07%	(d)	1.07%	1.07%		1.76%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.07%	(d)	1.07%	1.07%		1.29%	(d)
Net investment income (loss)	0.10%	(d)	0.65%	(0.25%	)	0.06%	(d)
Supplemental data
Net assets, end of period (in thousands)	$515		$823	$624		$23
Portfolio turnover	11%		17%	11%		4%

Notes to Financial Highlights

(a)	For the period from February 19, 2009 (when shares became available) to April 30, 2009.
(b)	Rounds to less than $0.01.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	23

Financial Highlights (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010		2009(a)
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$24.09		$19.74	$11.63		$9.02
Income from investment operations:
Net investment income	0.03		0.16	0.00	(b)	0.01
Net realized and unrealized gain (loss)	(5.00)		4.58	8.17		2.60
Total from investment operations	(4.97)		4.74	8.17		2.61
Less distributions to shareholders from:
Net investment income	—		(0.14)	(0.00	)(b)	—
Net realized gains	—		(0.25)	(0.06)		—
Total distributions to shareholders	—		(0.39)	(0.06)		—
Net asset value, end of period	$19.12		$24.09	$19.74		$11.63
Total return	(20.63%	)	24.27%	70.32%		28.94%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.82%	(d)	0.82%	0.84%		1.51%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.82%	(d)	0.82%	0.84%		1.04%	(d)
Net investment income	0.28%	(d)	0.81%	0.02%		0.27%	(d)
Supplemental data
Net assets, end of period (in thousands)	$77		$109	$60		$12
Portfolio turnover	11%		17%	11%		4%

Notes to Financial Highlights

(a)	For the period from February 19, 2009 (when shares became available) to April 30, 2009.
(b)	Rounds to less than $0.01.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$24.12		$18.33
Income from investment operations:
Net investment income (loss)	0.02		(0.03)
Net realized and unrealized gain (loss)	(5.01)		6.22
Total from investment operations	(4.99)		6.19
Less distributions to shareholders from:
Net investment income	—		(0.15)
Net realized gains	—		(0.25)
Total distributions to shareholders	—		(0.40)
Net asset value, end of period	$19.13		$24.12
Total return	(20.69%	)	34.05%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.95%	(c)	0.90%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.95%	(c)(e)	0.90%	(c)
Net investment income (loss)	0.17%	(c)(e)	(0.20%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$261,894		$256,185
Portfolio turnover	11%		17%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to April 30, 2011.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	25

Notes to Financial Statements

October 31, 2011 (Unaudited)

Note 1. Organization

Columbia Recovery and Infrastructure Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class R5 shares are not subject to sales charges; however, the class is closed to new investors.

26	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary	of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	27

Notes to Financial Statements (continued)

The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

28	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

Interest income is recorded on the accrual basis.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	29

Notes to Financial Statements (continued)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for those jurisdictions, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

30	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees	and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.65% to 0.50% as the Fund’s net assets increase. Prior to July 1, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the S&P 500 Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment increased the management fee by $146,967 for the six months ended October 31, 2011. The annualized effective management fee rate for the six months ended October 31, 2011 was 0.68% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	31

Notes to Financial Statements (continued)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2011 was 0.06% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended October 31, 2011, other expenses paid to this company were $2,050.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

32	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended October 31, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R	0.18
Class R4	0.05
Class R5	0.05
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2011, these minimum account balance fees reduced total expenses by $100.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	33

Notes to Financial Statements (continued)

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $143,000 and $152,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $568,494 for Class A, $14,601 for Class B and $5,046 for Class C shares for the six months ended October 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.43%
Class B	2.18
Class C	2.18
Class I	1.08
Class R	1.68
Class R4	1.38
Class R5	1.13
Class Z	1.18

Prior to July 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.38%
Class B	2.14
Class C	2.13
Class I	1.03
Class R	1.83
Class R4	1.33
Class R5	1.08
Class Z	1.13

34	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal	Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2011, the cost of investments for federal income tax purposes was approximately $796,474,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$86,830,000
Unrealized depreciation	(67,478,000)
Net unrealized appreciation	$19,352,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio	Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $105,554,305 and $201,654,958, respectively, for the six months ended October 31, 2011.

Note 6. Lending	of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	35

Notes to Financial Statements (continued)

authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At October 31, 2011, securities valued at $12,644,818 were on loan, secured by cash collateral of $13,367,365 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended October 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated	Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

36	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

Note 8. Shareholder	Concentration

At October 31, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s Class I shares.

Note 9. Line	of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount was increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective December 13, 2011, the Fund extended its revolving credit facility with the Administrative Agent. The credit facility agreement, as amended, permits collective borrowings up to $500 million. Effective December 13, 2011, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended October 31, 2011.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	37

Notes to Financial Statements (continued)

Note 10. Subsequent	Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 9 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information	Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

38	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT	39

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

40	COLUMBIA RECOVERY AND INFRASTRUCTURE FUND — 2011 SEMIANNUAL REPORT

Columbia Recovery and Infrastructure Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6530 D (12/11)

Semiannual Report

Columbia Retirement Plus® Series

Semiannual Report for the Period Ended October 31, 2011

This report describes eight Funds, each of which invests in other Columbia funds. Each Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

>	Columbia Retirement Plus 2010 Fund

>	Columbia Retirement Plus 2015 Fund

>	Columbia Retirement Plus 2020 Fund

>	Columbia Retirement Plus 2025 Fund

>	Columbia Retirement Plus 2030 Fund

>	Columbia Retirement Plus 2035 Fund

>	Columbia Retirement Plus 2040 Fund

>	Columbia Retirement Plus 2045 Fund

Not FDIC insured ¡ No bank guarantee • May lose value

Your Fund at a Glance
Columbia Retirement Plus 2010 Fund	3
Columbia Retirement Plus 2015 Fund	5
Columbia Retirement Plus 2020 Fund	7
Columbia Retirement Plus 2025 Fund	9

Columbia Retirement Plus 2030 Fund	11
Columbia Retirement Plus 2035 Fund	13
Columbia Retirement Plus 2040 Fund	15
Columbia Retirement Plus 2045 Fund	17
Investment Changes	19
Fund Expenses Examples	35
Investments in Affiliated Funds	44
Statements of Assets and Liabilities	60
Statements of Operations	63
Statements of Changes in Net Assets	66
Financial Highlights	74

Notes to Financial Statements	107
Proxy Voting	114

See the Funds’ prospectus for risks associated with investing in the Funds.

2	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Your Fund at a Glance

(Unaudited)

Columbia Retirement Plus 2010 Fund

FUND SUMMARY

>

For the six month period ended October 31, 2011, Columbia Retirement Plus 2010 Fund (the 2010 Fund) Class A shares declined 4.18% (excluding sales charge). Its Blended 2010 Composite Index benchmark fell 1.20%.

>	The Russell 3000® Index, the 2010 Fund’s domestic equity benchmark, decreased 8.28% during the same period.

>	The 2010 Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 4.98% during the same period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), a component of the Blended 2010 Composite Index, fell 14.69% during the same period.

>	The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended 2010 Composite Index, gained 0.03% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended October 31, 2011)
	6 months*	1 year	3 years	5 years	Since inception 5/18/2006**
Columbia Retirement Plus 2010 Fund Class A (excluding sales charge)	-4.18%	+4.47%	+9.79%	+1.33%	+2.63%
Russell 3000 Index (unmanaged)(1)	-8.28%	+7.90%	+12.28%	+0.55%	+2.16%
Barclays Capital U.S. Aggregate Bond Index (unmanaged)(2)	+4.98%	+5.00%	+8.87%	+6.41%	+6.72%
MSCI EAFE Index (Gross) (unmanaged)(3)	-14.69%	-3.64%	+10.42%	-1.95%	-0.59%
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(4)	+0.03%	+0.10%	+0.16%	+1.53%	+1.80%
Blended 2010 Composite Index (unmanaged)(5)	-1.20%	+6.19%	+10.79%	+3.38%	+4.36%

*	Not annualized.

**	Fund data, Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and MSCI EAFE Index (Gross) are from May 18, 2006. Citigroup 3-month U.S. Treasury Bill Index and Blended 2010 Composite Index are from May 31, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3)

The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects no deduction for fees, expenses or taxes.

(4)	The Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5)

The Blended 2010 Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each month to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended 2010 Composite Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI EAFE Index (Gross); bonds — Barclays Capital U.S. Aggregate Bond Index; and cash — Citigroup 3-month U.S. Treasury Bill Index.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

Columbia Retirement Plus 2010 Fund

AVERAGE ANNUAL TOTAL RETURNS

at October 31, 2011
Without sales charge	6 months*	1 year	3 years	5 years	Since inception
Class A (inception 5/18/06)	-4.18%	+4.47%	+9.79%	+1.33%	+2.63%
Class C (inception 9/27/10)	-4.51%	+3.69%	N/A	N/A	+5.72%
Class R (inception 12/11/06)	-4.30%	+4.19%	+9.45%	N/A	+0.50%
Class Z (inception 5/18/06)	-4.06%	+4.72%	+10.06%	+1.53%	+2.83%

With sales charge
Class A (inception 5/18/06)	-9.65%	-1.56%	+7.66%	+0.14%	+1.51%
Class C (inception 9/27/10)	-5.46%	+2.69%	N/A	N/A	+5.72%

The “Without sales charge” returns for Class A and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.

4	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Your Fund at a Glance

(Unaudited)

Columbia Retirement Plus 2015 Fund

FUND SUMMARY

>

For the six month period ended October 31, 2011, Columbia Retirement Plus 2015 Fund (the 2015 Fund) Class A shares declined 5.43% (excluding sales charge). Its Blended 2015 Composite Index benchmark fell 2.59%.

>	The Russell 3000® Index, the 2015 Fund’s domestic equity benchmark, decreased 8.28% during the same period.

>	The 2015 Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 4.98% during the same period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), a component of the Blended 2015 Composite Index, fell 14.69% during the same period.

>	The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended 2015 Composite Index, gained 0.03% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended October 31, 2011)
	6 months*	1 year	3 years	5 years	Since inception 5/18/2006**
Columbia Retirement Plus 2015 Fund Class A (excluding sales charge)	-5.43%	+4.34%	+9.66%	+0.42%	+1.90%
Russell 3000 Index (unmanaged)(1)	-8.28%	+7.90%	+12.28%	+0.55%	+2.16%
Barclays Capital U.S. Aggregate Bond Index (unmanaged)(2)	+4.98%	+5.00%	+8.87%	+6.41%	+6.72%
MSCI EAFE Index (Gross) (unmanaged)(3)	-14.69%	-3.64%	+10.42%	-1.95%	-0.59%
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(4)	+0.03%	+0.10%	+0.16%	+1.53%	+1.80%
Blended 2015 Composite Index (unmanaged)(5)	-2.59%	+6.17%	+11.13%	+2.75%	+3.84%

*	Not annualized.

**	Fund data, Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and MSCI EAFE Index (Gross) are from May 18, 2006. Citigroup 3-month U.S. Treasury Bill Index and Blended 2015 Composite Index are from May 31, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3)

The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects no deduction for fees, expenses or taxes.

(4)	The Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5)

The Blended 2015 Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each month to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended 2015 Composite Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI EAFE Index (Gross); bonds — Barclays Capital U. S. Aggregate Bond Index; and cash — Citigroup 3-month U.S. Treasury Bill Index.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	5

Your Fund at a Glance (continued)

Columbia Retirement Plus 2015 Fund

AVERAGE ANNUAL TOTAL RETURNS

at October 31, 2011
Without sales charge	6 months*	1 year	3 years	5 years	Since inception
Class A (inception 5/18/06)	-5.43%	+4.34%	+9.66%	+0.42%	+1.90%
Class C (inception 9/27/10)	-5.90%	+3.54%	N/A	N/A	+5.91%
Class R (inception 12/11/06)	-5.64%	+4.02%	+9.32%	N/A	-0.47%
Class Z (inception 5/18/06)	-5.41%	+4.64%	+9.91%	+0.63%	+2.10%

With sales charge
Class A (inception 5/18/06)	-10.84%	-1.65%	+7.50%	-0.77%	+0.79%
Class C (inception 9/27/10)	-6.84%	+2.54%	N/A	N/A	+5.91%

The “Without sales charge” returns for Class A and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.

6	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Your Fund at a Glance

(Unaudited)

Columbia Retirement Plus 2020 Fund

FUND SUMMARY

>

For the six month period ended October 31, 2011, Columbia Retirement Plus 2020 Fund (the 2020 Fund) Class A shares declined 6.64% (excluding sales charge). Its Blended 2020 Composite Index benchmark fell 3.53%.

>	The Russell 3000® Index, the 2020 Fund’s domestic equity benchmark, decreased 8.28% during the same period.

>	The 2020 Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 4.98% during the same period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), a component of the Blended 2020 Composite Index, fell 14.69% during the same period.

>	The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended 2020 Composite Index, gained 0.03% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended October 31, 2011)
	6 months*	1 year	3 years	5 years	Since inception 5/18/2006**
Columbia Retirement Plus 2020 Fund Class A (excluding sales charge)	-6.64%	+4.55%	+9.67%	-0.32%	+1.24%
Russell 3000 Index (unmanaged)(1)	-8.28%	+7.90%	+12.28%	+0.55%	+2.16%
Barclays Capital U.S. Aggregate Bond Index (unmanaged)(2)	+4.98%	+5.00%	+8.87%	+6.41%	+6.72%
MSCI EAFE Index (Gross) (unmanaged)(3)	-14.69%	-3.64%	+10.42%	-1.95%	-0.59%
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(4)	+0.03%	+0.10%	+0.16%	+1.53%	+1.80%
Blended 2020 Composite Index (unmanaged)(5)	-3.53%	+6.66%	+11.62%	+2.19%	+3.39%

*	Not annualized.

**	Fund data, Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and MSCI EAFE Index (Gross) are from May 18, 2006. Citigroup 3-month U.S. Treasury Bill Index and Blended 2020 Composite Index are from May 31, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3)

The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects no deduction for fees, expenses or taxes.

(4)	The Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5)

The Blended 2020 Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each month to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended 2020 Composite Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI EAFE Index (Gross); bonds — Barclays Capital U.S. Aggregate Bond Index; and cash — Citigroup 3-month U.S. Treasury Bill Index.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	7

Your Fund at a Glance (continued)

Columbia Retirement Plus 2020 Fund

AVERAGE ANNUAL TOTAL RETURNS

at October 31, 2011
Without sales charge	6 months*	1 year	3 years	5 years	Since inception
Class A (inception 5/18/06)	-6.64%	+4.55%	+9.67%	-0.32%	+1.24%
Class C (inception 9/27/10)	-6.91%	+3.76%	N/A	N/A	+6.52%
Class R (inception 12/11/06)	-6.65%	+4.27%	+9.39%	N/A	-1.22%
Class Z (inception 5/18/06)	-6.50%	+4.70%	+9.92%	-0.10%	+1.47%

With sales charge
Class A (inception 5/18/06)	-12.00%	-1.45%	+7.50%	-1.48%	+0.16%
Class C (inception 9/27/10)	-7.84%	+2.76%	N/A	N/A	+6.52%

The “Without sales charge” returns for Class A and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.

8	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Your Fund at a Glance

(Unaudited)

Columbia Retirement Plus 2025 Fund

FUND SUMMARY

>

For the six month period ended October 31, 2011, Columbia Retirement Plus 2025 Fund (the 2025 Fund) Class A shares declined 7.67% (excluding sales charge). Its Blended 2025 Composite Index benchmark fell 4.27%.

>	The Russell 3000® Index, the 2025 Fund’s domestic equity benchmark, decreased 8.28% during the same period.

>	The 2025 Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 4.98% during the same period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), a component of the Blended 2025 Composite Index, fell 14.69% during the same period.

>	The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended 2025 Composite Index, gained 0.03% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended October 31, 2011)
	6 months*	1 year	3 years	5 years	Since inception 5/18/2006**
Columbia Retirement Plus 2025 Fund Class A (excluding sales charge)	-7.67%	+4.65%	+9.46%	-0.85%	+0.71%
Russell 3000 Index (unmanaged)(1)	-8.28%	+7.90%	+12.28%	+0.55%	+2.16%
Barclays Capital U.S. Aggregate Bond Index (unmanaged)(2)	+4.98%	+5.00%	+8.87%	+6.41%	+6.72%
MSCI EAFE Index (Gross) (unmanaged)(3)	-14.69%	-3.64%	+10.42%	-1.95%	-0.59%
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(4)	+0.03%	+0.10%	+0.16%	+1.53%	+1.80%
Blended 2025 Composite Index (unmanaged)(5)	-4.27%	+7.30%	+12.23%	+1.89%	+3.14%

*	Not annualized.
**	Fund data, Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and MSCI EAFE Index (Gross) are from May 18, 2006. Citigroup 3-month U.S. Treasury Bill Index and Blended 2025 Composite Index are from May 31, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3)

The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects no deduction for fees, expenses or taxes.

(4)	The Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5)

The Blended 2025 Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each month to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended 2025 Composite Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI EAFE Index (Gross); bonds — Barclays Capital U.S. Aggregate Bond Index; and cash — Citigroup 3-month U.S. Treasury Bill Index.

The indexes reflect reinvestment of all distributions and changes in market prices.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	9

Your Fund at a Glance (continued)

Columbia Retirement Plus 2025 Fund

AVERAGE ANNUAL TOTAL RETURNS

at October 31, 2011
Without sales charge	6 months*	1 year	3 years	5 years	Since inception
Class A (inception 5/18/06)	-7.67%	+4.65%	+9.46%	-0.85%	+0.71%
Class C (inception 9/27/10)	-8.14%	+3.79%	N/A	N/A	+6.92%
Class R (inception 12/11/06)	-7.78%	+4.37%	+9.11%	N/A	-1.80%
Class Z (inception 5/18/06)	-7.61%	+5.01%	+9.70%	-0.64%	+0.94%

With sales charge
Class A (inception 5/18/06)	-13.00%	-1.36%	+7.32%	-2.01%	-0.37%
Class C (inception 9/27/10)	-9.06%	+2.79%	N/A	N/A	+6.92%

The “Without sales charge” returns for Class A and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.

10	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Your Fund at a Glance

(Unaudited)

Columbia Retirement Plus 2030 Fund

FUND SUMMARY

>

For the six month period ended October 31, 2011, Columbia Retirement Plus 2030 Fund (the 2030 Fund) Class A shares declined 8.15% (excluding sales charge). Its Blended 2030 Composite Index benchmark fell 4.99%.

>	The Russell 3000® Index, the 2030 Fund’s domestic equity benchmark, decreased 8.28% during the same period.

>	The 2030 Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 4.98% during the same period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), a component of the Blended 2030 Composite Index, fell 14.69% during the same period.

>	The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended 2030 Composite Index, gained 0.03% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended October 31, 2011)
	6 months*	1 year	3 years	5 years	Since inception 5/18/2006**
Columbia Retirement Plus 2030 Fund Class A (excluding sales charge)	-8.15%	+4.37%	+9.37%	-0.90%	+0.74%
Russell 3000 Index (unmanaged)(1)	-8.28%	+7.90%	+12.28%	+0.55%	+2.16%
Barclays Capital U.S. Aggregate Bond Index (unmanaged)(2)	+4.98%	+5.00%	+8.87%	+6.41%	+6.72%
MSCI EAFE Index (Gross) (unmanaged)(3)	-14.69%	-3.64%	+10.42%	-1.95%	-0.59%
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(4)	+0.03%	+0.10%	+0.16%	+1.53%	+1.80%
Blended 2030 Composite Index (unmanaged)(5)	-4.99%	+6.89%	+12.09%	+1.81%	+3.07%

*	Not annualized.

**	Fund data, Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and MSCI EAFE Index (Gross) are from May 18, 2006. Citigroup 3-month U.S. Treasury Bill Index and Blended 2030 Composite Index are from May 31, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3)

The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects no deduction for fees, expenses or taxes.

(4)	The Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5)

The Blended 2030 Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each month to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended 2030 Composite Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI EAFE Index (Gross); bonds — Barclays Capital U.S. Aggregate Bond Index; and cash — Citigroup 3-month U.S. Treasury Bill Index.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	11

Your Fund at a Glance (continued)

Columbia Retirement Plus 2030 Fund

AVERAGE ANNUAL TOTAL RETURNS

at October 31, 2011
Without sales charge	6 months*	1 year	3 years	5 years	Since inception
Class A (inception 5/18/06)	-8.15%	+4.37%	+9.37%	-0.90%	+0.74%
Class C (inception 9/27/10)	-8.52%	+3.62%	N/A	N/A	+6.63%
Class R (inception 12/11/06)	-8.37%	+3.96%	+8.97%	N/A	-1.86%
Class Z (inception 5/18/06)	-8.13%	+4.62%	+9.62%	-0.68%	+0.96%

With sales charge
Class A (inception 5/18/06)	-13.42%	-1.62%	+7.25%	-2.08%	-0.35%
Class C (inception 9/27/10)	-9.44%	+2.62%	N/A	N/A	+6.63%

The “Without sales charge” returns for Class A and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.

12	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Your Fund at a Glance

(Unaudited)

Columbia Retirement Plus 2035 Fund

FUND SUMMARY

>

For the six month period ended October 31, 2011, Columbia Retirement Plus 2035 Fund’s (the 2035 Fund) Class A shares declined 8.57% (excluding sales charge). Its Blended 2035 Composite Index benchmark fell 5.74%.

>	The Russell 3000® Index, the 2035 Fund’s domestic equity benchmark, decreased 8.28% during the same period.

>	The 2035 Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 4.98% during the same period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), a component of the Blended 2035 Composite Index, fell 14.69% during the same period.

>	The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended 2035 Composite Index, gained 0.03% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended October 31, 2011)
	6 months*	1 year	3 years	5 years	Since inception 5/18/2006**
Columbia Retirement Plus 2035 Fund Class A (excluding sales charge)	-8.57%	+3.93%	+9.24%	-0.99%	+0.53%
Russell 3000 Index (unmanaged)(1)	-8.28%	+7.90%	+12.28%	+0.55%	+2.16%
Barclays Capital U.S. Aggregate Bond Index (unmanaged)(2)	+4.98%	+5.00%	+8.87%	+6.41%	+6.72%
MSCI EAFE Index (Gross) (unmanaged)(3)	-14.69%	-3.64%	+10.42%	-1.95%	-0.59%
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(4)	+0.03%	+0.10%	+0.16%	+1.53%	+1.80%
Blended 2035 Composite Index (unmanaged)(5)	-5.74%	+6.18%	+11.84%	+1.68%	+2.94%

*	Not annualized.

**	Fund data, Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and MSCI EAFE Index (Gross) are from May 18, 2006. Citigroup 3-month U.S. Treasury Bill Index and Blended 2035 Composite Index are from May 31, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3)

The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects no deduction for fees, expenses or taxes.

(4)	The Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5)

The Blended 2035 Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each month to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended 2035 Composite Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI EAFE Index (Gross); bonds — Barclays Capital U.S. Aggregate Bond Index; and cash — Citigroup 3-month U.S. Treasury Bill Index.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	13

Your Fund at a Glance (continued)

Columbia Retirement Plus 2035 Fund

AVERAGE ANNUAL TOTAL RETURNS

at October 31, 2011
Without sales charge	6 months*	1 year	3 years	5 years	Since inception
Class A (inception 5/18/06)	-8.57%	+3.93%	+9.24%	-0.99%	+0.53%
Class C (inception 9/27/10)	-8.95%	+3.21%	N/A	N/A	+6.29%
Class R (inception 12/11/06)	-8.67%	+3.68%	+8.84%	N/A	-1.93%
Class Z (inception 5/18/06)	-8.42%	+4.19%	+9.47%	-0.78%	+0.76%

With sales charge
Class A (inception 5/18/06)	-13.87%	-2.08%	+7.10%	-2.15%	-0.55%
Class C (inception 9/27/10)	-9.86%	+2.21%	N/A	N/A	+6.29%

The “Without sales charge” returns for Class A and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.

14	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Your Fund at a Glance

(Unaudited)

Columbia Retirement Plus 2040 Fund

FUND SUMMARY

>

For the six month period ended October 31, 2011, Columbia Retirement Plus 2040 Fund (the 2040 Fund) Class A shares declined 8.80% (excluding sales charge). Its Blended 2040 Composite Index benchmark fell 6.46%.

>	The Russell 3000® Index, the 2040 Fund’s domestic equity benchmark, decreased 8.28% during the same period.

>	The 2040 Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 4.98% during the same period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), a component of the Blended 2040 Composite Index, fell 14.69% during the same period.

>	The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended 2040 Composite Index, gained 0.03% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended October 31, 2011)
	6 months*	1 year	3 years	5 years	Since inception 5/18/2006**
Columbia Retirement Plus 2040 Fund Class A (excluding sales charge)	-8.80%	+3.74%	+9.18%	-0.96%	+0.64%
Russell 3000 Index (unmanaged)(1)	-8.28%	+7.90%	+12.28%	+0.55%	+2.16%
Barclays Capital U.S. Aggregate Bond Index (unmanaged)(2)	+4.98%	+5.00%	+8.87%	+6.41%	+6.72%
MSCI EAFE Index (Gross) (unmanaged)(3)	-14.69%	-3.64%	+10.42%	-1.95%	-0.59%
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(4)	+0.03%	+0.10%	+0.16%	+1.53%	+1.80%
Blended 2040 Composite Index (unmanaged)(5)	-6.46%	+5.50%	+11.60%	+1.55%	+2.82%

*	Not annualized.

**	Fund data, Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and MSCI EAFE Index (Gross) are from May 18, 2006. Citigroup 3-month U.S. Treasury Bill Index and Blended 2040 Composite Index are from May 31, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3)

The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects no deduction for fees, expenses or taxes.

(4)	The Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5)

The Blended 2040 Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each month to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended 2040 Composite Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI EAFE Index (Gross); bonds — Barclays Capital U.S. Aggregate Bond Index; and cash — Citigroup 3-month U.S. Treasury Bill Index.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	15

Your Fund at a Glance (continued)

Columbia Retirement Plus 2040 Fund

AVERAGE ANNUAL TOTAL RETURNS

at October 31, 2011
Without sales charge	6 months*	1 year	3 years	5 years	Since inception
Class A (inception 5/18/06)	-8.80%	+3.74%	+9.18%	-0.96%	+0.64%
Class C (inception 9/27/10)	-9.08%	+3.12%	N/A	N/A	+6.17%
Class R (inception 12/11/06)	-8.90%	+3.70%	+8.91%	N/A	-1.89%
Class Z (inception 5/18/06)	-8.64%	+4.20%	+9.46%	-0.73%	+0.89%

With sales charge
Class A (inception 5/18/06)	-14.04%	-2.19%	+7.02%	-2.12%	-0.44%
Class C (inception 9/27/10)	-9.99%	+2.12%	N/A	N/A	+6.17%

The “Without sales charge” returns for Class A and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.

16	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Your Fund at a Glance

(Unaudited)

Columbia Retirement Plus 2045 Fund

FUND SUMMARY

>

For the six month period ended October 31, 2011, Columbia Retirement Plus 2045 Fund (the 2045 Fund) Class A shares declined 9.03% (excluding sales charge). Its Blended 2045 Composite Index benchmark fell 7.16%.

>	The Russell 3000® Index, the 2045 Fund’s domestic equity benchmark, decreased 8.28% during the same period.

>	The 2045 Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 4.98% during the same period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), a component of the Blended 2045 Composite Index, fell 14.69% during the same period.

>	The Citigroup 3-month U.S. Treasury Bill Index, a component of the Blended 2045 Composite Index, gained 0.03% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended October 31, 2011)
	6 months*	1 year	3 years	5 years	Since inception 5/18/2006**
Columbia Retirement Plus 2045 Fund Class A (excluding sales charge)	-9.03%	+3.80%	+9.11%	-1.03%	+0.54%
Russell 3000 Index (unmanaged)(1)	-8.28%	+7.90%	+12.28%	+0.55%	+2.16%
Barclays Capital U.S. Aggregate Bond Index (unmanaged)(2)	+4.98%	+5.00%	+8.87%	+6.41%	+6.72%
MSCI EAFE Index (Gross) (unmanaged)(3)	-14.69%	-3.64%	+10.42%	-1.95%	-0.59%
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(4)	+0.03%	+0.10%	+0.16%	+1.53%	+1.80%
Blended 2045 Composite Index (unmanaged)(5)	-7.16%	+4.85%	+11.37%	+1.42%	+2.70%

*	Not annualized.

**	Fund data, Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and MSCI EAFE Index (Gross) are from May 18, 2006. Citigroup 3-month U.S. Treasury Bill Index and Blended 2045 Composite Index are from May 31, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3)

The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects no deduction for fees, expenses or taxes.

(4)	The Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5)

The Blended 2045 Composite Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each month to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended 2045 Composite Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI EAFE Index (Gross); bonds — Barclays Capital U.S. Aggregate Bond Index; and cash — Citigroup 3-month U.S. Treasury Bill Index.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	17

Your Fund at a Glance (continued)

Columbia Retirement Plus 2045 Fund

AVERAGE ANNUAL TOTAL RETURNS

at October 31, 2011
Without sales charge	6 months*	1 year	3 years	5 years	Since inception
Class A (inception 5/18/06)	-9.03%	+3.80%	+9.11%	-1.03%	+0.54%
Class C (inception 9/27/10)	-9.53%	+2.75%	N/A	N/A	+5.87%
Class R (inception 12/11/06)	-9.34%	+3.41%	+8.74%	N/A	-2.01%
Class R4 (inception 12/11/06)	-9.13%	+3.64%	+9.20%	N/A	-1.56%
Class Z (inception 5/18/06)	-9.21%	+3.69%	+9.29%	-0.86%	+0.72%

With sales charge
Class A (inception 5/18/06)	-14.23%	-2.14%	+6.97%	-2.20%	-0.54%
Class C (inception 9/27/10)	-10.44%	+1.75%	N/A	N/A	+5.87%

The “Without sales charge” returns for Class A and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.

18	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Investment Changes

(Unaudited)

Columbia Retirement Plus 2010 Fund

Fund holdings at October 31, 2011

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Domestic Equity Funds/International Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Acorn International Fund	0.3%	0.3%
Columbia Acorn USA Fund	0.9	0.8
Columbia Asia Pacific ex-Japan Fund	1.4	1.2
Columbia Contrarian Core Fund	4.9	8.0
Columbia Dividend Income Fund	1.7	2.0
Columbia Emerging Markets Fund	0.5	2.8
Columbia European Equity Fund	3.3	3.1
Columbia Large Cap Growth Fund	1.6	2.1
Columbia Large Core Quantitative Fund	5.0	8.6
Columbia Large Growth Quantitative Fund	1.6	4.9
Columbia Large Value Quantitative Fund	1.6	5.0
Columbia Mid Cap Growth Fund	1.8	0.8
Columbia Mid Cap Value Fund	0.9	—
Columbia Mid Cap Value Opportunity Fund	1.3	0.8
Columbia Multi-Advisor International Equity Fund	3.0	4.1
Columbia Real Estate Equity Fund	1.7	0.5
Columbia Select Large Cap Growth Fund	1.6	2.1
Columbia Select Large-Cap Value Fund	1.6	2.1
Columbia Select Smaller-Cap Value Fund	1.3	0.8
Columbia Small Cap Core Fund	1.4	0.8
Columbia Small Cap Growth Fund I	1.3	0.9
RiverSource Disciplined Small and Mid Cap Equity Fund	—	0.7
	38.7%	52.4%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected
Columbia Bond Fund	14.8%	16.7%
Columbia Diversified Bond Fund	14.7	17.0
Columbia Emerging Markets Bond Fund	—	2.4
Columbia Global Bond Fund	2.5	2.4
Columbia High Yield Bond Fund	9.6	3.4
Columbia Inflation Protected Securities Fund	5.4	1.4
Columbia U.S. Treasury Index Fund	1.8	—
	48.8%	43.3%
Alternative Investments
Includes government, corporate, mortgage and agency securities
Columbia Absolute Return Currency and Income Fund	2.5%	0.9%
Columbia Absolute Return Multi-Strategy Fund	0.8	—
Columbia Convertible Securities Fund	2.9	1.5
	6.2%	2.4%
Cash Equivalents
Columbia Money Market Fund	6.3%	1.9%
	100.0%	100.0%

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	19

Investment Changes (continued)

Portfolio Allocation

(at October 31, 2011; % of portfolio assets)

Equity Funds(1)	38.7%
Fixed-Income Funds(2)	48.8
Alternative Investments(3)	6.2
Cash Equivalents(4)	6.3

(1)	Includes U.S. Large Cap 17.9%, International 8.5%, U.S. Mid Cap 4.9%, U.S. Small Cap 4.0%, Dividend Income 1.7% and Real Estate 1.7%.
(2)	Includes Investment Grade 31.3%, High Yield 9.6%, Inflation Protected Securities 5.4% and Global Bond 2.5%.
(3)	Comprised of investments in Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund and Columbia Convertible Securities Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings

(at October 31, 2011; % of portfolio assets)

Columbia Bond Fund	14.8%
Columbia Diversified Bond Fund	14.7
Columbia High Yield Bond Fund	9.6
Columbia Money Market Fund	6.3
Columbia Inflation Protected Securities Fund	5.4

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

20	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Investment Changes

(Unaudited)

Columbia Retirement Plus 2015 Fund

Fund holdings at October 31, 2011

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Domestic Equity Funds/International Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Acorn International Fund	0.3%	0.4%
Columbia Acorn USA Fund	1.1	0.8
Columbia Asia Pacific ex-Japan Fund	1.8	1.7
Columbia Contrarian Core Fund	6.1	9.2
Columbia Dividend Income Fund	2.1	3.0
Columbia Emerging Markets Fund	0.7	3.4
Columbia European Equity Fund	4.2	4.2
Columbia Large Cap Growth Fund	2.0	3.1
Columbia Large Core Quantitative Fund	6.3	9.7
Columbia Large Growth Quantitative Fund	2.1	4.9
Columbia Large Value Quantitative Fund	2.0	5.0
Columbia Mid Cap Growth Fund	2.3	0.8
Columbia Mid Cap Value Fund	1.1	—
Columbia Mid Cap Value Opportunity Fund	1.6	0.8
Columbia Multi-Advisor International Equity Fund	3.8	4.1
Columbia Real Estate Equity Fund	2.1	0.5
Columbia Select Large Cap Growth Fund	2.0	3.2
Columbia Select Large-Cap Value Fund	2.0	3.2
Columbia Select Smaller-Cap Value Fund	1.6	0.8
Columbia Small Cap Core Fund	1.7	0.8
Columbia Small Cap Growth Fund I	1.7	0.9
RiverSource Disciplined Small and Mid Cap Equity Fund	—	1.8
	48.6%	62.3%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected
Columbia Bond Fund	11.6%	13.2%
Columbia Diversified Bond Fund	11.5	13.4
Columbia Emerging Markets Bond Fund	0.7	3.0
Columbia Global Bond Fund	2.6	1.9
Columbia High Yield Bond Fund	9.0	2.9
Columbia Inflation Protected Securities Fund	3.8	0.9
Columbia U.S. Treasury Index Fund	1.2	—
	40.4%	35.3%
Alternative Investments
Includes government, corporate, mortgage and agency securities
Columbia Absolute Return Currency and Income Fund	2.9%	0.5%
Columbia Absolute Return Multi-Strategy	1.0	—
Columbia Convertible Securities Fund	2.9	0.5
	6.8%	1.0%
Cash Equivalents
Columbia Money Market Fund	4.2%	1.4%
	100.0%	100.0%

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	21

Investment Changes (continued)

Portfolio Allocation

(at October 31, 2011; % of portfolio assets)

Equity Funds(1)	48.6%
Fixed-Income Funds(2)	40.4
Alternative Investments(3)	6.8
Cash Equivalents(4)	4.2

(1)	Includes U.S. Large Cap 22.5%, International 10.8%, U.S. Mid Cap 6.1%, U.S. Small Cap 5.0%, Dividend Income 2.1% and Real Estate 2.1%.
(2)	Includes Investment Grade 24.3%, High Yield 9.0%, Inflation Protected Securities 3.8%, Global Bond 2.6% and Emerging Markets 0.7%.
(3)	Comprised of investments in Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund and Columbia Convertible Securities Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings

(at October 31, 2011; % of portfolio assets)

Columbia Bond Fund	11.6%
Columbia Diversified Bond Fund	11.5
Columbia High Yield Bond Fund	9.0
Columbia Large Core Quantitative Fund	6.3
Columbia Contrarian Core Fund	6.1

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

22	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Investment Changes

(Unaudited)

Columbia Retirement Plus 2020 Fund

Fund holdings at October 31, 2011

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Domestic Equity Funds/International Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Acorn International Fund	0.4%	0.4%
Columbia Acorn USA Fund	1.3	1.1
Columbia Asia Pacific ex-Japan Fund	2.1	2.1
Columbia Contrarian Core Fund	6.7	10.1
Columbia Dividend Income Fund	2.3	4.0
Columbia Emerging Markets Fund	0.7	4.0
Columbia European Equity Fund	4.8	5.4
Columbia Large Cap Growth Fund	2.2	4.1
Columbia Large Core Quantitative Fund	7.0	11.0
Columbia Large Growth Quantitative Fund	2.3	4.4
Columbia Large Value Quantitative Fund	2.2	4.5
Columbia Mid Cap Growth Fund	2.6	1.1
Columbia Mid Cap Value Fund	1.3	—
Columbia Mid Cap Value Opportunity Fund	1.9	1.0
Columbia Multi-Advisor International Equity Fund	4.3	4.1
Columbia Real Estate Equity Fund	2.8	1.0
Columbia Select Large Cap Growth Fund	2.2	4.2
Columbia Select Large-Cap Value Fund	2.2	4.2
Columbia Select Smaller-Cap Value Fund	1.9	1.0
Columbia Small Cap Core Fund	2.0	1.1
Columbia Small Cap Growth Fund I	1.9	1.1
RiverSource Disciplined Small and Mid Cap Equity Fund	—	1.3
	55.1%	71.2%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected
Columbia Bond Fund	9.6%	10.3%
Columbia Diversified Bond Fund	9.6	10.5
Columbia Emerging Markets Bond Fund	1.0	1.8
Columbia Global Bond Fund	2.2	1.4
Columbia High Yield Bond Fund	8.3	2.4
Columbia Inflation Protected Securities Fund	3.0	0.4
Columbia U.S. Treasury Index Fund	1.0	—
	34.7%	26.8%
Alternative Investments
Includes government, corporate, mortgage and agency securities
Columbia Absolute Return Currency and Income Fund	3.6%	0.5%
Columbia Absolute Return Multi-Strategy Fund	1.2	—
Columbia Convertible Securities Fund	2.5	1.0
	7.3%	1.5%
Cash Equivalents
Columbia Money Market Fund	2.9%	0.5%
	100.0%	100.0%

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	23

Investment Changes (continued)

Portfolio Allocation

(at October 31, 2011; % of portfolio assets)

Equity Funds(1)	55.1%
Fixed-Income Funds(2)	34.7
Alternative Investments(3)	7.3
Cash Equivalents(4)	2.9

(1)	Includes U.S. Large Cap 24.8%, International 12.3%, U.S. Mid Cap 7.1%, U.S. Small Cap 5.8%, Real Estate 2.8% and Dividend Income 2.3%.
(2)	Includes Investment Grade 20.2%, High Yield 8.3%, Inflation Protected Securities 3.0%, Global Bond 2.2%, and Emerging Markets 1.0%.
(3)	Comprised of investments in Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund and Columbia Convertible Securities Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings

(at October 31, 2011; % of portfolio assets)

Columbia Bond Fund	9.6%
Columbia Diversified Bond Fund	9.6
Columbia High Yield Bond Fund	8.3
Columbia Large Core Quantitative Fund	7.0
Columbia Contrarian Core Fund	6.7

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

24	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Investment Changes

(Unaudited)

Columbia Retirement Plus 2025 Fund

Fund holdings at October 31, 2011

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Domestic Equity Funds/International Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Acorn International Fund	0.4%	0.5%
Columbia Acorn USA Fund	1.6	1.1
Columbia Asia Pacific ex-Japan Fund	1.9	2.4
Columbia Contrarian Core Fund	7.5	12.4
Columbia Dividend Income Fund	2.6	4.4
Columbia Emerging Markets Fund	0.7	4.5
Columbia European Equity Fund	4.3	6.0
Columbia Large Cap Growth Fund	2.5	4.6
Columbia Large Core Quantitative Fund	7.8	13.5
Columbia Large Growth Quantitative Fund	2.6	4.8
Columbia Large Value Quantitative Fund	2.5	5.0
Columbia Mid Cap Growth Fund	3.2	1.1
Columbia Mid Cap Value Fund	1.6	—
Columbia Mid Cap Value Opportunity Fund	2.3	1.0
Columbia Multi-Advisor International Equity Fund	3.9	5.1
Columbia Real Estate Equity Fund	3.1	—
Columbia Select Large Cap Growth Fund	2.5	4.6
Columbia Select Large-Cap Value Fund	2.5	4.6
Columbia Select Smaller-Cap Value Fund	2.3	1.0
Columbia Small Cap Core Fund	2.5	1.0
Columbia Small Cap Growth Fund I	2.4	1.1
RiverSource Disciplined Small and Mid Cap Equity Fund	—	2.3
	60.7%	81.0%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected
Columbia Bond Fund	7.9%	6.7%
Columbia Diversified Bond Fund	7.8	6.8
Columbia Emerging Markets Bond Fund	1.1	0.5
Columbia Global Bond Fund	2.1	0.9
Columbia High Yield Bond Fund	6.6	2.8
Columbia Inflation Protected Securities Fund	1.3	0.4
Columbia U.S. Treasury Index Fund	0.4	—
	27.2%	18.1%
Alternative Investments
Includes government, corporate, mortgage and agency securities
Columbia Absolute Return Currency and Income Fund	4.5%	0.5%
Columbia Absolute Return Multi-Strategy Fund	1.5	—
Columbia Convertible Securities Fund	2.4	—
	8.4%	0.5%
Cash Equivalents
Columbia Money Market Fund	3.7%	0.4%
	100.0%	100.0%

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	25

Investment Changes (continued)

Portfolio Allocation

(at October 31, 2011; % of portfolio assets)

Equity Funds(1)	60.7%
Fixed-Income Funds(2)	27.2
Alternative Investments(3)	8.4
Cash Equivalents(4)	3.7

(1)	Includes U.S. Large Cap 27.9%, International 11.2%, U.S. Mid Cap 8.7%, U.S. Small Cap 7.2%, Real Estate 3.1% and Dividend Income 2.6%.
(2)	Includes Investment Grade 16.1%, High Yield 6.6%, Global Bond 2.1%, Inflation Protected Securities 1.3% and Emerging Markets 1.1%.
(3)	Comprised of investments in Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund and Columbia Convertible Securities Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings

(at October 31, 2011; % of portfolio assets)

Columbia Bond Fund	7.9%
Columbia Diversified Bond Fund	7.8
Columbia Large Core Quantitative Fund	7.8
Columbia Contrarian Core Fund	7.5
Columbia High Yield Bond Fund	6.6

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

26	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Investment Changes

(Unaudited)

Columbia Retirement Plus 2030 Fund

Fund holdings at October 31, 2011

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Domestic Equity Funds/International Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Acorn International Fund	0.4%	0.5%
Columbia Acorn USA Fund	1.8	1.6
Columbia Asia Pacific ex-Japan Fund	2.1	2.3
Columbia Contrarian Core Fund	8.2	12.0
Columbia Dividend Income Fund	2.8	3.9
Columbia Emerging Markets Fund	0.7	5.4
Columbia European Equity Fund	4.8	6.0
Columbia Large Cap Growth Fund	2.7	4.0
Columbia Large Core Quantitative Fund	8.5	13.0
Columbia Large Growth Quantitative Fund	2.8	4.2
Columbia Large Value Quantitative Fund	2.7	4.5
Columbia Mid Cap Growth Fund	3.5	1.6
Columbia Mid Cap Value Fund	1.7	—
Columbia Mid Cap Value Opportunity Fund	2.5	1.5
Columbia Multi-Advisor International Equity Fund	4.4	5.1
Columbia Real Estate Equity Fund	3.1	1.0
Columbia Select Large Cap Growth Fund	2.7	4.1
Columbia Select Large-Cap Value Fund	2.7	4.1
Columbia Select Smaller-Cap Value Fund	2.5	1.5
Columbia Small Cap Core Fund	2.7	1.5
Columbia Small Cap Growth Fund I	2.6	1.7
RiverSource Disciplined Small and Mid Cap Equity Fund	—	2.3
	65.9%	81.8%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected
Columbia Bond Fund	6.5%	5.8%
Columbia Diversified Bond Fund	6.5	5.9
Columbia Emerging Markets Bond Fund	1.0	0.5
Columbia Global Bond Fund	2.1	0.9
Columbia High Yield Bond Fund	5.9	2.8
Columbia Inflation Protected Securities Fund	0.4	0.4
Columbia U.S. Treasury Index Fund	0.1	—
	22.5%	16.3%
Alternative Investments
Includes government, corporate, mortgage and agency securities
Columbia Absolute Return Currency and Income Fund	4.9%	0.5%
Columbia Absolute Return Multi-Strategy Fund	1.7	—
Columbia Convertible Securities Fund	2.4	1.0
	9.0%	1.5%
Cash Equivalents
Columbia Money Market Fund	2.6%	0.4%
	100.0%	100.0%

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	27

Investment Changes (continued)

Portfolio Allocation

(at October 31, 2011; % of portfolio assets)

Equity Funds(1)	65.9%
Fixed-Income Funds(2)	22.5
Alternative Investments(3)	9.0
Cash Equivalents(4)	2.6

(1)	Includes U.S. Large Cap 30.4%, International 12.4%, U.S. Mid Cap 9.5%, U.S. Small Cap 7.7%, Real Estate 3.1% and Dividend Income 2.8%.
(2)	Includes Investment Grade 13.1%, High Yiels 5.9%, Global Bond 2.1%, Emerging Markets 1.0% and Inflation Protected Securities 0.4%.
(3)	Comprised of investments in Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund and Columbia Convertible Securities Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings

(at October 31, 2011; % of portfolio assets)

Columbia Large Core Quantitative Fund	8.5%
Columbia Contrarian Core Fund	8.2
Columbia Bond Fund	6.5
Columbia Diversified Bond Fund	6.5
Columbia High Yield Bond Fund	5.9

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

28	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Investment Changes

(Unaudited)

Columbia Retirement Plus 2035 Fund

Fund holdings at October 31, 2011

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Domestic Equity Funds/International Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Acorn International Fund	0.4%	0.5%
Columbia Acorn USA Fund	1.9	1.6
Columbia Asia Pacific ex-Japan Fund	2.3	2.4
Columbia Contrarian Core Fund	8.5	12.7
Columbia Dividend Income Fund	3.0	3.5
Columbia Emerging Markets Fund	0.8	5.5
Columbia European Equity Fund	5.3	6.0
Columbia Large Cap Growth Fund	2.9	3.5
Columbia Large Core Quantitative Fund	9.0	13.4
Columbia Large Growth Quantitative Fund	2.9	4.8
Columbia Large Value Quantitative Fund	2.9	4.9
Columbia Mid Cap Growth Fund	3.8	1.6
Columbia Mid Cap Value Fund	1.8	—
Columbia Mid Cap Value Opportunity Fund	2.7	1.5
Columbia Multi-Advisor International Equity Fund	4.8	5.4
Columbia Real Estate Equity Fund	3.9	1.0
Columbia Select Large Cap Growth Fund	2.9	3.6
Columbia Select Large-Cap Value Fund	2.9	3.6
Columbia Select Smaller-Cap Value Fund	2.7	1.5
Columbia Small Cap Core Fund	2.9	1.6
Columbia Small Cap Growth Fund I	2.8	1.7
RiverSource Disciplined Small and Mid Cap Equity Fund	—	2.3
	71.1%	82.6%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected
Columbia Bond Fund	5.0%	5.4%
Columbia Diversified Bond Fund	5.0	5.5
Columbia Emerging Markets Bond Fund	1.0	0.5
Columbia Global Bond Fund	1.7	0.9
Columbia High Yield Bond Fund	5.2	2.8
Columbia Inflation Protected Securities Fund	0.2	0.4
Columbia U.S. Treasury Index Fund	0.1	—
	18.2%	15.5%
Alternative Investments
Includes government, corporate, mortgage and agency securities
Columbia Absolute Return Currency and Income Fund	5.8%	0.5%
Columbia Absolute Return Multi-Strategy Fund	1.9	—
Columbia Convertible Securities Fund	2.1	1.0
	9.8%	1.5%
Cash Equivalents
Columbia Money Market Fund	0.9%	0.4%
	100.0%	100.0%

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	29

Investment Changes (continued)

Portfolio Allocation

(at October 31, 2011; % of portfolio assets)

Equity Funds(1)	71.1%
Fixed-Income Funds(2)	18.2
Alternative Investments(3)	9.8
Cash Equivalents(4)	0.9

(1)	Includes U.S. Large Cap 32.0%, International 13.6%, U.S. Mid Cap 10.2%, U.S. Small Cap 8.4%, Real Estate 3.9% and Dividend Income 3.0%.
(2)	Includes Investment Grade 10.1%, High Yield 5.2%, Global Bond 1.7%, Emerging Markets 1.0%, and Inflation Protected Securities 0.2%.
(3)	Comprised of investments in Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund and Columbia Convertible Securities Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings

(at October 31, 2011; % of portfolio assets)

Columbia Large Core Quantitative Fund	9.0%
Columbia Contrarian Core Fund	8.5
Columbia Absolute Return Currency and Income Fund	5.8
Columbia European Equity Fund	5.3
Columbia High Yield Bond Fund	5.2

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

30	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Investment Changes

(Unaudited)

Columbia Retirement Plus 2040 Fund

Fund holdings at October 31, 2011

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Domestic Equity Funds/International Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Acorn International Fund	0.5%	0.5%
Columbia Acorn USA Fund	1.9	1.6
Columbia Asia Pacific ex-Japan Fund	2.5	2.3
Columbia Contrarian Core Fund	9.2	12.1
Columbia Dividend Income Fund	3.2	3.9
Columbia Emerging Markets Fund	0.9	5.4
Columbia European Equity Fund	5.7	5.9
Columbia Large Cap Growth Fund	3.1	4.0
Columbia Large Core Quantitative Fund	9.6	13.2
Columbia Large Growth Quantitative Fund	3.1	4.4
Columbia Large Value Quantitative Fund	3.1	4.4
Columbia Mid Cap Growth Fund	3.8	1.6
Columbia Mid Cap Value Opportunity Fund	2.7	1.5
Columbia Mid Cap Value Fund	1.9	—
Columbia Multi-Advisor International Equity Fund	5.2	5.8
Columbia Real Estate Equity Fund	4.2	1.2
Columbia Select Large Cap Growth Fund	3.1	4.1
Columbia Select Large-Cap Value Fund	3.1	4.1
Columbia Select Smaller-Cap Value Fund	2.7	1.5
Columbia Small Cap Core Fund	2.9	1.6
Columbia Small Cap Growth Fund I	2.8	1.7
RiverSource Disciplined Small and Mid Cap Equity Fund	—	2.8
	75.2%	83.6%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected
Columbia Bond Fund	2.9%	4.9%
Columbia Diversified Bond Fund	2.9	5.0
Columbia Emerging Markets Bond Fund	1.0	0.5
Columbia Global Bond Fund	1.2	0.9
Columbia High Yield Bond Fund	3.5	2.8
Columbia Inflation Protected Securities Fund	1.4	0.4
Columbia U.S. Treasury Index Fund	0.4	—
	13.3%	14.5%
Alternative Investments
Includes government, corporate, mortgage and agency securities
Columbia Absolute Return Currency and Income Fund	6.2%	0.5%
Columbia Absolute Return Multi-Strategy Fund	2.0	—
Columbia Convertible Securities Fund	2.0	1.0
	10.2%	1.5%
Cash Equivalents
Columbia Money Market Fund	1.3%	0.4%
	100.0%	100.0%

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	31

Investment Changes (continued)

Portfolio Allocation

(at October 31, 2011; % of portfolio assets)

Equity Funds(1)	75.2%
Fixed-Income Funds(2)	13.3
Alternative Investments(3)	10.2
Cash Equivalents(4)	1.3

(1)	Includes U.S. Large Cap 34.3%, International 14.8%, U.S. Mid Cap 10.3%, U.S. Small Cap 8.4%, Real Estate 4.2% and Dividend Income 3.2%.
(2)	Includes Investment Grade 6.2%, High Yield 3.5%, Inflation Protected Securities 1.4%, Global Bond 1.2% and Emerging Markets 1.0%.
(3)	Comprised of investments in Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund and Columbia Convertible Securities Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings

(at October 31, 2011; % of portfolio assets)

Columbia Large Core Quantitative Fund	9.6%
Columbia Contrarian Core Fund	9.2
Columbia Absolute Return Currency and Income Fund	6.2
Columbia European Equity Fund	5.7
Columbia Multi-Advisor International Equity Fund	5.2

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

32	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Investment Changes

(Unaudited)

Columbia Retirement Plus 2045 Fund

Fund holdings at October 31, 2011

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Domestic Equity Funds/International Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Acorn International Fund	0.5%	0.5%
Columbia Acorn USA Fund	2.1	1.9
Columbia Asia Pacific ex-Japan Fund	2.7	2.3
Columbia Contrarian Core Fund	9.9	12.3
Columbia Dividend Income Fund	3.4	3.9
Columbia Emerging Markets Fund	1.0	5.4
Columbia European Equity Fund	6.2	5.9
Columbia Large Cap Growth Fund	3.3	4.0
Columbia Large Core Quantitative Fund	10.2	13.5
Columbia Large Growth Quantitative Fund	3.4	4.3
Columbia Large Value Quantitative Fund	3.3	4.4
Columbia Mid Cap Growth Fund	4.1	1.9
Columbia Mid Cap Value Fund	2.0	—
Columbia Mid Cap Value Opportunity Fund	2.9	1.8
Columbia Multi-Advisor International Equity Fund	5.6	6.0
Columbia Real Estate Equity Fund	4.2	1.5
Columbia Select Large Cap Growth Fund	3.3	4.1
Columbia Select Large-Cap Value Fund	3.3	4.1
Columbia Select Smaller-Cap Value Fund	2.9	1.7
Columbia Small Cap Core Fund	3.1	1.8
Columbia Small Cap Growth Fund I	3.0	1.9
RiverSource Disciplined Small and Mid Cap Equity Fund	—	1.8
	80.4%	85.0%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected
Columbia Bond Fund	1.9%	4.4%
Columbia Diversified Bond Fund	1.9	4.6
Columbia Emerging Markets Bond Fund	1.0	0.5
Columbia Global Bond Fund	0.7	0.9
Columbia High Yield Bond Fund	2.4	2.8
Columbia Inflation Protected Securities Fund	0.9	0.0 *
Columbia U.S. Treasury Index Fund	0.3	—
	9.1%	13.2%
Alternative Investments
Includes government, corporate, mortgage and agency securities
Columbia Absolute Return Currency and Income Fund	6.2%	0.4%
Columbia Absolute Return Multi-Strategy Fund	2.1	—
Columbia Convertible Securities Fund	1.9	1.0
	10.2%	1.4%
Cash Equivalents
Columbia Money Market Fund	0.3%	0.4%
	100.0%	100.0%
*Rounds to less than 0.1%.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	33

Investment Changes (continued)

Portfolio Allocation

(at October 31, 2011; % of portfolio assets)

Equity Funds(1)	80.4%
Fixed-Income Funds(2)	9.1
Alternative Investments(3)	10.2
Cash Equivalents(4)	0.3

(1)	Includes U.S. Large Cap 36.7%, International 16.0%, U.S. Mid Cap 11.1%, U.S. Small Cap 9.0%, Real Estate 4.2% and Dividend Income 3.4%.
(2)	Includes Investment Grade 4.1%, High Yield 2.4%, Emerging Markets 1.0%, Inflation Protected Securities 0.9% and Global Bond 0.7%.
(3)	Comprised of investments in Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund and Columbia Convertible Securities Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings

(at October 31, 2011; % of portfolio assets)

Columbia Large Core Quantitative Fund	10.2%
Columbia Contrarian Core Fund	9.9
Columbia European Equity Fund	6.2
Columbia Absolute Return Currency and Income Fund	6.2
Columbia Multi-Advisor International Equity Fund	5.6

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

34	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Fund Expenses Examples

(Unaudited)

Understanding your expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	35

Fund Expenses Examples (continued)

Columbia Retirement Plus 2010 Fund

May 1, 2011 — October 31, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	958.20	1,023.50	1.73	1.79	0.35	5.05	5.22	1.02
Class C	1,000.00	1,000.00	954.90	1,019.71	5.43	5.61	1.10	8.74	9.03	1.77
Class R	1,000.00	1,000.00	957.00	1,022.24	2.97	3.07	0.60	6.28	6.49	1.27
Class Z	1,000.00	1,000.00	959.40	1,024.77	0.50	0.51	0.10	3.81	3.94	0.77

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective November 16, 2011. If this change had been in place for the entire six month period ended October 31, 2011, the actual expenses paid would have been $1.24 for Class A, $4.94 for Class C, $2.47 for Class R and $0.00 for Class Z; the hypothetical expenses paid would have been $1.28 for Class A, $5.11 for Class C, $2.56 for Class R and $0.00 for Class Z.

Additionally, had this change been in place for the entire six month period ended October 31, 2011, the actual effective expenses paid would have been $4.55 for Class A, $8.25 Class C, $5.79 for Class R and $3.32 for Class Z; the hypothetical effective expenses paid would have been $4.71 for Class A, $8.53 for Class C, $5.98 for Class R and $3.43 for Class Z.

36	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2015 Fund

May 1, 2011 — October 31, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	945.70	1,023.50	1.72	1.79	0.35	5.21	5.42	1.06
Class C	1,000.00	1,000.00	941.00	1,019.76	5.35	5.56	1.09	8.83	9.19	1.80
Class R	1,000.00	1,000.00	943.60	1,022.24	2.95	3.07	0.60	6.43	6.70	1.31
Class Z	1,000.00	1,000.00	945.90	1,024.77	0.49	0.51	0.10	3.98	4.14	0.81

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective November 16, 2011. If this change had been in place for the entire six month period ended October 31, 2011, the actual expenses paid would have been $1.23 for Class A, $4.91 for Class C, $2.46 for Class R and $0.00 for Class Z; the hypothetical expenses paid would have been $1.28 for Class A, $5.11 for Class C, $2.56 for Class R and $0.00 for Class Z.

Additionally, had this change been in place for the entire six month period ended October 31, 2011, the actual effective expenses paid would have been $4.72 for Class A, $8.39 Class C, $5.94 for Class R and $3.49 for Class Z; the hypothetical effective expenses paid would have been $5.42 for Class A, $8.73 for Class C, $6.19 for Class R and $3.63 for Class Z.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	37

Fund Expenses Examples (continued)

Columbia Retirement Plus 2020 Fund

May 1, 2011 — October 31, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	933.60	1,023.55	1.66	1.74	0.34	5.28	5.52	1.08
Class C	1,000.00	1,000.00	930.90	1,019.81	5.27	5.51	1.08	8.88	9.29	1.82
Class R	1,000.00	1,000.00	933.50	1,022.44	2.74	2.86	0.56	6.35	6.64	1.30
Class Z	1,000.00	1,000.00	935.00	1,024.77	0.49	0.51	0.10	4.11	4.30	0.84
Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective November 16, 2011. If this change had been in place for the entire six month period ended October 31, 2011, the actual expenses paid would have been $1.22 for Class A, $4.88 for Class C, $2.44 for Class R and $0.00 for Class Z; the hypothetical expenses paid would have been $1.28 for Class A, $5.11 for Class C, $2.56 for Class R and $0.00 for Class Z.

Additionally, had this change been in place for the entire six month period ended October 31, 2011, the actual effective expenses paid would have been $4.84 for Class A, $8.49 Class C, $6.06 for Class R and $3.62 for Class Z; the hypothetical effective expenses paid would have been $5.06 for Class A, $8.88 for Class C, $6.34 for Class R and $3.79 for Class Z.

38	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2025 Fund

May 1, 2011 — October 31, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	923.30	1,023.50	1.70	1.79	0.35	5.40	5.68	1.11
Class C	1,000.00	1,000.00	918.60	1,019.71	5.33	5.61	1.10	9.02	9.49	1.86
Class R	1,000.00	1,000.00	922.20	1,022.29	2.87	3.02	0.59	6.56	6.90	1.35
Class Z	1,000.00	1,000.00	923.90	1,024.77	0.49	0.51	0.10	4.18	4.40	0.86

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective November 16, 2011. If this change had been in place for the entire six month period ended October 31, 2011, the actual expenses paid would have been $1.22 for Class A, $4.85 for Class C, $2.43 for Class R and $0.00 for Class Z; the hypothetical expenses paid would have been $1.28 for Class A, $5.11 for Class C, $2.56 for Class R and $0.00 for Class Z.

Additionally, had this change been in place for the entire six month period ended October 31, 2011, the actual effective expenses paid would have been $4.91 for Class A, $8.53 Class C, $6.12 for Class R and $3.70 for Class Z; the hypothetical effective expenses paid would have been $5.17 for Class A, $8.99 for Class C, $6.44 for Class R and $3.89 for Class Z.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	39

Fund Expenses Examples (continued)

Columbia Retirement Plus 2030 Fund

May 1, 2011 — October 31, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	918.50	1,023.55	1.65	1.74	0.34	5.43	5.73	1.12
Class C	1,000.00	1,000.00	914.80	1,019.76	5.27	5.56	1.09	9.05	9.55	1.87
Class R	1,000.00	1,000.00	916.30	1,022.29	2.86	3.02	0.59	6.64	7.00	1.37
Class Z	1,000.00	1,000.00	918.70	1,024.77	0.48	0.51	0.10	4.27	4.50	0.88

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective November 16, 2011. If this change had been in place for the entire six month period ended October 31, 2011, the actual expenses paid would have been $1.21 for Class A, $4.84 for Class C, $2.42 for Class R and $0.00 for Class Z; the hypothetical expenses paid would have been $1.28 for Class A, $5.11 for Class C, $2.56 for Class R and $0.00 for Class Z.

Additionally, had this change been in place for the entire six month period ended October 31, 2011, the actual effective expenses paid would have been $4.99 for Class A, $8.61 Class C, $6.20 for Class R and $3.78 for Class Z; the hypothetical effective expenses paid would have been $5.27 for Class A, $9.09 for Class C, $6.54 for Class R and $3.99 for Class Z.

40	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2035 Fund

May 1, 2011 — October 31, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	914.30	1,023.50	1.69	1.79	0.35	5.61	5.93	1.16
Class C	1,000.00	1,000.00	910.50	1,019.71	5.31	5.61	1.10	9.22	9.75	1.91
Class R	1,000.00	1,000.00	913.30	1,022.29	2.85	3.02	0.59	6.77	7.16	1.40
Class Z	1,000.00	1,000.00	915.80	1,024.77	0.48	0.51	0.10	4.41	4.66	0.91

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective November 16, 2011. If this change had been in place for the entire six month period ended October 31, 2011, the actual expenses paid would have been $1.21 for Class A, $4.83 for Class C, $2.42 for Class R and $0.00 for Class Z; the hypothetical expenses paid would have been $1.28 for Class A, $5.11 for Class C, $2.56 for Class R and $0.00 for Class Z.

Additionally, had this change been in place for the entire six month period ended October 31, 2011, the actual effective expenses paid would have been $5.13 for Class A, $8.74 Class C, $6.33 for Class R and $3.92 for Class Z; the hypothetical effective expenses paid would have been $5.42 for Class A, $9.24 for Class C, $6.70 for Class R and $4.15 for Class Z.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	41

Fund Expenses Examples (continued)

Columbia Retirement Plus 2040 Fund

May 1, 2011 — October 31, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	912.00	1,023.55	1.64	1.74	0.34	5.56	5.88	1.15
Class C	1,000.00	1,000.00	909.20	1,019.76	5.26	5.56	1.09	9.17	9.70	1.90
Class R	1,000.00	1,000.00	911.00	1,022.39	2.75	2.91	0.57	6.67	7.05	1.38
Class Z	1,000.00	1,000.00	913.60	1,024.77	0.48	0.51	0.10	4.40	4.66	0.91

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective November 16, 2011. If this change had been in place for the entire six month period ended October 31, 2011, the actual expenses paid would have been $1.21 for Class A, $4.83 for Class C, $2.41 for Class R and $0.00 for Class Z; the hypothetical expenses paid would have been $1.28 for Class A, $5.11 for Class C, $2.56 for Class R and $0.00 for Class Z.

Additionally, had this change been in place for the entire six month period ended October 31, 2011, the actual effective expenses paid would have been $5.12 for Class A, $8.73 Class C, $6.33 for Class R and $3.92 for Class Z; the hypothetical effective expenses paid would have been $5.42 for Class A, $9.24 for Class C, $6.70 for Class R and $4.15 for Class Z.

42	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2045 Fund

May 1, 2011 — October 31, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	909.70	1,023.50	1.69	1.79	0.35	5.70	6.03	1.18
Class C	1,000.00	1,000.00	904.70	1,019.71	5.30	5.61	1.10	9.29	9.85	1.93
Class R	1,000.00	1,000.00	906.60	1,022.29	2.84	3.02	0.59	6.84	7.26	1.42
Class R4	1,000.00	1,000.00	908.70	1,024.31	0.92	0.97	0.19	4.92	5.22	1.02
Class Z	1,000.00	1,000.00	907.90	1,024.77	0.48	0.51	0.10	4.48	4.76	0.93

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.25% for Class A, 1.00% for Class C, 0.50% for Class R, 0.25% for Class R4 and 0.00% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective November 16, 2011. If this change had been in place for the entire six month period ended October 31, 2011, the actual expenses paid would have been $1.21 for Class A, $4.81 for Class C, $2.41 for Class R, $1.21 for Class R4 and $0.00 for Class Z; the hypothetical expenses paid would have been $1.28 for Class A, $5.11 for Class C, $2.56 for Class R, $1.28 for Class R4 and $0.00 for Class Z.

Additionally, had this change been in place for the entire six month period ended October 31, 2011, the actual effective expenses paid would have been $5.21 for Class A, $8.81 Class C, $6.41 for Class R, $5.21 for Class R4 and $4.00 for Class Z; the hypothetical effective expenses paid would have been $5.52 for Class A, $9.34 for Class C, $6.80 for Class R, $5.52 for Class R4 and $4.25 for Class Z.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	43

Investments in Affiliated Funds

Columbia Retirement Plus 2010 Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 38.8%
Dividend Income 1.7%
Columbia Dividend Income Fund	12,988	$172,745
International 8.5%
Columbia Acorn International Fund	770	27,998
Columbia Asia Pacific ex-Japan Fund	18,747	145,293
Columbia Emerging Markets Fund	5,569	52,629
Columbia European Equity Fund	61,102	336,059
Columbia Multi-Advisor International Equity Fund	27,584	303,702

Total		865,681
Real Estate 1.7%
Columbia Real Estate Equity Fund	13,716	178,177
U.S. Large Cap 18.1%
Columbia Contrarian Core Fund	35,079	497,420
Columbia Large Cap Growth Fund	7,062	167,369
Columbia Large Core Quantitative Fund	90,811	515,806
Columbia Large Growth Quantitative Fund	18,548	168,415
Columbia Large Value Quantitative Fund	23,268	166,369
Columbia Select Large Cap Growth Fund(a)	12,933	164,766
Columbia Select Large-Cap Value Fund	11,127	166,006

Total		1,846,151
U.S. Mid Cap 4.9%
Columbia Acorn USA Fund(a)	3,287	92,340
Columbia Mid Cap Growth Fund(a)	6,856	182,231
Columbia Mid Cap Value Fund	7,034	90,169
Columbia Mid Cap Value Opportunity Fund	17,748	131,514

Total		496,254
U.S. Small Cap 3.9%
Columbia Select Smaller-Cap Value Fund(a)	8,529	130,749
Columbia Small Cap Core Fund(a)	9,011	138,503
Columbia Small Cap Growth Fund I(a)	4,392	134,380

Total		403,632
Total Equity Funds
(Cost: $4,033,072)		$ 3,962,640

	Shares	Value
Fixed-Income Funds 49.0%
Global Bond 2.6%
Columbia Global Bond Fund	35,269	$259,929
High Yield 9.6%
Columbia High Yield Bond Fund	357,568	983,313
Inflation Protected Securities 5.5%
Columbia Inflation Protected Securities Fund	49,839	557,195
Investment Grade 31.3%
Columbia Bond Fund	158,579	1,511,261
Columbia Diversified Bond Fund	291,513	1,504,206
Columbia U.S. Treasury Index Fund	15,485	181,798

Total		3,197,265
Total Fixed-Income Funds
(Cost: $4,920,237)		$4,997,702

Alternative Investments 6.2%
Columbia Absolute Return Currency and Income Fund(a)	25,561	$258,422
Columbia Absolute Return Multi-Strategy Fund(a)	8,661	85,564
Columbia Convertible Securities Fund	20,781	292,184
Total Alternative Investments
(Cost: $653,756)		$636,170

Money Market Funds 6.3%
Columbia Money Market Fund, 0.008%(b)	646,777	$646,777
Total Money Market Funds
(Cost: $646,777)		$646,777
Total Investments in Affiliated Funds
(Cost: $10,253,842)		$10,243,289
Other Assets and Liabilities		(34,577)
Net Assets		$10,208,712

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at October 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

44	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2010 Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$10,243,289	$—	$—	$10,243,289

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	45

Investments in Affiliated Funds

Columbia Retirement Plus 2015 Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 48.7%
Dividend Income 2.1%
Columbia Dividend Income Fund	35,396	$470,769
International 10.8%
Columbia Acorn International Fund	2,149	78,182
Columbia Asia Pacific ex-Japan Fund	52,188	404,457
Columbia Emerging Markets Fund	15,779	149,109
Columbia European Equity Fund	170,524	937,880
Columbia Multi-Advisor International Equity Fund	77,335	851,465

Total		2,421,093
Real Estate 2.1%
Columbia Real Estate Equity Fund	35,414	460,031
U.S. Large Cap 22.5%
Columbia Contrarian Core Fund	95,720	1,357,305
Columbia Large Cap Growth Fund	19,227	455,675
Columbia Large Core Quantitative Fund	248,207	1,409,818
Columbia Large Growth Quantitative Fund	50,960	462,720
Columbia Large Value Quantitative Fund	63,691	455,388
Columbia Select Large Cap Growth Fund(a)	35,128	447,533
Columbia Select Large-Cap Value Fund	30,318	452,346

Total		5,040,785
U.S. Mid Cap 6.2%
Columbia Acorn USA Fund(a)	9,196	258,325
Columbia Mid Cap Growth Fund(a)	19,193	510,142
Columbia Mid Cap Value Fund	19,659	252,029
Columbia Mid Cap Value Opportunity Fund	49,503	366,819

Total		1,387,315
U.S. Small Cap 5.0%
Columbia Select Smaller-Cap Value Fund(a)	23,775	364,473
Columbia Small Cap Core Fund(a)	25,150	386,547
Columbia Small Cap Growth Fund I(a)	12,255	375,001

Total		1,126,021
Total Equity Funds
(Cost: $10,999,079)		$10,906,014

	Shares	Value
Fixed-Income Funds 40.4%
Emerging Markets 0.7%
Columbia Emerging Markets Bond Fund	14,143	$160,669
Global Bond 2.6%
Columbia Global Bond Fund	77,778	573,227
High Yield 9.0%
Columbia High Yield Bond Fund	730,176	2,007,983
Inflation Protected Securities 3.8%
Columbia Inflation Protected Securities Fund	76,047	850,203
Investment Grade 24.3%
Columbia Bond Fund	272,239	2,594,434
Columbia Diversified Bond Fund	500,307	2,581,587
Columbia U.S. Treasury Index Fund	23,717	278,434

Total		5,454,455
Total Fixed-Income Funds
(Cost: $8,908,846)		$9,046,537

Alternative Investments 6.7%
Columbia Absolute Return Currency and Income Fund(a)	64,763	$654,749
Columbia Absolute Return Multi-Strategy Fund(a)	21,993	217,294
Columbia Convertible Securities Fund	45,915	645,559
Total Alternative Investments
(Cost: $1,563,771)		$1,517,602

Money Market Funds 4.3%
Columbia Money Market Fund, 0.008%(b)	952,356	$952,356
Total Money Market Funds
(Cost: $952,356)		$952,356
Total Investments in Affiliated Funds
(Cost: $22,424,052)		$22,422,509
Other Assets and Liabilities		(29,617)
Net Assets		$22,392,892

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at October 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

46	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2015 Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$22,422,509	$—	$—	$22,422,509

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	47

Investments in Affiliated Funds

Columbia Retirement Plus 2020 Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 55.1%
Dividend Income 2.3%
Columbia Dividend Income Fund	44,433	$590,965
International 12.3%
Columbia Acorn International Fund	2,791	101,548
Columbia Asia Pacific ex-Japan Fund	67,358	522,021
Columbia Emerging Markets Fund	20,023	189,213
Columbia European Equity Fund	219,936	1,209,651
Columbia Multi-Advisor International Equity Fund	100,098	1,102,076

Total		3,124,509
Real Estate 2.8%
Columbia Real Estate Equity Fund	54,803	711,884
U.S. Large Cap 24.9%
Columbia Contrarian Core Fund	120,038	1,702,139
Columbia Large Cap Growth Fund	24,035	569,640
Columbia Large Core Quantitative Fund	311,378	1,768,629
Columbia Large Growth Quantitative Fund	63,940	580,573
Columbia Large Value Quantitative Fund	79,622	569,299
Columbia Select Large Cap Growth Fund(a)	43,684	556,532
Columbia Select Large-Cap Value Fund	38,022	567,285

Total		6,314,097
U.S. Mid Cap 7.1%
Columbia Acorn USA Fund(a)	11,917	334,753
Columbia Mid Cap Growth Fund(a)	24,861	660,812
Columbia Mid Cap Value Fund	25,419	325,876
Columbia Mid Cap Value Opportunity Fund	63,997	474,214

Total		1,795,655
U.S. Small Cap 5.7%
Columbia Select Smaller-Cap Value Fund(a)	30,733	471,143
Columbia Small Cap Core Fund(a)	32,629	501,505
Columbia Small Cap Growth Fund I(a)	15,864	485,443

Total		1,458,091
Total Equity Funds
(Cost: $14,230,868)		$13,995,201

	Shares	Value
Fixed-Income Funds 34.8%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund	22,774	$258,718
Global Bond 2.2%
Columbia Global Bond Fund	75,997	560,099
High Yield 8.3%
Columbia High Yield Bond Fund	769,378	2,115,790
Inflation Protected Securities 3.0%
Columbia Inflation Protected Securities Fund	67,913	759,263
Investment Grade 20.3%
Columbia Bond Fund	257,375	2,452,782
Columbia Diversified Bond Fund	472,962	2,440,485
Columbia U.S. Treasury Index Fund	21,143	248,214

Total		5,141,481
Total Fixed-Income Funds
(Cost: $8,725,938)		$8,835,351

Alternative Investments 7.3%
Columbia Absolute Return Currency and Income Fund(a)	90,376	$913,707
Columbia Absolute Return Multi-Strategy Fund(a)	30,758	303,885
Columbia Convertible Securities Fund	45,939	645,897
Total Alternative Investments
(Cost: $1,908,430)		$1,863,489

Money Market Funds 2.9%
Columbia Money Market Fund, 0.008%(b)	728,112	$728,112
Total Money Market Funds
(Cost: $728,112)		$728,112
Total Investments in Affiliated Funds
(Cost: $25,593,348)		$25,422,153
Other Assets and Liabilities		(30,814)
Net Assets		$25,391,339

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at October 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

48	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2020 Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$25,422,153	$—	$—	$25,422,153

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	49

Investments in Affiliated Funds

Columbia Retirement Plus 2025 Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 60.8%
Dividend Income 2.6%
Columbia Dividend Income Fund	61,195	$ 813,895
International 11.2%
Columbia Acorn International Fund	3,112	113,234
Columbia Asia Pacific ex-Japan Fund	75,244	583,142
Columbia Emerging Markets Fund	22,123	209,061
Columbia European Equity Fund	245,379	1,349,583
Columbia Multi-Advisor International Equity Fund	111,437	1,226,917

Total		3,481,937
Real Estate 3.1%
Columbia Real Estate Equity Fund	74,536	968,217
U.S. Large Cap 27.9%
Columbia Contrarian Core Fund	165,216	2,342,759
Columbia Large Cap Growth Fund	33,130	785,175
Columbia Large Core Quantitative Fund	428,840	2,435,813
Columbia Large Growth Quantitative Fund	88,107	800,016
Columbia Large Value Quantitative Fund	109,687	784,261
Columbia Select Large Cap Growth Fund(a)	60,233	767,369
Columbia Select Large-Cap Value Fund	52,404	781,867

Total		8,697,260
U.S. Mid Cap 8.8%
Columbia Acorn USA Fund(a)	18,228	512,015
Columbia Mid Cap Growth Fund(a)	38,108	1,012,918
Columbia Mid Cap Value Fund	38,831	497,807
Columbia Mid Cap Value Opportunity Fund	98,056	726,596

Total		2,749,336
U.S. Small Cap 7.2%
Columbia Select Smaller-Cap Value Fund(a)	47,123	722,401
Columbia Small Cap Core Fund(a)	49,905	767,036
Columbia Small Cap Growth Fund I(a)	24,294	743,405

Total		2,232,842
Total Equity Funds
(Cost: $19,110,012)		$18,943,487

	Shares	Value
Fixed-Income Funds 27.2%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund	28,316	$321,676
Global Bond 2.1%
Columbia Global Bond Fund	87,608	645,674
High Yield 6.6%
Columbia High Yield Bond Fund	750,690	2,064,396
Inflation Protected Securities 1.3%
Columbia Inflation Protected Securities Fund	36,535	408,460
Investment Grade 16.2%
Columbia Bond Fund	257,412	2,453,139
Columbia Diversified Bond Fund	472,997	2,440,662
Columbia U.S. Treasury Index Fund	11,349	133,237

Total		5,027,038
Total Fixed-Income Funds
(Cost: $8,351,272)		$8,467,244

Alternative Investments 8.4%
Columbia Absolute Return Currency and Income Fund(a)	139,013	$1,405,420
Columbia Absolute Return Multi-Strategy Fund(a)	47,191	466,246
Columbia Convertible Securities Fund	53,809	756,560
Total Alternative Investments
(Cost: $2,689,220)		$2,628,226

Money Market Funds 3.7%
Columbia Money Market Fund, 0.008%(b)	1,152,524	$1,152,524
Total Money Market Funds
(Cost: $1,152,524)		$1,152,524
Total Investments in Affiliated Funds
(Cost: $31,303,028)		$31,191,481
Other Assets and Liabilities		(45,065)
Net Assets		$31,146,416

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at October 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

50	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2025 Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$31,191,481	$—	$—	$31,191,481

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to ind information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon equest, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	51

Investments in Affiliated Funds

Columbia Retirement Plus 2030 Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 65.9%
Dividend Income 2.8%
Columbia Dividend Income Fund	60,477	$804,350
International 12.4%
Columbia Acorn International Fund	3,127	113,754
Columbia Asia Pacific ex-Japan Fund	75,645	586,245
Columbia Emerging Markets Fund	22,027	208,153
Columbia European Equity Fund	246,488	1,355,683
Columbia Multi-Advisor International Equity Fund	111,943	1,232,497

Total		3,496,332
Real Estate 3.1%
Columbia Real Estate Equity Fund	68,064	884,151
U.S. Large Cap 30.4%
Columbia Contrarian Core Fund	163,289	2,315,436
Columbia Large Cap Growth Fund	32,794	777,216
Columbia Large Core Quantitative Fund	423,728	2,406,774
Columbia Large Growth Quantitative Fund	87,151	791,332
Columbia Large Value Quantitative Fund	108,348	774,691
Columbia Select Large Cap Growth Fund(a)	59,932	763,531
Columbia Select Large-Cap Value Fund	51,654	770,674

Total		8,599,654
U.S. Mid Cap 9.5%
Columbia Acorn USA Fund(a)	17,862	501,741
Columbia Mid Cap Growth Fund(a)	37,234	989,668
Columbia Mid Cap Value Fund	38,040	487,680
Columbia Mid Cap Value Opportunity Fund	95,806	709,925

Total		2,689,014
U.S. Small Cap 7.7%
Columbia Select Smaller-Cap Value Fund(a)	45,996	705,122
Columbia Small Cap Core Fund(a)	48,852	750,863
Columbia Small Cap Growth Fund I(a)	23,759	727,013

Total		2,182,998
Total Equity Funds
(Cost: $18,804,381)		$18,656,499

	Shares	Value
Fixed-Income Funds 22.6%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund	25,779	$292,846
Global Bond 2.1%
Columbia Global Bond Fund	79,866	588,613
High Yield 6.0%
Columbia High Yield Bond Fund	611,171	1,680,719
Inflation Protected Securities 0.4%
Columbia Inflation Protected Securities Fund	10,440	116,721
Investment Grade 13.1%
Columbia Bond Fund	193,219	1,841,379
Columbia Diversified Bond Fund	355,045	1,832,029
Columbia U.S. Treasury Index Fund	3,240	38,041

Total		3,711,449
Total Fixed-Income Funds
(Cost: $6,315,511)		$6,390,348

Alternative Investments 9.0%
Columbia Absolute Return Currency and Income Fund(a)	138,148	$1,396,674
Columbia Absolute Return Multi-Strategy Fund(a)	47,131	465,654
Columbia Convertible Securities Fund	48,777	685,807
Total Alternative Investments
(Cost: $2,598,026)		$2,548,135

Money Market Funds 2.6%
Columbia Money Market Fund, 0.008%(b)	725,716	$725,716
Total Money Market Funds
(Cost: $725,716)		$725,716
Total Investments in Affiliated Funds
(Cost: $28,443,634)		$28,320,698
Other Assets and Liabilities		(18,678)
Net Assets		$28,302,020

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at October 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

52	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2030 Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$28,320,698	$—	$—	$28,320,698

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’ Forms N-Q are available on the Commission’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	53

Investments in Affiliated Funds

Columbia Retirement Plus 2035 Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 71.2%
Dividend Income 3.0%
Columbia Dividend Income Fund	52,453	$697,628
International 13.6%
Columbia Acorn International Fund	2,814	102,371
Columbia Asia Pacific ex-Japan Fund	68,134	528,038
Columbia Emerging Markets Fund	19,815	187,254
Columbia European Equity Fund	222,713	1,224,924
Columbia Multi-Advisor International Equity Fund	101,007	1,112,087

Total		3,154,674
Real Estate 3.9%
Columbia Real Estate Equity Fund	69,324	900,523
U.S. Large Cap 32.2%
Columbia Contrarian Core Fund	141,631	2,008,331
Columbia Large Cap Growth Fund	28,486	675,130
Columbia Large Core Quantitative Fund	367,808	2,089,147
Columbia Large Growth Quantitative Fund	75,465	685,218
Columbia Large Value Quantitative Fund	93,955	671,775
Columbia Select Large Cap Growth Fund(a)	52,254	665,720
Columbia Select Large-Cap Value Fund	44,878	669,583

Total		7,464,904
U.S. Mid Cap 10.2%
Columbia Acorn USA Fund(a)	15,740	442,122
Columbia Mid Cap Growth Fund(a)	32,871	873,711
Columbia Mid Cap Value Fund	33,534	429,906
Columbia Mid Cap Value Opportunity Fund	84,652	627,273

Total		2,373,012
U.S. Small Cap 8.3%
Columbia Select Smaller-Cap Value Fund(a)	40,678	623,587
Columbia Small Cap Core Fund(a)	43,151	663,239
Columbia Small Cap Growth Fund I(a)	20,983	642,070

Total		1,928,896
Total Equity Funds
(Cost: $16,646,131)		$16,519,637

	Shares	Value
Fixed-Income Funds 18.2%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund	21,213	$240,979
Global Bond 1.7%
Columbia Global Bond Fund	53,831	396,735
High Yield 5.2%
Columbia High Yield Bond Fund	443,807	1,220,470
Inflation Protected Securities 0.2%
Columbia Inflation Protected Securities Fund	3,398	37,989
Investment Grade 10.1%
Columbia Bond Fund	122,591	1,168,288
Columbia Diversified Bond Fund	225,298	1,162,538
Columbia U.S. Treasury Index Fund	1,071	12,575

Total		2,343,401
Total Fixed-Income Funds
(Cost: $4,187,283)		$4,239,574

Alternative Investments 9.9%
Columbia Absolute Return Currency and Income Fund(a)	134,126	$1,356,014
Columbia Absolute Return Multi-Strategy Fund(a)	45,597	450,493
Columbia Convertible Securities Fund	34,429	484,074
Total Alternative Investments
(Cost: $2,326,002)		$2,290,581

Money Market Funds 0.9%
Columbia Money Market Fund, 0.008%(b)	200,366	$200,366
Total Money Market Funds
(Cost: $200,366)		$200,366
Total Investments in Affiliated Funds
(Cost: $23,359,782)		$23,250,158
Other Assets and Liabilities		(45,623)
Net Assets		$23,204,535

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at October 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

54	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2035 Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$23,250,158	$—	$—	$23,250,158

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	55

Investments in Affiliated Funds

Columbia Retirement Plus 2040 Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 75.4%
Dividend Income 3.2%
Columbia Dividend Income Fund	43,132	$573,661
International 14.9%
Columbia Acorn International Fund	2,378	86,501
Columbia Asia Pacific ex-Japan Fund	57,295	444,039
Columbia Emerging Markets Fund	17,046	161,086
Columbia European Equity Fund	187,411	1,030,763
Columbia Multi-Advisor International Equity Fund	84,926	935,030

Total		2,657,419
Real Estate 4.2%
Columbia Real Estate Equity Fund	57,736	749,988
U.S. Large Cap 34.3%
Columbia Contrarian Core Fund	116,712	1,654,970
Columbia Large Cap Growth Fund	23,460	555,992
Columbia Large Core Quantitative Fund	302,238	1,716,714
Columbia Large Growth Quantitative Fund	62,188	564,668
Columbia Large Value Quantitative Fund	77,472	553,928
Columbia Select Large Cap Growth Fund(a)	42,938	547,024
Columbia Select Large-Cap Value Fund	36,972	551,627

Total		6,144,923
U.S. Mid Cap 10.4%
Columbia Acorn USA Fund(a)	12,346	346,788
Columbia Mid Cap Growth Fund(a)	25,743	684,257
Columbia Mid Cap Value Fund	26,319	337,409
Columbia Mid Cap Value Opportunity Fund	66,338	491,565

Total		1,860,019
U.S. Small Cap 8.4%
Columbia Select Smaller-Cap Value Fund(a)	31,906	489,117
Columbia Small Cap Core Fund(a)	33,732	518,471
Columbia Small Cap Growth Fund I(a)	16,414	502,266

Total		1,509,854
Total Equity Funds
(Cost: $13,636,062)		$13,495,864

	Shares	Value
Fixed-Income Funds 13.3%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund	16,415	$186,477
Global Bond 1.2%
Columbia Global Bond Fund	28,794	212,214
High Yield 3.5%
Columbia High Yield Bond Fund	227,933	626,814
Inflation Protected Securities 1.3%
Columbia Inflation Protected Securities Fund	21,654	242,095
Investment Grade 6.3%
Columbia Bond Fund	55,002	524,165
Columbia Diversified Bond Fund	101,030	521,314
Columbia U.S. Treasury Index Fund	6,752	79,270

Total		1,124,749
Total Fixed-Income Funds
(Cost: $2,344,523)		$2,392,349

Alternative Investments 10.2%
Columbia Absolute Return Currency and Income Fund(a)	109,350	$1,105,527
Columbia Absolute Return Multi-Strategy Fund(a)	37,142	366,959
Columbia Convertible Securities Fund	24,892	349,986
Total Alternative Investments
(Cost: $1,847,985)		$1,822,472

Money Market Funds 1.3%
Columbia Money Market Fund, 0.008%(b)	233,046	$233,046
Total Money Market Funds
(Cost: $233,046)		$233,046
Total Investments in Affiliated Funds
(Cost: $18,061,616)		$17,943,731
Other Assets and Liabilities		(38,360)
Net Assets		$17,905,371

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at October 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

56	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2040 Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$17,943,731	$—	$—	$17,943,731

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	57

Investments in Affiliated Funds

Columbia Retirement Plus 2045 Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 80.6%
Dividend Income 3.4%
Columbia Dividend Income Fund	48,977	$651,401
International 16.1%
Columbia Acorn International Fund	2,725	99,129
Columbia Asia Pacific ex-Japan Fund	65,863	510,442
Columbia Emerging Markets Fund	19,361	182,963
Columbia European Equity Fund	215,406	1,184,731
Columbia Multi-Advisor International Equity Fund	97,580	1,074,357

Total		3,051,622
Real Estate 4.2%
Columbia Real Estate Equity Fund	61,599	800,166
U.S. Large Cap 36.8%
Columbia Contrarian Core Fund	132,643	1,880,880
Columbia Large Cap Growth Fund	26,628	631,081
Columbia Large Core Quantitative Fund	343,291	1,949,892
Columbia Large Growth Quantitative Fund	70,666	641,652
Columbia Large Value Quantitative Fund	88,014	629,300
Columbia Select Large Cap Growth Fund(a)	48,841	622,230
Columbia Select Large-Cap Value Fund	41,958	626,009

Total		6,981,044
U.S. Mid Cap 11.1%
Columbia Acorn USA Fund(a)	13,991	393,006
Columbia Mid Cap Growth Fund(a)	29,188	775,809
Columbia Mid Cap Value Fund	29,885	383,131
Columbia Mid Cap Value Opportunity Fund	75,256	557,646

Total		2,109,592
U.S. Small Cap 9.0%
Columbia Select Smaller-Cap Value Fund(a)	36,210	555,099
Columbia Small Cap Core Fund(a)	38,291	588,529
Columbia Small Cap Growth Fund I(a)	18,633	570,176

Total		1,713,804
Total Equity Funds
(Cost: $15,512,736)		$15,307,629

	Shares	Value
Fixed-Income Funds 9.1%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund	17,465	$198,401
Global Bond 0.7%
Columbia Global Bond Fund	17,123	126,195
High Yield 2.4%
Columbia High Yield Bond Fund	168,282	462,776
Inflation Protected Securities 0.9%
Columbia Inflation Protected Securities Fund	16,056	179,507
Investment Grade 4.1%
Columbia Bond Fund	37,352	355,965
Columbia Diversified Bond Fund	68,546	353,697
Columbia U.S. Treasury Index Fund	5,033	59,087

Total		768,749
Total Fixed-Income Funds
(Cost: $1,712,239)		$1,735,628

Alternative Investments 10.2%
Columbia Absolute Return Currency and Income Fund(a)	116,782	$1,180,668
Columbia Absolute Return Multi-Strategy Fund(a)	39,721	392,443
Columbia Convertible Securities Fund	26,554	373,347
Total Alternative Investments
(Cost: $1,973,676)		$1,946,458

Money Market Funds 0.3%
Columbia Money Market Fund, 0.008%(b)	53,314	$53,314
Total Money Market Funds
(Cost: $53,314)		$53,314
Total Investments in Affiliated Funds
(Cost: $19,251,965)		$19,043,029
Other Assets and Liabilities		(41,402)
Net Assets		$19,001,627

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at October 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

58	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2045 Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$19,043,029	$—	$—	$19,043,029

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	59

Statements of Assets and Liabilities

October 31, 2011 (Unaudited)	Columbia Retirement Plus 2010 Fund	Columbia Retirement Plus 2015 Fund	Columbia Retirement Plus 2020 Fund
Assets
Investments in affiliated funds, at value (identified cost $10,253,842, $22,424,052 and $25,593,348)	$10,243,289	$22,422,509	$25,422,153
Cash	—	1	—
Receivable for:
Affiliated investments sold	—	—	195,841
Capital shares sold	175,152	30,853	133,796
Dividends from affiliated funds	14,346	26,907	27,250
Expense reimbursement due from Investment Manager	1,014	790	2,040
Prepaid expense	5,593	5,593	5,593
Total assets	10,439,394	22,486,653	25,786,673
Liabilities
Payable for:
Affiliated investments purchased	189,498	56,172	27,250
Capital shares purchased	—	—	329,448
Distribution fees	107	132	131
Transfer agent fees	2,029	2,504	5,246
Administration fees	17	37	43
Other expenses	39,031	34,916	33,216
Total liabilities	230,682	93,761	395,334
Net assets applicable to outstanding capital stock	$10,208,712	$22,392,892	$25,391,339
Represented by
Paid-in capital	$13,609,578	$27,123,772	$32,626,292
Undistributed net investment income	14,875	721,459	534,666
Accumulated net realized loss	(3,405,188)	(5,450,796)	(7,598,424)
Unrealized appreciation (depreciation) on:
Affiliated investments	(10,553)	(1,543)	(171,195)
Total – representing net assets applicable to outstanding capital stock	$10,208,712	$22,392,892	$25,391,339
Net assets applicable to outstanding shares
Class A	$3,428,463	$5,623,513	$5,806,470
Class C	$433,868	$196,493	$41,677
Class R	$4,101	$5,653	$121,965
Class Z	$6,342,280	$16,567,233	$19,421,227
Shares outstanding
Class A	391,336	633,447	688,643
Class C	49,671	22,372	4,993
Class R	468	637	14,493
Class Z	722,894	1,857,211	2,287,576
Net asset value per share
Class A(a)	$8.76	$8.88	$8.43
Class C	$8.73	$8.78	$8.35
Class R	$8.76	$8.87	$8.42
Class Z	$8.77	$8.92	$8.49

(a)

The maximum offering price per share for Class A for Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund and Columbia Retirement Plus 2020 is $9.29, $9.42, and $8.94, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

60	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

October 31, 2011 (Unaudited)	Columbia Retirement Plus 2025 Fund	Columbia Retirement Plus 2030 Fund	Columbia Retirement Plus 2035 Fund
Assets
Investments in affiliated funds, at value (identified cost $31,303,028, $28,443,634 and $23,359,782)	$31,191,481	$28,320,698	$23,250,158
Receivable for:
Affiliated investments sold	3,649	112,132	100,744
Capital shares sold	1,350	31,048	2,901
Dividends from affiliated funds	26,321	20,706	13,940
Expense reimbursement due from Investment Manager	1,522	1,701	1,472
Prepaid expense	5,593	5,593	5,593
Total assets	31,229,916	28,491,878	23,374,808
Liabilities
Payable for:
Affiliated investments purchased	26,321	20,706	13,940
Capital shares purchased	4,130	114,263	103,085
Distribution fees	159	72	67
Transfer agent fees	18,918	17,845	15,989
Administration fees	52	48	39
Other expenses	33,920	36,924	37,153
Total liabilities	83,500	189,858	170,273
Net assets applicable to outstanding capital stock	$31,146,416	$28,302,020	$23,204,535
Represented by
Paid-in capital	$37,828,459	$34,219,785	$26,813,676
Undistributed net investment income	867,354	734,835	526,137
Accumulated net realized loss	(7,437,850)	(6,529,664)	(4,025,654)
Unrealized appreciation (depreciation) on:
Affiliated investments	(111,547)	(122,936)	(109,624)
Total – representing net assets applicable to outstanding capital stock	$31,146,416	$28,302,020	$23,204,535
Net assets
Class A	$4,252,369	$3,304,697	$2,603,671
Class C	$825,039	$32,718	$143,960
Class R	$45,435	$16,886	$5,844
Class Z	$26,023,573	$24,947,719	$20,451,060
Shares outstanding
Class A(a)	504,715	391,197	312,986
Class C	98,757	3,911	17,468
Class R	5,398	2,002	702
Class Z	3,062,019	2,942,237	2,442,864
Net asset value per share
Class A(a)	$8.43	$8.45	$8.32
Class C	$8.35	$8.37	$8.24
Class R	$8.42	$8.43	$8.32
Class Z	$8.50	$8.48	$8.37

(a)

The maximum offering price per share for Class A for Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund and Columbia Retirement Plus 2035 is $8.94, $8.97, and $8.83, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	61

Statements of Assets and Liabilities (continued)

October 31, 2011 (Unaudited)	Columbia Retirement Plus 2040 Fund	Columbia Retirement Plus 2045 Fund
Assets
Investments in affiliated funds, at value (identified cost $18,061,616 and $19,251,965)	$17,943,731	$19,043,029
Cash	—	27,787
Receivable for:
Affiliated investments sold	4,108	13,084
Capital shares sold	9,384	1,431
Dividends from affiliated funds	6,769	4,837
Expense reimbursement due from Investment Manager	1,529	1,476
Prepaid expense	5,593	3,294
Total assets	17,971,114	19,094,938
Liabilities
Payable for:
Affiliated investments purchased	6,769	4,837
Capital shares purchased	13,016	42,130
Distribution fees	39	56
Transfer agent fees	11,272	12,462
Administration fees	30	32
Other expenses	34,617	33,794
Total liabilities	65,743	93,311
Net assets applicable to outstanding capital stock	$17,905,371	$19,001,627
Represented by
Paid-in capital	$20,068,695	$20,039,838
Undistributed net investment income	155,791	223,979
Accumulated net realized loss	(2,201,230)	(1,053,254)
Unrealized appreciation (depreciation) on:
Affiliated investments	(117,885)	(208,936)
Total – representing net assets applicable to outstanding capital stock	$17,905,371	$19,001,627
Net assets
Class A	$1,816,661	$1,676,800
Class C	$2,746	$239,422
Class R	$3,755	$4,642
Class R4	$—	$3,849
Class Z	$16,082,209	$17,076,914
Shares outstanding
Class A	224,866	203,118
Class C	343	29,337
Class R	464	563
Class R4	—	466
Class Z	1,976,840	2,062,093
Net asset value per share
Class A(a)	$8.08	$8.26
Class C	$8.01	$8.16
Class R	$8.09	$8.25
Class R4	$—	$8.26
Class Z	$8.14	$8.28
(a)

The maximum offering price per share for Class A for Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund is $8.57 and $8.76, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

62	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Statements of Operations

Six months ended October 31, 2011 (Unaudited)	Columbia Retirement Plus 2010 Fund	Columbia Retirement Plus 2015 Fund	Columbia Retirement Plus 2020 Fund
Net lnvestment Income
Income:
Dividend distributions from underlying affiliated funds	$117,629	$227,910	$235,433
Expenses:
Distribution fees
Class A	4,351	7,140	7,511
Class C	1,895	1,232	210
Class R	10	14	353
Transfer agent fees
Class A	3,649	6,107	6,443
Class C	394	266	44
Class R	4	6	146
Class Z	6,611	17,794	21,596
Administration fees	1,019	2,266	2,637
Compensation of board members	2,610	2,612	2,613
Custodian fees	19,800	21,300	21,000
Printing and postage fees	5,550	4,700	4,625
Registration fees	35,225	33,848	33,040
Professional fees	10,188	10,269	10,266
Other	5,586	5,588	5,682
Total expenses	96,892	113,142	116,166
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(85,425)	(93,422)	(95,395)
Total net expenses	11,467	19,720	20,771
Net investment income	106,162	208,190	214,662
Realized and unrealized gain (loss) – net
Net realized gain (loss) on:
Sales of underlying affiliated funds	115,426	412,217	330,568
Capital gain distributions from underlying affiliated funds	25,924	104,545	95,506
Net realized gain	141,350	516,762	426,074
Net change in unrealized appreciation (depreciation) on:
Investments – affiliated issuers	(673,758)	(1,996,688)	(2,453,286)
Net change in unrealized depreciation	(673,758)	(1,996,688)	(2,453,286)
Net realized and unrealized loss	(532,408)	(1,479,926)	(2,027,212)
Net decrease in net assets from operations	$(426,246)	$(1,271,736)	$(1,812,550)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	63

Statements of Operations (continued)

Six months ended October 31, 2011 (Unaudited)	Columbia Retirement Plus 2025 Fund	Columbia Retirement Plus 2030 Fund	Columbia Retirement Plus 2035 Fund
Net Investment Income
Income:
Dividend distributions from underlying affiliated funds	$228,928	$189,663	$135,964
Expenses:
Distribution fees
Class A	5,489	4,130	3,377
Class C	4,199	163	737
Class R	110	41	15
Transfer agent fees
Class A	8,262	6,290	5,374
Class C	1,583	62	293
Class R	82	31	12
Class Z	50,245	50,791	41,352
Administration fees	3,197	2,993	2,378
Compensation of board members	2,614	2,614	2,612
Custodian fees	19,700	21,000	21,200
Printing and postage fees	4,933	5,245	5,550
Registration fees	33,809	33,709	33,420
Professional fees	10,306	10,303	10,322
Other	5,763	5,849	5,697
Total expenses	150,292	143,221	132,339
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(125,000)	(124,647)	(116,655)
Total net expenses	25,292	18,574	15,684
Net investment income	203,636	171,089	120,280
Realized and unrealized gain (loss) – net
Net realized gain (loss) on:
Sales of underlying affiliated funds	493,531	285,692	136,199
Capital gain distributions from underlying affiliated funds	177,389	168,729	130,353
Net realized gain	670,920	454,421	266,552
Net change in unrealized appreciation (depreciation) on:
Investments – affiliated issuers	(3,456,174)	(3,243,409)	(2,502,580)
Net change in unrealized depreciation	(3,456,174)	(3,243,409)	(2,502,580)
Net realized and unrealized loss	(2,785,254)	(2,788,988)	(2,236,028)
Net decrease in net assets from operations	$(2,581,618)	$(2,617,899)	$(2,115,748)

The accompanying Notes to Financial Statements are an integral part of this statement.

64	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Six months ended October 31, 2011 (Unaudited)	Columbia Retirement Plus 2040 Fund	Columbia Retirement Plus 2045 Fund
Net Investment Income
Income:
Dividend distributions from underlying affiliated funds	$89,787	$82,156
Expenses:
Distribution fees
Class A	2,382	2,228
Class C	14	1,234
Class R	17	12
Transfer agent fees
Class A	3,697	3,540
Class C	5	488
Class R	14	9
Class R4	—	2
Class Z	30,872	33,876
Administration fees	1,791	1,912
Plan administration fees
Class R4	—	9
Compensation of board members	2,611	2,613
Custodian fees	21,000	20,650
Printing and postage fees	5,685	4,252
Registration fees	33,180	41,004
Professional fees	10,305	10,240
Other	6,229	5,721
Total expenses	117,802	127,790
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(106,455)	(114,720)
Total net expenses	11,347	13,070
Net investment income	78,440	69,086
Realized and unrealized gain (loss) – net
Net realized gain (loss) on:
Sales of underlying affiliated funds	74,713	79,346
Capital gain distributions from underlying affiliated funds	115,044	86,361
Net realized gain	189,757	165,707
Net change in unrealized appreciation (depreciation) on: Investments – affiliated issuers	(1,902,716)	(2,061,604)
Net change in unrealized depreciation	(1,902,716)	(2,061,604)
Net realized and unrealized loss	(1,712,959)	(1,895,897)
Net decrease in net assets from operations	$(1,634,519)	$(1,826,811)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	65

Statements of Changes in Net Assets

	Columbia Retirement Plus 2010 Fund			Columbia Retirement Plus 2015 Fund
	Six months ended October 31, 2011 (Unaudited)		Year ended April 30, 2011(a)	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011(a)
Operations
Net investment income		$106,162	$201,966	$208,190	$463,573
Net realized gain		141,350	1,135,913	516,762	3,071,342
Net change in unrealized (depreciation)		(673,758)	(298,125)	(1,996,688)	(729,037)
Net increase (decrease) in net assets resulting from operations		(426,246)	1,039,754	(1,271,736)	2,805,878
Distributions to shareholders from:
Net investment income
Class A		(40,077)	(86,069)	—	(124,765)
Class C		(2,691)	(6,424)	—	(6,119)
Class R		(43)	(96)	.—	(78)
Class R3		—	(12)	—	—
Class R4		—	(14)	—	—
Class R5	•	—	(17)	—	—
Class Z		(79,843)	(166,389)	—	(409,059)
Total distributions to shareholders		(122,654)	(259,021)	—	(540,021)
Increase in net assets from share transactions		(69,291)	1,777,102	(1,173,780)	886,298
Total increase (decrease) in net assets		(618,191)	2,557,835	(2,445,516)	3,152,155
Net assets at beginning of period		10,826,903	8,269,068	24,838,408	21,686,253
Net assets at end of period		$10,208,712	$10,826,903	$22,392,892	$24,838,408
Undistributed net investment income		$14,875	$31,367	$721,459	$513,269

(a)	Class C shares are for the period from September 27, 2010 (commencement of operations) to April 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

66	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

	Columbia Retirement Plus 2020 Fund		Columbia Retirement Plus 2025 Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011(a)	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011(a)
Operations
Net investment income	$214,662	$420,891	$203,636	$443,622
Net realized gain	426,074	1,542,608	670,920	501,779
Net change in unrealized appreciation (depreciation)	(2,453,286)	1,333,010	(3,456,174)	3,717,588
Net increase (decrease) in net assets resulting from operations	(1,812,550)	3,296,509	(2,581,618)	4,662,989
Distributions to shareholders from:
Net investment income
Class A	—	(117,009)	—	(80,208)
Class C	—	(960)	—	(15,044)
Class R	—	(1,392)	—	(320)
Class Z	—	(380,671)	—	(516,980)
Total distributions to shareholders	—	(500,032)	—	(612,552)
Increase (decrease) in net assets from capital share transactions	729,673	123,406	(227,507)	3,428,991
Total increase (decrease) in net assets	(1,082,877)	2,919,883	(2,809,125)	7,479,428
Net assets at beginning of period	26,474,216	23,554,333	33,955,541	26,476,113
Net assets at end of period	$25,391,339	$26,474,216	$31,146,416	$33,955,541
Undistributed net investment income	$534,666	$320,004	$867,354	$663,718

(a)	Class C shares are for the period from September 27, 2010 (commencement of operations) to April 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	67

Statements of Changes in Net Assets (continued)

	Columbia Retirement Plus 2030 Fund		Columbia Retirement Plus 2035 Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011(a)	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011(a)
Operations
Net investment income	$171,089	$408,932	$120,280	$314,697
Net realized gain	454,421	2,328,517	266,552	972,904
Net change in unrealized appreciation (depreciation)	(3,243,409)	1,631,359	(2,502,580)	2,094,776
Net increase (decrease) in net assets resulting from operations	(2,617,899)	4,368,808	(2,115,748)	3,382,377
Distributions to shareholders from:
Net investment income
Class A	—	(46,202)	—	(42,755)
Class C	—	(525)	—	(2,496)
Class R	—	(154)	—	(51)
Class Z	—	(438,169)	—	(338,716)
Total distributions to shareholders	—	(485,050)	—	(384,018)
Increase (decrease) in net assets from capital share transactions	(1,450,441)	2,955,679	346,481	2,699,003
Total increase (decrease) in net assets	(4,068,340)	6,839,437	(1,769,267)	5,697,362
Net assets at beginning of period	32,370,360	25,530,923	24,973,802	19,276,440
Net assets at end of period	$28,302,020	$32,370,360	$23,204,535	$24,973,802
Undistributed net investment income	$734,835	$563,746	$526,137	$405,857

(a)	Class C shares are for the period from September 27, 2010 (commencement of operations) to April 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

68	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

	Columbia Retirement Plus 2040 Fund		Columbia Retirement Plus 2045 Fund
	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011(a)	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011(a)
Operations
Net investment income	$78,440	$231,149	$69,086	$235,218
Net realized gain	189,757	1,213,180	165,707	2,061,280
Net change in unrealized appreciation (depreciation)	(1,902,716)	1,070,178	(2,061,604)	402,179
Net increase (decrease) in net assets resulting from operations	(1,634,519)	2,514,507	(1,826,811)	2,698,677
Distributions to shareholders from:
Net investment income
Class A	—	(28,288)	—	(29,379)
Class C	—	(45)	—	(3,629)
Class R	—	(166)	—	(54)
Class R4	—	—	—	(225)
Class Z	—	(245,598)	—	(241,730)
Total distributions to shareholders	—	(274,097)	—	(275,017)
Increase in net assets from capital share transactions	913,758	2,377,560	1,171,459	4,121,813
Total increase (decrease) in net assets	(720,761)	4,617,970	(655,352)	6,545,473
Net assets at beginning of period	18,626,132	14,008,162	19,656,979	13,111,506
Net assets at end of period	$17,905,371	$18,626,132	$19,001,627	$19,656,979
Undistributed net investment income	$155,791	$77,351	$223,979	$154,893

(a)	Class C shares are for the period from September 27, 2010 (commencement of operations) to April 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	69

Statements of Changes in Net Assets (continued)

	Columbia Retirement Plus 2010 Fund				Columbia Retirement Plus 2015 Fund
	Six months ended October 31, 2011 (Unaudited)		Year ended April 30, 2011(a)		Six months ended October 31, 2011 (Unaudited)		Year ended April 30, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	53,488	471,893	118,928	1,031,092	51,101	462,052	139,648	1,214,521
Distributions reinvested	4,431	38,527	9,715	84,266	—	—	13,777	120,551
Redemptions	(62,849)	(560,143)	(84,569)	(722,133)	(62,288)	(565,144)	(106,441)	(928,808)
Net increase (decrease)	(4,930)	(49,723)	44,074	393,225	(11,187)	(103,092)	46,984	406,264
Class C shares
Subscriptions	10,897	91,577	42,450	372,159	10,245	92,104	33,302	291,675
Distributions reinvested	307	2,672	724	6,375	—	—	694	6,056
Redemptions	(4,346)	(38,554)	(361)	(3,220)	(20,902)	(188,788)	(967)	(8,532)
Net increase (decrease)	6,858	55,695	42,813	375,314	(10,657)	(96,684)	33,029	289,199
Class R shares
Subscriptions	—	—	—	—	44	398	128	1,134
Net increase	—	—	—	—	44	398	128	1,134
Class R3 shares
Redemptions	—	—	(468)	(3,787)	—	—	(465)	(3,735)
Net decrease	—	—	(468)	(3,787)	—	—	(465)	(3,735)
Class R4 shares
Redemptions	—	—	(468)	(3,792)	—	—	(465)	(3,740)
Net decrease	—	—	(468)	(3,792)	—	—	(465)	(3,740)
Class R5 shares
Redemptions	—	—	(468)	(3,792)	—	—	(465)	(3,749)
Net decrease	—	—	(468)	(3,792)	—	—	(465)	(3,749)
Class Z shares
Subscriptions	88,277	781,877	312,520	2,712,317	134,697	1,205,792	398,335	3,450,509
Distributions reinvested	9,179	79,843	19,162	166,389	—	—	46,643	409,059
Redemptions	(104,970)	(936,983)	(215,648)	(1,858,772)	(236,805)	(2,180,194)	(422,694)	(3,658,643)
Net increase (decrease)	(7,514)	(75,263)	116,034	1,019,934	(102,108)	(974,402)	22,284	200,925
Total net increase (decrease)	(5,586)	(69,291)	201,517	1,777,102	(123,908)	(1,173,780)	101,030	886,298

(a)	Class C shares are for the period from September 27, 2010 (commencement of operations) to April 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

70	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

	Columbia Retirement Plus 2020 Fund				Columbia Retirement Plus 2025 Fund
	Six months ended October 31, 2011 (Unaudited)		Year ended April 30, 2011(a)		Six months ended October 31, 2011 (Unaudited)		Year ended April 30, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	44,982	380,320	124,648	1,035,878	60,251	507,499	183,082	1,502,782
Distributions reinvested	—	—	13,451	112,449	—	—	9,299	78,109
Redemptions	(54,477)	(446,791)	(142,709)	(1,180,418)	(59,336)	(497,147)	(95,971)	(773,697)
Net increase (decrease)	(9,495)	(66,471)	(4,610)	(32,091)	915	10,352	96,410	807,194
Class C shares
Subscriptions	148	1,249	6,609	54,824	5,127	43,802	95,473	782,554
Distributions reinvested	—	—	109	904	—	—	1,787	14,990
Redemptions	—	—	(1,873)	(16,146)	(3,135)	(26,046)	(495)	(4,203)
Net increase	148	1,249	4,845	39,582	1,992	17,756	96,765	793,341
Class R shares
Subscriptions	1,372	11,555	6,581	56,101	1,022	8,591	3,152	25,622
Distributions reinvested	—	—	159	1,327	—	—	32	265
Redemptions	(2,698)	(23,039)	(617)	(5,061)	(434)	(3,500)	(1,197)	(9,882)
Net increase (decrease)	(1,326)	(11,484)	6,123	52,367	588	5,091	1,987	16,005
Class R3 shares
Redemptions	—	—	(464)	(3,505)	—	—	(466)	(3,473)
Net decrease	—	—	(464)	(3,505)	—	—	(466)	(3,473)
Class R4 shares
Redemptions	—	—	(464)	(3,510)	—	—	(465)	(3,487)
Net decrease	—	—	(464)	(3,510)	—	—	(465)	(3,487)
Class R5 shares
Redemptions	—	—	(464)	(3,514)	—	—	(465)	(3,492)
Net decrease	—	—	(464)	(3,514)	—	—	(465)	(3,492)
Class Z shares
Subscriptions	334,800	2,930,561	502,611	4,144,172	196,271	1,681,179	757,594	6,135,949
Distributions reinvested	—	—	45,318	380,671	—	—	61,109	516,980
Redemptions	(247,802)	(2,124,182)	(542,777)	(4,450,766)	(225,932)	(1,941,885)	(583,834)	(4,830,026)
Net increase (decrease)	86,998	806,379	5,152	74,077	(29,661)	(260,706)	234,869	1,822,903
Total net increase (decrease)	76,325	729,673	10,118	123,406	(26,166)	(227,507)	428,635	3,428,991

(a)	Class C shares are for the period from September 27, 2010 (commencement of operations) to April 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	71

Statements of Changes in Net Assets (continued)

	Columbia Retirement Plus 2030 Fund				Columbia Retirement Plus 2035 Fund
	Six months ended October 31, 2011 (Unaudited)		Year ended April 30, 2011(a)		Six months ended October 31, 2011 (Unaudited)		Year ended April 30, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	33,727	283,749	57,450	478,486	23,199	196,378	86,003	698,962
Distributions reinvested	—	—	5,304	44,872	—	—	5,022	41,983
Redemptions	(15,580)	(130,182)	(76,991)	(625,499)	(26,001)	(219,866)	(20,093)	(163,731)
Net increase (decrease)	18,147	153,567	(14,237)	(102,141)	(2,802)	(23,488)	70,932	577,214
Class C shares
Subscriptions	223	1,881	3,631	29,800	1,126	9,390	17,260	140,873
Distributions reinvested	—	—	57	479	—	—	293	2,447
Redemptions	—	—	—	—	(1,209)	(10,627)	(2)	(20)
Net increase (decrease)	223	1,881	3,688	30,279	(83)	(1,237)	17,551	143,300
Class R shares
Subscriptions	195	1,655	338	2,943	—	—	235	2,002
Distributions reinvested	—	—	12	105	—	—	—	—
Net increase	195	1,655	350	3,048	—	—	235	2,002
Class R3 shares
Redemptions	—	—	(464)	(3,451)	—	—	(467)	(3,445)
Net decrease	—	—	(464)	(3,451)	—	—	(467)	(3,445)
Class R4 shares
Redemptions	—	—	(464)	(3,460)	—	—	(467)	(3,450)
Net decrease	—	—	(464)	(3,460)	—	—	(467)	(3,450)
Class R5 shares
Subscriptions	—	—	—	—	—	—	343	2,499
Redemptions	—	—	(464)	(3,465)	—	—	(810)	(5,938)
Net decrease	—	—	(464)	(3,465)	—	—	(467)	(3,439)
Class Z shares
Subscriptions	279,680	2,412,792	871,025	7,120,334	246,209	2,072,565	815,597	6,579,518
Distributions reinvested	—	—	51,732	438,169	—	—	40,371	338,716
Redemptions	(468,170)	(4,020,336)	(555,872)	(4,523,634)	(202,796)	(1,701,359)	(613,948)	(4,931,413)
Net increase (decrease)	(188,490)	(1,607,544)	366,885	3,034,869	43,413	371,206	242,020	1,986,821
Total net increase (decrease)	(169,925)	(1,450,441)	355,294	2,955,679	40,528	346,481	329,337	2,699,003

(a)	Class C shares are for the period from September 27, 2010 (commencement of operations) to April 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

72	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

	Columbia Retirement Plus 2040 Fund				Columbia Retirement Plus 2045 Fund
	Six months ended October 31, 2011 (Unaudited)		Year ended April 30, 2011(a)		Six months ended October 31, 2011 (Unaudited)		Year ended April 30, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	20,668	165,143	45,841	358,668	11,050	97,490	79,212	643,084
Distributions reinvested	—	—	3,311	26,949	—	—	3,477	28,965
Redemptions	(25,540)	(205,758)	(43,641)	(336,344)	(29,663)	(253,589)	(46,436)	(379,512)
Net increase (decrease)	(4,872)	(40,615)	5,511	49,273	(18,613)	(156,099)	36,253	292,537
Class C shares
Subscriptions	15	129	328	2,500	1,881	15,735	28,592	234,084
Distributions reinvested	—	—	—	—	—	—	432	3,583
Redemptions	—	—	—	—	(1,482)	(12,173)	(86)	(713)
Net increase	15	129	328	2,500	399	3,562	28,938	236,954
Class R shares
Subscriptions	—	—	190	1,311	—	—	—	—
Distributions reinvested	—	—	15	119	—	—	1	9
Redemptions	(1,166)	(9,845)	(5)	(36)	—	—	—	—
Net increase (decrease)	(1,166)	(9,845)	200	1,394	—	—	1	9
Class R3 shares
Redemptions	—	—	(4,525)	(32,743)	—	—	(466)	(3,411)
Net decrease	—	—	(4,525)	(32,743)	—	—	(466)	(3,411)
Class R4 shares
Distributions reinvested	—	—	—	—	—	—	19	161
Redemptions	—	—	(464)	(3,333)	(1,206)	(10,271)	—	—
Net increase (decrease)	—	—	(464)	(3,333)	(1,206)	(10,271)	19	161
Class R5 shares
Redemptions	—	—	(464)	(3,343)	—	—	(466)	(3,425)
Net decrease	—	—	(464)	(3,343)	—	—	(466)	(3,425)
Class Z shares
Subscriptions	271,541	2,237,115	665,677	5,264,744	497,790	4,186,489	904,781	7,309,762
Distributions reinvested	—	—	30,061	245,597	—	—	28,950	241,730
Redemptions	(154,530)	(1,273,026)	(400,948)	(3,146,529)	(340,372)	(2,852,222)	(488,267)	(3,952,504)
Net increase	117,011	964,089	294,790	2,363,812	157,418	1,334,267	445,464	3,598,988
Total net increase	110,988	913,758	295,376	2,377,560	137,998	1,171,459	509,743	4,121,813

(a)	Class C shares are for the period from September 27, 2010 (commencement of operations) to April 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	73

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Columbia Retirement Plus 2010 Fund

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$9.25		$8.53	$6.92	$9.51	$10.91	$9.64
Income from investment operations:
Net investment income	0.09		0.19	0.22	0.20	0.22	0.20
Net realized and unrealized gain (loss)	(0.48)		0.76	1.68	(2.62)	(0.55)	1.44
Total from investment operations	(0.39)		0.95	1.90	(2.42)	(0.33)	1.64
Less distributions to shareholders from:
Net investment income	(0.10)		(0.23)	(0.29)	(0.17)	(0.33)	(0.32)
Net realized gains	—		—	—	—	(0.56)	(0.05)
Tax return of capital	—		—	—	—	(0.18)	—
Total distributions to shareholders	(0.10)		(0.23)	(0.29)	(0.17)	(1.07)	(0.37)
Net asset value, end of period	$8.76		$9.25	$8.53	$6.92	$9.51	$10.91
Total return	(4.18%	)	11.37%	27.74%	(25.49% )	(3.29% )	17.27%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.04%	(c)	1.53%	1.24%	0.89%	0.84%	1.37%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.35%	(c)	0.33%	0.38%	0.36%	0.37%	0.48%	(c)
Net investment income	1.96%	(c)	2.18%	2.74%	2.59%	2.20%	2.04%	(c)
Supplemental data
Net assets, end of period (in thousands)	$3,428		$3,664	$3,005	$3,096	$3,817	$571
Portfolio turnover	38%		91%	53%	55%	92%	80%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

74	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2010 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30, 2011(a)
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$9.21		$8.43
Income from investment operations:
Net investment income (loss)	0.05		(0.01)
Net realized and unrealized gain (loss)	(0.47)		0.95
Total from investment operations	(0.42)		0.94
Less distributions to shareholders from:
Net investment income	(0.06)		(0.16)
Total distributions to shareholders	(0.06)		(0.16)
Net asset value, end of period	$8.73		$9.21
Total return	(4.51%	)	11.29%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.84%	(c)	2.16%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.10%	(c)	1.04%	(c)
Net investment income (loss)	1.21%	(c)	(0.26%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$434		$394
Portfolio turnover	38%		91%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to April 30, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	75

Financial Highlights (continued)

Columbia Retirement Plus 2010 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$9.25		$8.53	$6.92	$9.52	$10.90	$10.68
Income from investment operations:
Net investment income	0.08		0.16	0.18	0.18	0.22	0.18
Net realized and unrealized gain (loss)	(0.48)		0.76	1.69	(2.62)	(0.56)	0.39
Total from investment operations	(0.40)		0.92	1.87	(2.44)	(0.34)	0.57
Less distributions to shareholders from:
Net investment income	(0.09)		(0.20)	(0.26)	(0.16)	(0.30)	(0.30)
Net realized gains	—		—	—	—	(0.56)	(0.05)
Tax return of capital	—		—	—	—	(0.18)	—
Total distributions to shareholders	(0.09)		(0.20)	(0.26)	(0.16)	(1.04)	(0.35)
Net asset value, end of period	$8.76		$9.25	$8.53	$6.92	$9.52	$10.90
Total return	(4.30%	)	11.01%	27.25%	(25.70% )	(3.35% )	5.55%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.27%	(c)	1.82%	1.69%	1.31%	1.18%	1.64%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.60%	(c)	0.65%	0.78%	0.58%	0.58%	0.88%	(c)
Net investment income	1.71%	(c)	1.85%	2.30%	2.32%	2.09%	3.06%	(c)
Supplemental data
Net assets, end of period (in thousands)	$4		$4	$4	$3	$4	$5
Portfolio turnover	38%		91%	53%	55%	92%	80%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

76	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2010 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$9.26		$8.54	$6.93	$9.52	$10.91	$9.64
Income from investment operations:
Net investment income	0.10		0.20	0.23	0.22	0.23	0.23
Net realized and unrealized gain (loss)	(0.48)		0.77	1.68	(2.63)	(0.54)	1.43
Total from investment operations	(0.38)		0.97	1.91	(2.41)	(0.31)	1.66
Less distributions to shareholders from:
Net investment income	(0.11)		(0.25)	(0.30)	(0.18)	(0.34)	(0.34)
Net realized gains	—		—	—	—	(0.56)	(0.05)
Tax return of capital	—		—	—	—	(0.18)	—
Total distributions to shareholders	(0.11)		(0.25)	(0.30)	(0.18)	(1.08)	(0.39)
Net asset value, end of period	$8.77		$9.26	$8.54	$6.93	$9.52	$10.91
Total return	(4.06%	)	11.60%	27.94%	(25.35% )	(3.11% )	17.49%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.78%	(c)	1.32%	1.08%	0.72%	0.58%	1.08%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.10%	(c)	0.10%	0.18%	0.18%	0.22%	0.21%	(c)
Net investment income	2.21%	(c)	2.40%	2.89%	2.72%	2.21%	2.45%	(c)
Supplemental data
Net assets, end of period (in thousands)	$6,342		$6,764	$5,248	$4,704	$12,475	$17,028
Portfolio turnover	38%		91%	53%	55%	92%	80%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	77

Financial Highlights (continued)

Columbia Retirement Plus 2015 Fund

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$9.39		$8.53	$6.79	$9.71	$11.03	$9.60
Income from investment operations:
Net investment income	0.08		0.17	0.22	0.18	0.18	0.21
Net realized and unrealized gain (loss)	(0.59)		0.89	1.78	(3.06)	(0.59)	1.57
Total from investment operations	(0.51)		1.06	2.00	(2.88)	(0.41)	1.78
Less distributions to shareholders from:
Net investment income	—		(0.20)	(0.26)	(0.04)	(0.29)	(0.30)
Net realized gains	—		—	—	—	(0.53)	(0.05)
Tax return of capital	—		—	—	—	(0.09)	—
Total distributions to shareholders	—		(0.20)	(0.26)	(0.04)	(0.91)	(0.35)
Net asset value, end of period	$8.88		$9.39	$8.53	$6.79	$9.71	$11.03
Total return	(5.43%	)	12.54%	29.76%	(29.67% )	(3.93% )	18.79%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.18%	(c)	0.81%	0.76%	0.67%	0.63%	1.69%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.35%	(c)	0.33%	0.38%	0.36%	0.38%	0.45%	(c)
Net investment income	1.67%	(c)	1.95%	2.83%	2.35%	1.76%	1.85%	(c)
Supplemental data
Net assets, end of period (in thousands)	$5,624		$6,055	$5,098	$4,840	$6,250	$1,558
Portfolio turnover	35%		89%	126%	53%	47%	48%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

78	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2015 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30, 2011(a)

	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$9.33		$8.45
Income from investment operations:
Net investment income	0.05		0.10
Net realized and unrealized gain (loss)	(0.60)		1.00
Total from investment operations	(0.55)		1.10
Less distributions to shareholders from:
Net investment income	—		(0.22)
Total distributions to shareholders	—		(0.22)
Net asset value, end of period	$8.78		$9.33
Total return	(5.90%	)	13.15%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.88%	(c)	1.45%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.09%	(c)	1.03%	(c)
Net investment income	1.06%	(c)	1.89%	(c)
Supplemental data
Net assets, end of period (in thousands)	$196		$308
Portfolio turnover	35%		89%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to April 30, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	79

Financial Highlights (continued)

Columbia Retirement Plus 2015 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$9.40		$8.54	$6.80	$9.72	$11.02	$10.75
Income from investment operations:
Net investment income	0.06		0.14	0.19	0.16	0.18	0.21
Net realized and unrealized gain (loss)	(0.59)		0.89	1.79	(3.06)	(0.61)	0.42
Total from investment operations	(0.53)		1.03	1.98	(2.90)	(0.43)	0.63
Less distributions to shareholders from:
Net investment income	—		(0.17)	(0.24)	(0.02)	(0.25)	(0.31)
Net realized gains	—		—	—	—	(0.53)	(0.05)
Tax return of capital	—		—	—	—	(0.09)	—
Total distributions to shareholders	—		(0.17)	(0.24)	(0.02)	(0.87)	(0.36)
Net asset value, end of period	$8.87		$9.40	$8.54	$6.80	$9.72	$11.02
Total return	(5.64%	)	12.17%	29.34%	(29.80% )	(4.14% )	6.05%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.43%	(c)	1.11%	1.18%	1.08%	1.04%	1.34%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.60%	(c)	0.64%	0.78%	0.58%	0.58%	0.88%	(c)
Net investment income	1.41%	(c)	1.58%	2.47%	2.07%	1.67%	2.57%	(c)
Supplemental data
Net assets, end of period (in thousands)	$6		$6	$4	$3	$5	$5
Portfolio turnover	35%		89%	126%	53%	47%	48%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

80	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2015 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$9.43		$8.56	$6.81	$9.73	$11.05	$9.60
Income from investment operations:
Net investment income	0.09		0.18	0.24	0.19	0.19	0.23
Net realized and unrealized gain (loss)	(0.60)		0.90	1.79	(3.06)	(0.59)	1.58
Total from investment operations	(0.51)		1.08	2.03	(2.87)	(0.40)	1.81
Less distributions to shareholders from:
Net investment income	—		(0.21)	(0.28)	(0.05)	(0.30)	(0.31)
Net realized gains	—		—	—	—	(0.53)	(0.05)
Tax return of capital	—		—	—	—	(0.09)	—
Total distributions to shareholders	—		(0.21)	(0.28)	(0.05)	(0.92)	(0.36)
Net asset value, end of period	$8.92		$9.43	$8.56	$6.81	$9.73	$11.05
Total return	(5.41%	)	12.81%	30.12%	(29.53% )	(3.86% )	19.08%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.93%	(c)	0.59%	0.58%	0.49%	0.45%	1.01%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.10%	(c)	0.10%	0.18%	0.18%	0.22%	0.21%	(c)
Net investment income	1.91%	(c)	2.15%	3.03%	2.44%	1.80%	2.01%	(c)
Supplemental data
Net assets, end of period (in thousands)	$16,567		$18,470	$16,572	$13,013	$23,422	$24,335
Portfolio turnover	35%		89%	126%	53%	47%	48%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	81

Financial Highlights (continued)

Columbia Retirement Plus 2020 Fund

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$9.03		$8.06	$6.33	$9.61	$11.07	$9.57
Income from investment operations:
Net investment income	0.06		0.13	0.20	0.17	0.14	0.20
Net realized and unrealized gain (loss)	(0.66)		1.00	1.76	(3.35)	(0.61)	1.67
Total from investment operations	(0.60)		1.13	1.96	(3.18)	(0.47)	1.87
Less distributions to shareholders from:
Net investment income	—		(0.16)	(0.23)	(0.10)	(0.26)	(0.31)
Net realized gains	—		—	—	—	(0.52)	(0.06)
Tax return of capital	—		—	—	—	(0.21)	—
Total distributions to shareholders	—		(0.16)	(0.23)	(0.10)	(0.99)	(0.37)
Net asset value, end of period	$8.43		$9.03	$8.06	$6.33	$9.61	$11.07
Total return	(6.64%	)	14.21%	31.19%	(33.08% )	(4.58% )	19.76%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.07%	(c)	0.78%	0.75%	0.70%	0.57%	1.04%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.34%	(c)	0.33%	0.39%	0.39%	0.41%	0.49%	(c)
Net investment income	1.45%	(c)	1.64%	2.63%	2.45%	1.33%	1.13%	(c)
Supplemental data
Net assets, end of period (in thousands)	$5,806		$6,304	$5,668	$3,732	$3,301	$1,812
Portfolio turnover	35%		98%	53%	52%	50%	40%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

82	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2020 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30, 2011(a)
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$8.97		$7.96
Income from investment operations:
Net investment income	0.03		0.08
Net realized and unrealized gain (loss)	(0.65)		1.11
Total from investment operations	(0.62)		1.19
Less distributions to shareholders from:
Net investment income	—		(0.18)
Total distributions to shareholders	—		(0.18)
Net asset value, end of period	$8.35		$8.97
Total return	(6.91%	)	15.11%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.82%	(c)	1.56%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.08%	(c)	1.03%	(c)
Net investment income	0.70%	(c)	1.70%	(c)
Supplemental data
Net assets, end of period (in thousands)	$42		$43
Portfolio turnover	35%		98%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to April 30, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	83

Financial Highlights (continued)

Columbia Retirement Plus 2020 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$9.02		$8.06	$6.35	$9.64	$11.07	$10.77
Income from investment operations:
Net investment income	0.05		0.10	0.13	0.14	0.13	0.19
Net realized and unrealized gain (loss)	(0.65)		1.00	1.81	(3.34)	(0.61)	0.48
Total from investment operations	(0.60)		1.10	1.94	(3.20)	(0.48)	0.67
Less distributions to shareholders from:
Net investment income	—		(0.14)	(0.23)	(0.09)	(0.22)	(0.31)
Net realized gains	—		—	—	—	(0.52)	(0.06)
Tax return of capital	—		—	—	—	(0.21)	—
Total distributions to shareholders	—		(0.14)	(0.23)	(0.09)	(0.95)	(0.37)
Net asset value, end of period	$8.42		$9.02	$8.06	$6.35	$9.64	$11.07
Total return	(6.65%	)	13.77%	30.83%	(33.25% )	(4.65% )	6.47%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.33%	(c)	1.08%	1.24%	1.03%	0.98%	1.23%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.56%	(c)	0.63%	0.78%	0.59%	0.58%	0.88%	(c)
Net investment income	1.23%	(c)	1.25%	1.71%	1.88%	1.26%	2.33%	(c)
Supplemental data
Net assets, end of period (in thousands)	$122		$143	$78	$9	$4	$5
Portfolio turnover	35%		98%	53%	52%	50%	40%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

84	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2020 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$9.08		$8.11	$6.36	$9.65	$11.09	$9.57
Income from investment operations:
Net investment income	0.07		0.15	0.22	0.18	0.15	0.21
Net realized and unrealized gain (loss)	(0.66)		1.00	1.77	(3.36)	(0.59)	1.68
Total from investment operations	(0.59)		1.15	1.99	(3.18)	(0.44)	1.89
Less distributions to shareholders from:
Net investment income	—		(0.18)	(0.24)	(0.11)	(0.27)	(0.31)
Net realized gains	—		—	—	—	(0.52)	(0.06)
Tax return of capital	—		—	—	—	(0.21)	—
Total distributions to shareholders	—		(0.18)	(0.24)	(0.11)	(1.00)	(0.37)
Net asset value, end of period	$8.49		$9.08	$8.11	$6.36	$9.65	$11.09
Total return	(6.50%	)	14.33%	31.58%	(32.98% )	(4.28% )	20.03%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.82%	(c)	0.56%	0.55%	0.47%	0.38%	0.75%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.10%	(c)	0.10%	0.18%	0.18%	0.22%	0.22%	(c)
Net investment income	1.69%	(c)	1.84%	2.91%	2.37%	1.39%	1.62%	(c)
Supplemental data
Net assets, end of period (in thousands)	$19,421		$19,984	$17,797	$14,825	$28,546	$36,823
Portfolio turnover	35%		98%	53%	52%	50%	40%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	85

Financial Highlights (continued)

Columbia Retirement Plus 2025 Fund

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$9.13		$8.06	$6.26	$9.65	$11.08	$9.56
Income from investment operations:
Net investment income	0.05		0.11	0.19	0.15	0.10	0.22
Net realized and unrealized gain (loss)	(0.75)		1.12	1.82	(3.54)	(0.62)	1.63
Total from investment operations	(0.70)		1.23	2.01	(3.39)	(0.52)	1.85
Less distributions to shareholders from:
Net investment income	—		(0.16)	(0.21)	—	(0.23)	(0.32)
Net realized gains	—		—	—	—	(0.58)	(0.01)
Tax return of capital	—		—	—	—	(0.10)	—
Total distributions to shareholders	—		(0.16)	(0.21)	—	(0.91)	(0.33)
Net asset value, end of period	$8.43		$9.13	$8.06	$6.26	$9.65	$11.08
Total return	(7.67%)		15.45%	32.26%	(35.13%)	(4.93%)	19.53%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.13	%(c)	0.72%	0.78%	0.74%	0.61%	1.39	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.35	%(c)	0.34%	0.39%	0.39%	0.42%	0.48	%(c)
Net investment income	1.10	%(c)	1.40%	2.60%	2.10%	1.00%	1.42	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,252		$4,599	$3,283	$2,262	$2,654	$1,627
Portfolio turnover	36%		89%	52%	47%	41%	37%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

86	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2025 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30, 2011(a)

	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$9.09		$7.92
Income from investment operations:
Net investment income	0.01		0.06
Net realized and unrealized gain (loss)	(0.75)		1.28
Total from investment operations	(0.74)		1.34
Less distributions to shareholders from:
Net investment income	—		(0.17)
Total distributions to shareholders	—		(0.17)
Net asset value, end of period	$8.35		$9.09
Total return	(8.14%	)	17.12%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.88%	(c)	1.45%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.10%	(c)	1.02%	(c)
Net investment income	0.34%	(c)	1.30%	(c)
Supplemental data
Net assets, end of period (in thousands)	$825		$879
Portfolio turnover	36%		89%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to April 30, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	87

Financial Highlights (continued)

Columbia Retirement Plus 2025 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$9.13		$8.04	$6.27	$9.68	$11.09	$10.74
Income from investment operations:
Net investment income	0.04		0.07	0.16	0.11	0.11	0.21
Net realized and unrealized gain (loss)	(0.75)		1.14	1.80	(3.52)	(0.64)	0.47
Total from investment operations	(0.71)		1.21	1.96	(3.41)	(0.53)	0.68
Less distributions to shareholders from:
Net investment income	—		(0.12)	(0.19)	—	(0.20)	(0.32)
Net realized gains	—		—	—	—	(0.58)	(0.01)
Tax return of capital	—		—	—	—	(0.10)	—
Total distributions to shareholders	—		(0.12)	(0.19)	—	(0.88)	(0.33)
Net asset value, end of period	$8.42		$9.13	$8.04	$6.27	$9.68	$11.09
Total return	(7.78%	)	15.14%	31.50%	(35.23% )	(5.03% )	6.52%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.39%	(c)	1.01%	1.11%	0.91%	0.97%	1.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.59%	(c)	0.62%	0.78%	0.60%	0.58%	0.88%	(c)
Net investment income	0.84%	(c)	0.87%	2.21%	1.56%	1.02%	2.22%	(c)
Supplemental data
Net assets, end of period (in thousands)	$45		$44	$23	$15	$5	$5
Portfolio turnover	36%		89%	52%	47%	41%	37%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

88	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2025 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$9.20		$8.11	$6.30	$9.68	$11.11	$9.56
Income from investment operations:
Net investment income	0.06		0.13	0.21	0.16	0.12	0.23
Net realized and unrealized gain (loss)	(0.76)		1.13	1.82	(3.54)	(0.62)	1.65
Total from investment operations	(0.70)		1.26	2.03	(3.38)	(0.50)	1.88
Less distributions to shareholders from:
Net investment income	—		(0.17)	(0.22)	—	(0.25)	(0.32)
Net realized gains	—		—	—	—	(0.58)	(0.01)
Tax return of capital	—		—	—	—	(0.10)	—
Total distributions to shareholders	—		(0.17)	(0.22)	—	(0.93)	(0.33)
Net asset value, end of period	$8.50		$9.20	$8.11	$6.30	$9.68	$11.11
Total return	(7.61%	)	15.76%	32.45%	(34.92% )	(4.77% )	19.87%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.88%	(c)	0.49%	0.51%	0.45%	0.40%	0.89%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.10%	(c)	0.09%	0.18%	0.18%	0.22%	0.22%	(c)
Net investment income	1.34%	(c)	1.58%	2.83%	2.15%	1.11%	1.50%	(c)
Supplemental data
Net assets, end of period (in thousands)	$26,024		$28,433	$23,160	$18,490	$32,458	$36,512
Portfolio turnover	36%		89%	52%	47%	41%	37%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	89

Financial Highlights (continued)

Columbia Retirement Plus 2030 Fund

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$9.20		$8.08	$6.29	$9.71	$11.13	$9.56
Income from investment operations:
Net investment income	0.04		0.10	0.18	0.12	0.13	0.20
Net realized and unrealized gain (loss)	(0.79)		1.15	1.83	(3.53)	(0.65)	1.71
Total from investment operations	(0.75)		1.25	2.01	(3.41)	(0.52)	1.91
Less distributions to shareholders from:
Net investment income	—		(0.13)	(0.22)	(0.01)	(0.24)	(0.32)
Net realized gains	—		—	—	—	(0.51)	(0.02)
Tax return of capital	—		—	—	—	(0.15)	—
Total distributions to shareholders	—		(0.13)	(0.22)	(0.01)	(0.90)	(0.34)
Net asset value, end of period	$8.45		$9.20	$8.08	$6.29	$9.71	$11.13
Total return	(8.15%	)	15.60%	32.17%	(35.09% )	(4.91% )	20.16%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.18%	(c)	0.75%	0.67%	0.69%	0.59%	1.37%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.34%	(c)	0.34%	0.39%	0.39%	0.42%	0.49%	(c)
Net investment income	0.92%	(c)	1.27%	2.50%	1.72%	1.23%	1.47%	(c)
Supplemental data
Net assets, end of period (in thousands)	$3,305		$3,433	$3,128	$4,733	$3,046	$1,234
Portfolio turnover	30%		91%	57%	47%	50%	32%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

90	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2030 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30, 2011(a)

	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$9.15		$7.94
Income from investment operations:
Net investment income	0.01		0.06
Net realized and unrealized gain (loss)	(0.79)		1.30
Total from investment operations	(0.78)		1.36
Less distributions to shareholders from:
Net investment income	—		(0.15)
Total distributions to shareholders	—		(0.15)
Net asset value, end of period	$8.37		$9.15
Total return	(8.52%	)	17.27%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.94%	(c)	1.53%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.09%	(c)	1.02%	(c)
Net investment income	0.18%	(c)	1.22%	(c)
Supplemental data
Net assets, end of period (in thousands)	$33		$34
Portfolio turnover	30%		91%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to April 30, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	91

Financial Highlights (continued)

Columbia Retirement Plus 2030 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009		2008	2007(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$9.20		$8.08	$6.30	$9.73		$11.12	$10.78
Income from investment operations:
Net investment income	0.03		0.08	0.15	0.11		0.11	0.19
Net realized and unrealized gain (loss)	(0.80)		1.15	1.84	(3.54)		(0.64)	0.49
Total from investment operations	(0.77)		1.23	1.99	(3.43)		(0.53)	0.68
Less distributions to shareholders from:
Net investment income	—		(0.11)	(0.21)	(0.00	)(b)	(0.20)	(0.32)
Net realized gains	—		—	—	—		(0.51)	(0.02)
Tax return of capital	—		—	—	—		(0.15)	—
Total distributions to shareholders	—		(0.11)	(0.21)	(0.00	)(b)	(0.86)	(0.34)
Net asset value, end of period	$8.43		$9.20	$8.08	$6.30		$9.73	$11.12
Total return	(8.37%	)	15.29%	31.79%	(35.23%	)	(5.01% )	6.51%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.44%	(d)	1.03%	1.10%	1.09%		1.00%	1.34%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.59%	(d)	0.62%	0.78%	0.61%		0.58%	0.88%	(d)
Net investment income	0.69%	(d)	0.99%	2.06%	1.51%		1.02%	2.23%	(d)
Supplemental data
Net assets, end of period (in thousands)	$17		$17	$12	$7		$5	$5
Portfolio turnover	30%		91%	57%	47%		50%	32%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to April 30, 2007.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

92	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2030 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$9.23		$8.10	$6.31	$9.74	$11.15	$9.56
Income from investment operations:
Net investment income	0.05		0.13	0.21	0.16	0.12	0.21
Net realized and unrealized gain (loss)	(0.80)		1.15	1.83	(3.56)	(0.62)	1.72
Total from investment operations	(0.75)		1.28	2.04	(3.40)	(0.50)	1.93
Less distributions to shareholders from:
Net investment income	—		(0.15)	(0.25)	(0.03)	(0.25)	(0.32)
Net realized gains	—		—	—	—	(0.51)	(0.02)
Tax return of capital	—		—	—	—	(0.15)	—
Total distributions to shareholders	—		(0.15)	(0.25)	(0.03)	(0.91)	(0.34)
Net asset value, end of period	$8.48		$9.23	$8.10	$6.31	$9.74	$11.15
Total return	(8.13%	)	15.98%	32.51%	(34.96% )	(4.73% )	20.41%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.93%	(c)	0.50%	0.49%	0.48%	0.39%	0.86%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.10%	(c)	0.09%	0.18%	0.18%	0.22%	0.22%	(c)
Net investment income	1.18%	(c)	1.55%	2.82%	2.20%	1.15%	1.52%	(c)
Supplemental data
Net assets, end of period (in thousands)	$24,948		$28,887	$22,380	$18,045	$29,048	$34,804
Portfolio turnover	30%		91%	57%	47%	50%	32%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	93

Financial Highlights (continued)

Columbia Retirement Plus 2035 Fund

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$9.10		$7.99	$6.22	$9.61	$11.06	$9.56
Income from investment operations:
Net investment income	0.03		0.11	0.19	0.16	0.11	0.19
Net realized and unrealized gain (loss)	(0.81)		1.14	1.81	(3.54)	(0.62)	1.63
Total from investment operations	(0.78)		1.25	2.00	(3.38)	(0.51)	1.82
Less distributions to shareholders from:
Net investment income	—		(0.14)	(0.23)	(0.01)	(0.24)	(0.31)
Net realized gains	—		—	—	—	(0.65)	(0.01)
Tax return of capital	—		—	—	—	(0.05)	—
Total distributions to shareholders	—		(0.14)	(0.23)	(0.01)	(0.94)	(0.32)
Net asset value, end of period	$8.32		$9.10	$7.99	$6.22	$9.61	$11.06
Total return	(8.57%	)	15.81%	32.30%	(35.21% )	(4.93% )	19.27%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.33%	(c)	0.87%	0.91%	0.88%	0.78%	2.95%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.35%	(c)	0.35%	0.39%	0.39%	0.43%	0.49%	(c)
Net investment income	0.80%	(c)	1.39%	2.54%	2.21%	1.07%	1.01%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,604		$2,872	$1,956	$1,296	$1,526	$856
Portfolio turnover	29%		95%	54%	48%	44%	38%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

94	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2035 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30, 2011(a)
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$9.05		$7.85
Income from investment operations:
Net investment income	.00	(b)	0.06
Net realized and unrealized gain (loss)	(0.81)		1.29
Total from investment operations	(0.81)		1.35
Less distributions to shareholders from:
Net investment income	—		(0.15)
Total distributions to shareholders	—		(0.15)
Net asset value, end of period	$8.24		$9.05
Total return	(8.95%	)	17.40%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.08%	(d)	1.67%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.10%	(d)	1.02%	(d)
Net investment income	0.06%	(d)	1.29%	(d)
Supplemental data
Net assets, end of period (in thousands)	$144		$159
Portfolio turnover	29%		95%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to April 30, 2011.
(b)	Rounds to less than$ 0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	95

Financial Highlights (continued)

Columbia Retirement Plus 2035 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007 (a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$9.11		$8.00	$6.23	$9.63	$11.06	$10.71
Income from investment operations:
Net investment income	0.02		0.08	0.16	0.13	0.11	0.19
Net realized and unrealized gain (loss)	(0.81)		1.14	1.81	(3.53)	(0.64)	0.49
Total from investment operations	(0.79)		1.22	1.97	(3.40)	(0.53)	0.68
Less distributions to shareholders from:
Net investment income	—		(0.11)	(0.20)	—	(0.20)	(0.32)
Net realized gains	—		—	—	—	(0.65)	(0.01)
Tax return of capital	—		—	—	—	(0.05)	—
Total distributions to shareholders	—		(0.11)	(0.20)	—	(0.90)	(0.33)
Net asset value, end of period	$8.32		$9.11	$8.00	$6.23	$9.63	$11.06
Total return	(8.67%	)	15.37%	31.81%	(35.31% )	(5.05% )	6.56%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.54%	(c)	1.11%	1.16%	1.16%	1.11%	1.62%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.59%	(c)	0.61%	0.77%	0.57%	0.58%	0.88%	(c)
Net investment income	0.55%	(c)	0.98%	2.25%	1.84%	1.03%	2.23%	(c)
Supplemental data
Net assets, end of period (in thousands)	$6		$6	$4	$3	$4	$5
Portfolio turnover	29%		95%	54%	48%	44%	38%
Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

96	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2035 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$9.14		$8.02	$6.24	$9.64	$11.08	$9.56
Income from investment operations:
Net investment income	.04		0.13	0.21	0.16	0.12	0.21
Net realized and unrealized gain (loss)	(0.81)		1.14	1.81	(3.54)	(0.61)	1.64
Total from investment operations	(0.77)		1.27	2.02	(3.38)	(0.49)	1.85
Less distributions to shareholders from:
Net investment income	—		(0.15)	(0.24)	(0.02)	(0.25)	(0.32)
Net realized gains	—		—	—	—	(0.65)	(0.01)
Tax return of capital	—		—	—	—	(0.05)	—
Total distributions to shareholders	—		(0.15)	(0.24)	(0.02)	(0.95)	(0.33)
Net asset value, end of period	$8.37		$9.14	$8.02	$6.24	$9.64	$11.08
Total return	(8.42%	)	16.04%	32.57%	(35.09% )	(4.69% )	19.58%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.08%	(c)	0.63%	0.62%	0.58%	0.52%	1.21%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.10%	(c)	0.10%	0.18%	0.18%	0.22%	0.22%	(c)
Net investment income	1.05%	(c)	1.55%	2.83%	2.20%	1.11%	1.55%	(c)
Supplemental data
Net assets, end of period (in thousands)	$20,451		$21,936	$17,305	$13,096	$19,849	$20,424
Portfolio turnover	29%		95%	54%	48%	44%	38%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	97

Financial Highlights (continued)

Columbia Retirement Plus 2040 Fund

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$8.86		$7.77	$6.04	$9.51	$11.11	$9.56
Income from investment operations:
Net investment income	0.03		0.10	0.18	0.15	0.10	0.15
Net realized and unrealized gain (loss)	(0.81)		1.12	1.76	(3.47)	(0.62)	1.74
Total from investment operations	(0.78)		1.22	1.94	(3.32)	(0.52)	1.89
Less distributions to shareholders from:
Net investment income	—		(0.13)	(0.21)	(0.15)	(0.25)	(0.31)
Net realized gains	—		—	—	—	(0.55)	(0.03)
Tax return of capital	—		—	—	—	(0.28)	—
Total distributions to shareholders	—		(0.13)	(0.21)	(0.15)	(1.08)	(0.34)
Net asset value, end of period	$8.08		$8.86	$7.77	$6.04	$9.51	$11.11
Total return	(8.80%	)	15.81%	32.26%	(34.95% )	(5.01% )	19.99%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.53%	(c)	1.09%	1.17%	1.23%	0.93%	1.53%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.34%	(c)	0.39%	0.39%	0.39%	0.43%	0.49%	(c)
Net investment income	0.66%	(c)	1.26%	2.58%	2.08%	0.99%	1.10%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,817		$2,036	$1,741	$1,247	$1,440	$408
Portfolio turnover	30%		94%	55%	50%	52%	33%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

98	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2040 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30, 2011(a)
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$8.81		$7.63
Income from investment operations:
Net investment income	(.00	)(b)	0.06
Net realized and unrealized gain (loss)	(0.80)		1.26
Total from investment operations	(0.80)		1.32
Less distributions to shareholders from:
Net investment income	—		(0.14)
Total distributions to shareholders	—		(0.14)
Net asset value, end of period	$8.01		$8.81
Total return	(9.08%	)	17.43%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.30%	(d)	1.91%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.09%	(d)	1.03%	(d)
Net investment income (loss)	(0.12%	)(d)	1.16%	(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	30%		94%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to April 30, 2011.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	99

Financial Highlights (continued)

Columbia Retirement Plus 2040 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$8.88		$7.78	$6.06	$9.54	$11.10	$10.77
Income from investment operations:
Net investment income	0.01		0.08	0.16	0.12	0.11	0.14
Net realized and unrealized gain (loss)	(0.80)		1.12	1.75	(3.46)	(0.63)	0.54
Total from investment operations	(0.79)		1.20	1.91	(3.34)	(0.52)	0.68
Less distributions to shareholders from:
Net investment income	—		(0.10)	(0.19)	(0.14)	(0.21)	(0.32)
Net realized gains	—		—	—	—	(0.55)	(0.03)
Tax return of capital	—		—	—	—	(0.28)	—
Total distributions to shareholders	—		(0.10)	(0.19)	(0.14)	(1.04)	(0.35)
Net asset value, end of period	$8.09		$8.88	$7.78	$6.06	$9.54	$11.10
Total return	(8.90%	)	15.58%	31.69%	(35.07% )	(5.01% )	6.48%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.66%	(c)	1.36%	1.39%	1.38%	1.09%	1.24%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.57%	(c)	0.64%	0.78%	0.59%	0.58%	0.88%	(c)
Net investment income	0.33%	(c)	1.04%	2.23%	1.71%	1.07%	2.24%	(c)
Supplemental data
Net assets, end of period (in thousands)	$4		$14	$11	$8	$4	$5
Portfolio turnover	30%		94%	55%	50%	52%	33%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

100	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2040 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$8.91		$7.80	$6.06	$9.55	$11.13	$9.56
Income from investment operations:
Net investment income	0.04		0.12	0.20	0.16	0.13	0.16
Net realized and unrealized gain (loss)	(0.81)		1.13	1.76	(3.49)	(0.62)	1.75
Total from investment operations	(0.77)		1.25	1.96	(3.33)	(0.49)	1.91
Less distributions to shareholders from:
Net investment income	—		(0.14)	(0.22)	(0.16)	(0.26)	(0.31)
Net realized gains	—		—	—	—	(0.55)	(0.03)
Tax return of capital	—		—	—	—	(0.28)	—
Total distributions to shareholders	—		(0.14)	(0.22)	(0.16)	(1.09)	(0.34)
Net asset value, end of period	$8.14		$8.91	$7.80	$6.06	$9.55	$11.13
Total return	(8.64%	)	16.25%	32.56%	(34.93% )	(4.74% )	20.26%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.29%	(c)	0.80%	0.79%	0.80%	0.46%	0.79%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.10%	(c)	0.10%	0.18%	0.18%	0.22%	0.22%	(c)
Net investment income	0.90%	(c)	1.57%	2.81%	2.18%	1.20%	1.53%	(C)
Supplemental data
Net assets, end of period (in thousands)	$16,082		$16,573	$12,213	$8,535	$11,852	$26,163
Portfolio turnover	30%		94%	55%	50%	52%	33%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	101

Financial Highlights (continued)

Columbia Retirement Plus 2045 Fund

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$9.08		$7.93	$6.17	$9.64	$11.10	$9.56
Income from investment operations:
Net investment income	0.02		0.11	0.19	0.15	0.12	0.17
Net realized and unrealized gain (loss)	(0.84)		1.17	1.79	(3.55)	(0.64)	1.69
Total from investment operations	(0.82)		1.28	1.98	(3.40)	(0.52)	1.86
Less distributions to shareholders from:
Net investment income	—		(0.13)	(0.22)	(0.07)	(0.24)	(0.31)
Net realized gains	—		—	—	—	(0.67)	(0.01)
Tax return of capital	—		—	—	—	(0.03)	—
Total distributions to shareholders	—		(0.13)	(0.22)	(0.07)	(0.94)	(0.32)
Net asset value, end of period	$8.26		$9.08	$7.93	$6.17	$9.64	$11.10
Total return	(9.03%)		16.26%	32.24%	(35.26%)	(4.93%)	19.63%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.54	%(c)	1.17%	1.26%	1.41%	1.37%	4.82	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.35	%(c)	0.39%	0.39%	0.39%	0.43%	0.49	%(c)
Net investment income	0.53	%(c)	1.35%	2.62%	2.11%	1.20%	1.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,677		$2,013	$1,472	$1,183	$1,256	$450
Portfolio turnover	34%		94%	64%	51%	50%	57%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

102	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2045 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30, 2011(a)

	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$9.02		$7.80
Income from investment operations:
Net investment income (loss)	(0.01)		0.07
Net realized and unrealized gain (loss)	(0.85)		1.29
Total from investment operations	(0.86)		1.36
Less distributions to shareholders from:
Net investment income	—		(0.14)
Total distributions to shareholders	—		(0.14)
Net asset value, end of period	$8.16		$9.02
Total return	(9.53%	)	17.65%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.30%	(c)	1.81%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.10%	(c)	1.03%	(c)
Net investment income (loss)	(0.25%	)(c)	1.32%	(c)
Supplemental data
Net assets, end of period (in thousands)	$239		$261
Portfolio turnover	34%		94%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to April 30, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	103

Financial Highlights (continued)

Columbia Retirement Plus 2045 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$9.10		$7.94	$6.19	$9.66	$11.08	$10.73
Income from investment operations:
Net investment income	0.01		0.08	0.16	0.14	0.12	0.15
Net realized and unrealized gain (loss)	(0.86)		1.18	1.78	(3.55)	(0.64)	0.52
Total from investment operations	(0.85)		1.26	1.94	(3.41)	(0.52)	0.67
Less distributions to shareholders from:
Net investment income	—		(0.10)	(0.19)	(0.06)	(0.20)	(0.31)
Net realized gains	—		—	—	—	(0.67)	(0.01)
Tax return of capital	—		—	—	—	(0.03)	—
Total distributions to shareholders	—		(0.10)	(0.19)	(0.06)	(0.90)	(0.32)
Net asset value, end of period	$8.25		$9.10	$7.94	$6.19	$9.66	$11.08
Total return	(9.34%	)	15.93%	31.57%	(35.32% )	(4.93% )	6.48%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.77%	(c)	1.41%	1.38%	1.52%	1.51%	2.74%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.59%	(c)	0.63%	0.77%	0.57%	0.58%	0.88%	(c)
Net investment income	0.27%	(c)	1.02%	2.15%	1.85%	1.03%	2.19%	(c)
Supplemental data
Net assets, end of period (in thousands)	$5		$5	$4	$3	$5	$5
Portfolio turnover	34%		94%	64%	51%	50%	57%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

104	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus 2045 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$9.09		$7.95	$6.19	$9.67	$11.10	$10.73
Income from investment operations:
Net investment income	0.02		0.11	0.19	0.17	0.17	0.18
Net realized and unrealized gain (loss)	(0.85)		1.17	1.80	(3.55)	(0.64)	0.52
Total from investment operations	(0.83)		1.28	1.99	(3.38)	(0.47)	0.70
Less distributions to shareholders from:
Net investment income	—		(0.14)	(0.23)	(0.10)	(0.26)	(0.32)
Net realized gains	—		—	—	—	(0.67)	(0.01)
Tax return of capital	—		—	—	—	(0.03)	—
Total distributions to shareholders	—		(0.14)	(0.23)	(0.10)	(0.96)	(0.33)
Net asset value, end of period	$8.26		$9.09	$7.95	$6.19	$9.67	$11.10
Total return	(9.13%	)	16.20%	32.31%	(34.94% )	(4.52% )	6.68%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.07%	(c)	1.11%	1.12%	1.02%	1.01%	2.23%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.19%	(c)	0.28%	0.26%	0.07%	0.08%	0.38%	(c)
Net investment income	0.57%	(c)	1.37%	2.54%	2.35%	1.55%	2.69%	(c)
Supplemental data
Net assets, end of period (in thousands)	$4		$15	$13	$3	$5	$5
Portfolio turnover	34%		94%	64%	51%	50%	57%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	105

Financial Highlights (continued)

Columbia Retirement Plus 2045 Fund (continued)

	Six months ended Oct. 31, 2011		Year ended April 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$9.12		$7.96	$6.19	$9.67	$11.12	$9.56
Income from investment operations:
Net investment income	0.03		0.13	0.21	0.16	0.12	0.19
Net realized and unrealized gain (loss)	(0.87)		1.17	1.79	(3.55)	(0.61)	1.69
Total from investment operations	(0.84)		1.30	2.00	(3.39)	(0.49)	1.88
Less distributions to shareholders from:
Net investment income	—		(0.14)	(0.23)	(0.09)	(0.26)	(0.31)
Net realized gains	—		—	—	—	(0.67)	(0.01)
Tax return of capital	—		—	—	—	(0.03)	—
Total distributions to shareholders	—		(0.14)	(0.23)	(0.09)	(0.96)	(0.32)
Net asset value, end of period	$8.28		$9.12	$7.96	$6.19	$9.67	$11.12
Total return	(9.21%	)	16.51%	32.57%	(35.12% )	(4.72% )	19.93%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.31%	(c)	0.89%	0.83%	0.95%	0.95%	3.01%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.10%	(c)	0.10%	0.18%	0.18%	0.21%	0.23%	(c)
Net investment income	0.76%	(c)	1.57%	2.83%	2.23%	1.18%	1.59%	(c)
Supplemental data
Net assets, end of period (in thousands)	$17,077		$17,363	$11,615	$7,820	$9,024	$6,194
Portfolio turnover	34%		94%	64%	51%	50%	57%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

106	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Notes to Financial Statements

October 31, 2011 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. Each Fund currently operates as a diversified fund.

Each Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the Funds.

*	For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds’ most recent prospectus.

Fund Shares

The Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees (the Board). Each Fund offer Class A, Class C, Class R and Class Z shares. In addition, Columbia Retirement Plus 2045 Fund offers Class R4 shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors effective December 31, 2010.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	107

Notes to Financial Statements (continued)

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually, except for Columbia Retirement Plus 2010 Fund, which are declared and paid quarterly. The Funds may, however, declare and pay distributions from net investment income more frequently. The Funds will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trusts’ organizational documents and, in some cases, by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

The Funds do not pay Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), a direct management fee for managing its assets.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which a Fund invests. Because the underlying

108	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended October 31, 2011 other expenses paid to this company by each Fund was $502.

Compensation of Board Members

Board members are compensated for their services to each Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of each Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or certain other funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Funds for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds that is a percentage of the average aggregate value of the Funds’ shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to the share class.

For the six months ended October 31, 2011, the Funds’ annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Fund	Class A	Class C	Class R	Class R4	Class Z
Columbia Retirement Plus 2010 Fund	0.21%	0.21%	0.21%	—%	0.21%
Columbia Retirement Plus 2015 Fund	0.21	0.22	0.21	—	0.21
Columbia Retirement Plus 2020 Fund	0.22	0.21	0.21	—	0.21
Columbia Retirement Plus 2025 Fund	0.38	0.38	0.38	—	0.38
Columbia Retirement Plus 2030 Fund	0.38	0.38	0.38	—	0.38
Columbia Retirement Plus 2035 Fund	0.40	0.40	0.40	—	0.40
Columbia Retirement Plus 2040 Fund	0.39	0.39	0.40	—	0.39
Columbia Retirement Plus 2045 Fund	0.40	0.40	0.40	0.05	0.40

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	109

Notes to Financial Statements (continued)

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Columbia Retirement Plus 2045 Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

Fund	Class C
Columbia Retirement Plus 2010 Fund	$—
Columbia Retirement Plus 2015 Fund	1,000
Columbia Retirement Plus 2020 Fund	—
Columbia Retirement Plus 2025 Fund	—
Columbia Retirement Plus 2030 Fund	—
Columbia Retirement Plus 2035 Fund	—
Columbia Retirement Plus 2040 Fund	—
Columbia Retirement Plus 2045 Fund	2,000

These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the six months ended October 31, 2011, are as follows:

Fund	Class A	Class C
Columbia Retirement Plus 2010 Fund	$9,365	$—
Columbia Retirement Plus 2015 Fund	5,364	7
Columbia Retirement Plus 2020 Fund	8,740	—
Columbia Retirement Plus 2025 Fund	4,914	1
Columbia Retirement Plus 2030 Fund	4,894	—
Columbia Retirement Plus 2035 Fund	8,861	—
Columbia Retirement Plus 2040 Fund	6,290	—
Columbia Retirement Plus 2045 Fund	4,656	53

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 16, 2011, so that net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of each Fund’s average daily net assets:

Class A	0.39%
Class C	1.14
Class R	0.64
Class R4*	0.32
Class Z	0.14

*	For Columbia Retirement Plus 2045 Fund only.

110	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Prior to July 1, 2011, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of each Fund’s average daily net assets:

Class A	0.39%
Class C	1.14
Class R	0.78
Class R4*	0.28
Class Z	0.18

*	For Columbia Retirement Plus 2045 Fund only.

Effective November 16, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through August 31, 2014, unless sooner terminated at the sole discretion of the Board, so that net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, will not exceed the following annual rates as a percentage of each Fund’s average daily net assets:

Class A	0.25%
Class C	1.00
Class R	0.50
Class R4*	0.25
Class Z	0.00

*	For Columbia Retirement Plus 2045 Fund only.

Under the agreements, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2011, the approximate cost of investments for federal income tax purposes along with the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net appreciation (depreciation)
Columbia Retirement Plus 2010 Fund	$10,254,000	$134,000	$(145,000)	$(11,000)
Columbia Retirement Plus 2015 Fund	22,424,000	390,000	(391,000)	(1,000)
Columbia Retirement Plus 2020 Fund	25,593,000	361,000	(532,000)	(171,000)
Columbia Retirement Plus 2025 Fund	31,303,000	530,000	(642,000)	(112,000)
Columbia Retirement Plus 2030 Fund	28,444,000	490,000	(613,000)	(123,000)
Columbia Retirement Plus 2035 Fund	23,360,000	408,000	(518,000)	(110,000)
Columbia Retirement Plus 2040 Fund	18,062,000	320,000	(438,000)	(118,000)
Columbia Retirement Plus 2045 Fund	19,252,000	277,000	(486,000)	(209,000)

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	111

Notes to Financial Statements (continued)

The following capital loss carryforward, determined at April 30, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	2017	2018	2019	Total
Columbia Retirement Plus 2010 Fund	$428,181	$2,827,856	$7,429	$3,263,466
Columbia Retirement Plus 2015 Fund	704,342	3,055,770	1,181,127	4,941,239
Columbia Retirement Plus 2020 Fund	502,050	4,705,880	1,142,832	6,350,762
Columbia Retirement Plus 2025 Fund	662,473	3,488,786	1,568,494	5,719,753
Columbia Retirement Plus 2030 Fund	623,603	2,895,797	1,293,603	4,813,003
Columbia Retirement Plus 2035 Fund	312,553	1,217,126	853,199	2,382,878
Columbia Retirement Plus 2040 Fund	370,260	565,348	159,211	1,094,819
Columbia Retirement Plus 2045 Fund	—	—	—	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2011, post-October losses of $8,742 attributed to security transactions were deferred to May 1, 2011 for Columbia Retirement Plus 2035 Fund.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended October 31, 2011, the cost of purchases and proceeds from sales of investments in underlying affiliated funds, for each Fund aggregated to:

Fund	Purchases	Proceeds
Columbia Retirement Plus 2010 Fund	$3,914,963	$3,989,399
Columbia Retirement Plus 2015 Fund	7,861,026	8,734,331
Columbia Retirement Plus 2020 Fund	10,171,726	9,141,875
Columbia Retirement Plus 2025 Fund	11,805,174	11,642,655
Columbia Retirement Plus 2030 Fund	8,980,474	10,113,515
Columbia Retirement Plus 2035 Fund	7,533,988	6,930,723
Columbia Retirement Plus 2040 Fund	6,472,774	5,362,690
Columbia Retirement Plus 2045 Fund	7,909,444	6,579,596

Note 6. Shareholder Concentration

At October 31, 2011, the Investment Manager and/or affiliates owned 100% of the Class R shares for Columbia Retirement Plus 2010 Fund and Retirement Plus 2040 Fund and 100% of Class R4 shares Columbia Retirement Plus 2045 Fund.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

112	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Note 8. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT	113

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

114	COLUMBIA RETIREMENT PLUS® SERIES — 2011 SEMIANNUAL REPORT

Columbia Retirement Plus® Series

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Funds’ current prospectus. The Funds are distributed by Columbia Management Investment
Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6514 G (12/11
)

Item 2.
Code of Ethics. Not applicable for semi-annual reports.

Item 3.
Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.
Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.
Audit Committee of Listed Registrants. Not applicable.

Item 6.
Investments.

(a)
The registrant’s “Schedule 1 – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)
Not applicable.

Item 7.
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.
Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.
Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.
Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.
Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.
Exhibits.

(a)(1) Code of ethics required to be
disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the
Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Columbia Funds Series Trust II

By /s/

J. Kevin Connaughton

J. Kevin Connaughton

President and Principal Executive Officer

Date

December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/

J. Kevin Connaughton

J. Kevin Connaughton

President and Principal Executive Officer

Date

December 22, 2011

By /s/

Michael G. Clarke

Michael G. Clarke

Treasurer and Principal Financial Officer

Date

December 22, 2011